Variable Annuity-1 Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-1 Series Account and Those Charged with Governance of Variable Annuity-1 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-1 Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 11, 2025

Appendix A

The subaccounts that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS International Value Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Large Cap Growth Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Relative Value Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Sustainable International Thematic Portfolio, Class A	Not Applicable	For the period from January 1, 2024 to April 12, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 12, 2024 (cessation of operations)
Alger Balanced Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Discovery All Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Opportunity Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ALPS Global Opportunity Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS New World Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Emerging Markets Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Large Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Delaware VIP International Series, Standard Class	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Dimensional VA US Targeted Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Capital Growth VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Core Equity VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS CROCI U.S. VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

DWS Global Small Cap VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to October 25, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to October 25, 2024 (cessation of operations)
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2060 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower SecureFoundation Balanced Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Federated Hermes Managed Volatility Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. High Yield Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Main Street Mid Cap Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Technology Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Research Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Janus Henderson Research Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Balanced Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Mid Cap Value Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Baron Growth Opportunities Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Core Bond Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Macquarie SMID Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Macquarie Value Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Emerging Markets Series, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Standard Class	As of December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024
Macquarie VIP Small Cap Value Series, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS Blended Research Small Cap Equity Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Core Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Not Applicable	For the period from January 1, 2024 to December 5, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to December 5, 2024 (cessation of operations)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
NVIT Mid Cap Index Fund, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Emerging Markets Bond Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Bond VCT Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Fund VCT Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Mid Cap Value VCT Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Prudential Series Fund Equity Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Prudential Series Fund Natural Resources Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Core Equity Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Health Care Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Income Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Equity Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Mortgage Securities Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Putnam VT Small Cap Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab Government Money Market Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab S&P 500 Index Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Third Avenue Value Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Bond Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Common Stock Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Common Stock Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Small Company Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Capital Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Diversified Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
ASSETS:
Investments at fair value (1)	$3,673,287	$1,178,976	$21,470,247	$11,962,955	$1,138,642	$7,331,860	$40,329,637
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	72	23	3,033	5,798	21	5,709	1,017
Receivable from the Company	11,132	8,707	1,394	7,519	5,167	657	263,687
Total assets	3,684,491	1,187,706	21,474,674	11,976,272	1,143,830	7,338,226	40,594,341

LIABILITIES:
Payable to the Contracts	72	23	3,033	5,798	21	5,709	1,017
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	72	23	3,033	5,798	21	5,709	1,017

NET ASSETS	$3,684,419	$1,187,683	$21,471,641	$11,970,474	$1,143,809	$7,332,517	$40,593,324

ANALYSIS OF NET ASSETS
Accumulation period	$3,546,837	$1,172,474	$21,202,392	$11,811,492	$1,138,587	$7,324,933	$39,626,551
Annuity period	137,582	15,209	269,249	158,982	5,222	7,584	966,773
Total net assets	$3,684,419	$1,187,683	$21,471,641	$11,970,474	$1,143,809	$7,332,517	$40,593,324

Fair value per share (NAV)	$18.32	$15.12	$89.31	$31.68	$22.12	$115.87	$89.19
Shares outstanding in the Separate Account	200,507	77,975	240,401	377,619	51,476	63,277	452,177

(1) Investments in mutual fund shares, at cost	$3,809,782	$1,093,173	$17,905,610	$10,947,189	$690,368	$5,661,068	$33,948,031

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1
ASSETS:
Investments at fair value (1)	$4,657,290	$2,267,456	$7,795,509	$5,939,971	$280,193	$347,165	$2,144,868
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	99	48	287	117	5	5	31
Receivable from the Company	2,230	-	36,177	40,418	-	-	-
Total assets	4,659,619	2,267,504	7,831,973	5,980,506	280,198	347,170	2,144,899

LIABILITIES:
Payable to the Contracts	99	48	287	117	5	5	31
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	358	-	-	-	-	-
Total liabilities	99	406	287	117	5	5	31

NET ASSETS	$4,659,520	$2,267,098	$7,831,686	$5,980,389	$280,193	$347,165	$2,144,868

ANALYSIS OF NET ASSETS
Accumulation period	$4,594,727	$2,203,346	$7,613,063	$5,688,777	$280,193	$347,165	$2,144,868
Annuity period	64,793	63,752	218,623	291,612	-	-	-
Total net assets	$4,659,520	$2,267,098	$7,831,686	$5,980,389	$280,193	$347,165	$2,144,868

Fair value per share (NAV)	$20.40	$27.47	$24.17	$26.86	$12.33	$9.52	$36.91
Shares outstanding in the Separate Account	228,298	82,543	322,528	221,146	22,724	36,467	58,111

(1) Investments in mutual fund shares, at cost	$5,148,494	$2,324,670	$7,889,022	$5,623,932	$278,851	$358,741	$2,058,481

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I
ASSETS:
Investments at fair value (1)	$245,805	$7,458,276	$1,942,190	$2,549,809	$2,497,003	$741,279	$7,287,550
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	4	127	30	42	36	11	129
Receivable from the Company	-	-	-	-	-	-	251
Total assets	245,809	7,458,403	1,942,220	2,549,851	2,497,039	741,290	7,287,930

LIABILITIES:
Payable to the Contracts	4	127	30	42	36	11	129
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	127	30	42	36	11	129

NET ASSETS	$245,805	$7,458,276	$1,942,190	$2,549,809	$2,497,003	$741,279	$7,287,801

ANALYSIS OF NET ASSETS
Accumulation period	$245,805	$7,458,276	$1,942,190	$2,549,809	$2,497,003	$741,279	$7,264,532
Annuity period	-	-	-	-	-	-	23,269
Total net assets	$245,805	$7,458,276	$1,942,190	$2,549,809	$2,497,003	$741,279	$7,287,801

Fair value per share (NAV)	$17.05	$67.14	$17.75	$26.33	$9.12	$13.53	$16.48
Shares outstanding in the Separate Account	14,417	111,085	109,419	96,840	273,794	54,788	442,206

(1) Investments in mutual fund shares, at cost	$271,145	$6,161,456	$2,149,519	$2,505,573	$2,587,470	$738,370	$7,623,967

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
ASSETS:
Investments at fair value (1)	$3,111,020	$9,507,727	$6,455,574	$267,268	$1,619,325	$337,296	$1,796,874
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	57	411	131	5	28	73	153
Receivable from the Company	7,053	62,403	32,088	-	30,492	-	-
Total assets	3,118,130	9,570,541	6,487,793	267,273	1,649,845	337,369	1,797,027

LIABILITIES:
Payable to the Contracts	57	411	131	5	28	73	153
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	57	411	131	5	28	73	153

NET ASSETS	$3,118,073	$9,570,130	$6,487,662	$267,268	$1,649,817	$337,296	$1,796,874

ANALYSIS OF NET ASSETS
Accumulation period	$3,099,732	$9,213,004	$5,877,728	$267,268	$1,563,686	$337,296	$1,796,874
Annuity period	18,341	357,126	609,934	-	86,131	-	-
Total net assets	$3,118,073	$9,570,130	$6,487,662	$267,268	$1,649,817	$337,296	$1,796,874

Fair value per share (NAV)	$20.58	$36.49	$37.48	$43.56	$47.43	$24.43	$27.69
Shares outstanding in the Separate Account	151,167	260,557	172,240	6,135	34,141	13,807	64,893

(1) Investments in mutual fund shares, at cost	$2,789,572	$9,707,049	$5,130,916	$283,982	$1,368,029	$330,757	$2,182,461

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A
ASSETS:
Investments at fair value (1)	$246,729	$8,386,200	$22,713,609	$1,792,008	$2,595,939	$34,679,869	$15,024,714
Receivable from the Contracts	-	-	1,532	-	-	-	-
Receivable from the fund manager	4	158	-	3,104	36	859	300
Receivable from the Company	-	18,116	23,701	3,638	-	143,243	38,832
Total assets	246,733	8,404,474	22,738,842	1,798,750	2,595,975	34,823,971	15,063,846

LIABILITIES:
Payable to the Contracts	4	158	-	3,104	36	859	300
Payable to the fund manager	-	-	1,532	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	158	1,532	3,104	36	859	300

NET ASSETS	$246,729	$8,404,316	$22,737,310	$1,795,646	$2,595,939	$34,823,112	$15,063,546

ANALYSIS OF NET ASSETS
Accumulation period	$246,729	$8,269,510	$22,568,633	$1,745,495	$2,595,939	$33,987,478	$14,864,695
Annuity period	-	134,806	168,677	50,151	-	835,634	198,851
Total net assets	$246,729	$8,404,316	$22,737,310	$1,795,646	$2,595,939	$34,823,112	$15,063,546

Fair value per share (NAV)	$10.04	$47.19	$28.26	$13.25	$22.57	$43.97	$13.75
Shares outstanding in the Separate Account	24,575	177,711	803,737	135,246	115,017	788,717	1,092,706

(1) Investments in mutual fund shares, at cost	$301,750	$5,872,304	$19,094,188	$1,681,253	$2,555,007	$25,665,393	$12,365,512

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$4,987,084	$980,699	$28,979,676	$1,448,803	$2,979,631	$221,848	$8,216,989
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	99	18	1,729	27	57	4	133
Receivable from the Company	11,724	-	140,997	10,060	1,107	-	-
Total assets	4,998,907	980,717	29,122,402	1,458,890	2,980,795	221,852	8,217,122

LIABILITIES:
Payable to the Contracts	99	18	1,729	27	57	4	133
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	99	18	1,729	27	57	4	133

NET ASSETS	$4,998,808	$980,699	$29,120,673	$1,458,863	$2,980,738	$221,848	$8,216,989

ANALYSIS OF NET ASSETS
Accumulation period	$4,931,084	$980,699	$27,989,478	$1,197,925	$2,941,216	$221,848	$8,216,989
Annuity period	67,725	-	1,131,195	260,938	39,522	-	-
Total net assets	$4,998,808	$980,699	$29,120,673	$1,458,863	$2,980,738	$221,848	$8,216,989

Fair value per share (NAV)	$18.08	$10.42	$14.52	$14.27	$13.81	$5.62	$12.55
Shares outstanding in the Separate Account	275,834	94,117	1,995,845	101,528	215,759	39,475	654,740

(1) Investments in mutual fund shares, at cost	$4,051,599	$993,025	$29,702,215	$1,460,702	$2,956,804	$228,050	$9,215,489

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$3,410,518	$3,342,101	$353,560	$48,070	$677,708	$568,024	$697,512
Receivable from the Contracts	-	469	-	-	-	-	-
Receivable from the fund manager	3,737	-	5	1	12	10	11
Receivable from the Company	1,476	-	-	-	-	-	-
Total assets	3,415,731	3,342,570	353,565	48,071	677,720	568,034	697,523

LIABILITIES:
Payable to the Contracts	3,737	-	5	1	12	10	11
Payable to the fund manager	-	469	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	3,737	469	5	1	12	10	11

NET ASSETS	$3,411,994	$3,342,101	$353,560	$48,070	$677,708	$568,024	$697,512

ANALYSIS OF NET ASSETS
Accumulation period	$3,316,713	$3,342,101	$353,560	$48,070	$677,708	$568,024	$697,512
Annuity period	95,281	-	-	-	-	-	-
Total net assets	$3,411,994	$3,342,101	$353,560	$48,070	$677,708	$568,024	$697,512

Fair value per share (NAV)	$7.42	$12.44	$12.09	$12.95	$10.23	$13.71	$10.49
Shares outstanding in the Separate Account	459,638	268,658	29,244	3,712	66,247	41,431	66,493

(1) Investments in mutual fund shares, at cost	$3,567,922	$3,305,553	$376,930	$49,353	$708,823	$599,482	$783,583

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$207,745	$26,836	$129,080	$73,629	$122,209	$81,795	$970,466
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	4	-	2	1	2	1	17
Receivable from the Company	-	-	-	-	-	-	-
Total assets	207,749	26,836	129,082	73,630	122,211	81,796	970,483

LIABILITIES:
Payable to the Contracts	4	-	2	1	2	1	17
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	-	2	1	2	1	17

NET ASSETS	$207,745	$26,836	$129,080	$73,629	$122,209	$81,795	$970,466

ANALYSIS OF NET ASSETS
Accumulation period	$207,745	$26,836	$129,080	$73,629	$122,209	$81,795	$970,466
Annuity period	-	-	-	-	-	-	-
Total net assets	$207,745	$26,836	$129,080	$73,629	$122,209	$81,795	$970,466

Fair value per share (NAV)	$13.78	$10.62	$14.13	$11.23	$18.29	$10.75	$13.77
Shares outstanding in the Separate Account	15,076	2,527	9,135	6,556	6,682	7,609	70,477

(1) Investments in mutual fund shares, at cost	$224,619	$27,294	$115,686	$72,534	$106,218	$77,325	$1,033,399

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$9,737,539	$3,947,749	$4,414,642	$6,801,467	$335,817	$153,250,675	$1,047,441
Receivable from the Contracts	-	-	-	41	-	-	-
Receivable from the fund manager	10,923	326,381	4,078	-	6	384,619	18
Receivable from the Company	-	-	-	12,688	-	1,960	-
Total assets	9,748,462	4,274,130	4,418,720	6,814,196	335,823	153,637,254	1,047,459

LIABILITIES:
Payable to the Contracts	10,923	326,381	4,078	-	6	384,619	18
Payable to the fund manager	-	-	-	41	-	-	-
Payable to the Company	19,111	-	-	-	-	-	-
Total liabilities	30,034	326,381	4,078	41	6	384,619	18

NET ASSETS	$9,718,428	$3,947,749	$4,414,642	$6,814,155	$335,817	$153,252,635	$1,047,441

ANALYSIS OF NET ASSETS
Accumulation period	$9,351,958	$3,947,749	$4,414,642	$6,618,157	$335,817	$153,142,471	$1,047,441
Annuity period	366,470	-	-	195,998	-	110,164	-
Total net assets	$9,718,428	$3,947,749	$4,414,642	$6,814,155	$335,817	$153,252,635	$1,047,441

Fair value per share (NAV)	$6.31	$6.95	$8.02	$12.95	$12.09	$12.85	$38.44
Shares outstanding in the Separate Account	1,543,192	568,021	550,454	525,210	27,776	11,926,123	27,249

(1) Investments in mutual fund shares, at cost	$10,148,127	$4,055,601	$4,681,460	$7,118,415	$335,936	$156,398,337	$973,594

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I
ASSETS:
Investments at fair value (1)	$1,677,713	$18,611,232	$2,030,452	$4,177,064	$59,064	$9,666,662	$6,655,331
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	28	378	82	77	1	180	126
Receivable from the Company	-	133,034	18,759	12,936	-	8,639	13,282
Total assets	1,677,741	18,744,644	2,049,293	4,190,077	59,065	9,675,481	6,668,739

LIABILITIES:
Payable to the Contracts	28	378	82	77	1	180	126
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	28	378	82	77	1	180	126

NET ASSETS	$1,677,713	$18,744,266	$2,049,211	$4,190,000	$59,064	$9,675,301	$6,668,613

ANALYSIS OF NET ASSETS
Accumulation period	$1,677,713	$17,418,688	$1,987,255	$4,057,777	$59,064	$9,336,346	$6,630,355
Annuity period	-	1,325,578	61,956	132,223	-	338,955	38,258
Total net assets	$1,677,713	$18,744,266	$2,049,211	$4,190,000	$59,064	$9,675,301	$6,668,613

Fair value per share (NAV)	$37.65	$9.07	$10.19	$14.32	$8.93	$1.84	$20.72
Shares outstanding in the Separate Account	44,561	2,051,955	199,259	291,694	6,614	5,253,620	321,203

(1) Investments in mutual fund shares, at cost	$1,508,819	$21,436,781	$1,996,301	$4,043,920	$59,545	$11,508,883	$6,263,024

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund
ASSETS:
Investments at fair value (1)	$4,274,785	$10,445,434	$31,872,121	$9,398,672	$3,811,875	$1,848,421	$3,443,295
Receivable from the Contracts	-	-	-	-	48	-	-
Receivable from the fund manager	100	207	6,843	608	-	39	197
Receivable from the Company	48,549	53,694	157,076	34,079	19,716	231	387
Total assets	4,323,434	10,499,335	32,036,040	9,433,359	3,831,639	1,848,691	3,443,879

LIABILITIES:
Payable to the Contracts	100	207	6,843	608	-	39	197
Payable to the fund manager	-	-	-	-	48	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	100	207	6,843	608	48	39	197

NET ASSETS	$4,323,334	$10,499,128	$32,029,197	$9,432,751	$3,831,591	$1,848,652	$3,443,682

ANALYSIS OF NET ASSETS
Accumulation period	$4,157,692	$10,119,660	$31,236,814	$8,609,119	$3,566,500	$1,839,245	$3,440,992
Annuity period	165,642	379,468	792,383	823,632	265,091	9,407	2,690
Total net assets	$4,323,334	$10,499,128	$32,029,197	$9,432,751	$3,831,591	$1,848,652	$3,443,682

Fair value per share (NAV)	$33.62	$33.52	$39.99	$20.25	$4.77	$11.16	$29.25
Shares outstanding in the Separate Account	127,150	311,618	797,002	464,132	799,135	165,629	117,719

(1) Investments in mutual fund shares, at cost	$3,716,823	$10,982,175	$30,349,668	$9,008,232	$4,013,897	$1,801,107	$3,283,622

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S
ASSETS:
Investments at fair value (1)	$2,539,413	$5,422,711	$15,122,387	$13,031,399	$28,989,775	$18,178,553	$1,423,915
Receivable from the Contracts	-	1,888	-	-	-	-	-
Receivable from the fund manager	49	-	1,198	366	716	506	33
Receivable from the Company	-	16,640	34,461	73,255	123,231	81,889	36,573
Total assets	2,539,462	5,441,239	15,158,046	13,105,020	29,113,722	18,260,948	1,460,521

LIABILITIES:
Payable to the Contracts	49	-	1,198	366	716	506	33
Payable to the fund manager	-	1,888	-	-	-	-	-
Payable to the Company	581	-	-	-	-	-	-
Total liabilities	630	1,888	1,198	366	716	506	33

NET ASSETS	$2,538,832	$5,439,351	$15,156,848	$13,104,654	$29,113,006	$18,260,442	$1,460,488

ANALYSIS OF NET ASSETS
Accumulation period	$2,472,674	$5,350,894	$14,713,935	$12,729,794	$27,852,173	$17,687,445	$1,284,783
Annuity period	66,158	88,457	442,913	374,860	1,260,833	572,997	175,705
Total net assets	$2,538,832	$5,439,351	$15,156,848	$13,104,654	$29,113,006	$18,260,442	$1,460,488

Fair value per share (NAV)	$19.37	$23.80	$51.22	$9.75	$10.87	$72.60	$41.77
Shares outstanding in the Separate Account	131,100	227,845	295,244	1,336,554	2,666,953	250,393	34,089

(1) Investments in mutual fund shares, at cost	$2,445,355	$4,309,421	$10,026,172	$15,368,061	$33,352,776	$12,092,931	$1,378,687

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio
ASSETS:
Investments at fair value (1)	$2,877,556	$12,408,903	$135,012,593	$1,727,424	$18,508,023	$11,284,485	$2,044,750
Receivable from the Contracts	-	-	-	-	618	-	-
Receivable from the fund manager	67	291	3,875	28	-	114	34
Receivable from the Company	31,882	148,010	127,930	-	-	70,428	-
Total assets	2,909,505	12,557,204	135,144,398	1,727,452	18,508,641	11,355,027	2,044,784

LIABILITIES:
Payable to the Contracts	67	291	3,875	28	-	114	34
Payable to the fund manager	-	-	-	-	618	-	-
Payable to the Company	-	-	-	595	4,245	-	-
Total liabilities	67	291	3,875	623	4,863	114	34

NET ASSETS	$2,909,438	$12,556,913	$135,140,523	$1,726,829	$18,503,778	$11,354,913	$2,044,750

ANALYSIS OF NET ASSETS
Accumulation period	$2,816,897	$11,731,724	$131,107,053	$1,611,782	$18,450,614	$10,744,149	$2,044,750
Annuity period	92,541	825,189	4,033,470	115,047	53,164	610,764	-
Total net assets	$2,909,438	$12,556,913	$135,140,523	$1,726,829	$18,503,778	$11,354,913	$2,044,750

Fair value per share (NAV)	$43.92	$59.40	$54.39	$21.11	$21.16	$21.65	$13.09
Shares outstanding in the Separate Account	65,518	208,904	2,482,305	81,830	874,670	521,223	156,207

(1) Investments in mutual fund shares, at cost	$2,284,360	$6,643,656	$95,422,574	$1,180,226	$14,806,394	$10,712,388	$2,109,710

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Core Bond Fund, Standard Class
ASSETS:
Investments at fair value (1)	$27,449,151	$10,163,889	$6,797,407	$10,831,720	$19,313,380	$19,239,843	$1,168,730
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,624	195	129	202	373	741	19
Receivable from the Company	35,711	13,473	13,399	27,755	67,221	223,518	-
Total assets	27,486,486	10,177,557	6,810,935	10,859,677	19,380,974	19,464,102	1,168,749

LIABILITIES:
Payable to the Contracts	1,624	195	129	202	373	741	19
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1,624	195	129	202	373	741	19

NET ASSETS	$27,484,862	$10,177,362	$6,810,806	$10,859,475	$19,380,601	$19,463,361	$1,168,730

ANALYSIS OF NET ASSETS
Accumulation period	$26,819,342	$10,081,709	$6,654,633	$10,699,950	$18,873,162	$18,597,464	$1,168,730
Annuity period	665,520	95,653	156,173	159,525	507,439	865,897	-
Total net assets	$27,484,862	$10,177,362	$6,810,806	$10,859,475	$19,380,601	$19,463,361	$1,168,730

Fair value per share (NAV)	$8.40	$8.57	$10.68	$19.68	$12.23	$75.41	$9.61
Shares outstanding in the Separate Account	3,266,589	1,186,677	636,223	550,420	1,579,310	255,150	121,616

(1) Investments in mutual fund shares, at cost	$25,694,064	$10,451,886	$6,993,251	$11,373,757	$18,429,914	$13,699,857	$1,235,448

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class
ASSETS:
Investments at fair value (1)	$2,985,228	$7,323,293	$1,071,112	$3,271,043	$1,421,731	$214,498	$19,085,021
Receivable from the Contracts	-	-	-	357	-	-	-
Receivable from the fund manager	55	210	17	-	21	4	741
Receivable from the Company	6,295	10,214	-	-	-	-	57,691
Total assets	2,991,578	7,333,717	1,071,129	3,271,400	1,421,752	214,502	19,143,453

LIABILITIES:
Payable to the Contracts	55	210	17	-	21	4	741
Payable to the fund manager	-	-	-	357	-	-	-
Payable to the Company	-	-	-	5,694	-	-	-
Total liabilities	55	210	17	6,051	21	4	741

NET ASSETS	$2,991,523	$7,333,507	$1,071,112	$3,265,349	$1,421,731	$214,498	$19,142,712

ANALYSIS OF NET ASSETS
Accumulation period	$2,968,249	$7,285,021	$1,071,112	$3,211,923	$1,421,731	$214,498	$18,684,362
Annuity period	23,274	48,486	-	53,426	-	-	458,350
Total net assets	$2,991,523	$7,333,507	$1,071,112	$3,265,349	$1,421,731	$214,498	$19,142,712

Fair value per share (NAV)	$21.69	$27.81	$25.56	$22.55	$16.52	$16.55	$40.48
Shares outstanding in the Separate Account	137,606	263,305	41,906	145,057	86,061	12,961	471,468

(1) Investments in mutual fund shares, at cost	$3,040,191	$6,322,535	$1,124,695	$3,502,705	$1,375,726	$216,251	$16,917,095

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
ASSETS:
Investments at fair value (1)	$262,308	$140,284	$1,780,520	$33,168,935	$686,748	$5,287,717	$636,075
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	4	2	29	13,507	11	168	11
Receivable from the Company	-	-	-	71,289	-	24,539	11,300
Total assets	262,312	140,286	1,780,549	33,253,731	686,759	5,312,424	647,386

LIABILITIES:
Payable to the Contracts	4	2	29	13,507	11	168	11
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	2	29	13,507	11	168	11

NET ASSETS	$262,308	$140,284	$1,780,520	$33,240,224	$686,748	$5,312,256	$647,375

ANALYSIS OF NET ASSETS
Accumulation period	$262,308	$140,284	$1,780,520	$32,337,064	$686,748	$5,122,803	$630,301
Annuity period	-	-	-	903,160	-	189,453	17,074
Total net assets	$262,308	$140,284	$1,780,520	$33,240,224	$686,748	$5,312,256	$647,375

Fair value per share (NAV)	$10.32	$30.99	$15.79	$29.17	$10.59	$33.42	$20.40
Shares outstanding in the Separate Account	25,417	4,527	112,763	1,137,091	64,849	158,220	31,180

(1) Investments in mutual fund shares, at cost	$255,830	$133,485	$1,727,478	$31,150,273	$656,671	$5,282,906	$616,821

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class
ASSETS:
Investments at fair value (1)	$908,842	$22,652,680	$2,518,530	$668,025	$22,815,551	$58,128,564	$3,053,294
Receivable from the Contracts	-	-	-	-	-	18,303	-
Receivable from the fund manager	12	6,335	45	10	6,067	-	46
Receivable from the Company	-	101,061	-	-	45,765	223,278	-
Total assets	908,854	22,760,076	2,518,575	668,035	22,867,383	58,370,145	3,053,340

LIABILITIES:
Payable to the Contracts	12	6,335	45	10	6,067	-	46
Payable to the fund manager	-	-	-	-	-	18,303	-
Payable to the Company	-	-	266	-	-	-	485
Total liabilities	12	6,335	311	10	6,067	18,303	531

NET ASSETS	$908,842	$22,753,741	$2,518,264	$668,025	$22,861,316	$58,351,842	$3,052,809

ANALYSIS OF NET ASSETS
Accumulation period	$908,842	$21,960,622	$2,508,028	$668,025	$22,248,119	$56,375,996	$3,040,086
Annuity period	-	793,119	10,236	-	613,197	1,975,846	12,723
Total net assets	$908,842	$22,753,741	$2,518,264	$668,025	$22,861,316	$58,351,842	$3,052,809

Fair value per share (NAV)	$40.09	$19.68	$5.45	$10.64	$7.24	$9.64	$11.51
Shares outstanding in the Separate Account	22,670	1,151,051	462,116	62,784	3,151,319	6,029,934	265,273

(1) Investments in mutual fund shares, at cost	$556,317	$22,821,920	$3,150,053	$702,926	$23,752,426	$60,773,790	$3,337,245

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II
ASSETS:
Investments at fair value (1)	$109,222,628	$3,507,997	$6,535,005	$1,881,219	$6,907,503	$2,000,579	$428,776
Receivable from the Contracts	127,384	-	-	-	-	-	-
Receivable from the fund manager	-	49	273	40	148	44	8
Receivable from the Company	195,930	-	64,233	7,294	775	-	-
Total assets	109,545,942	3,508,046	6,599,511	1,888,553	6,908,426	2,000,623	428,784

LIABILITIES:
Payable to the Contracts	-	49	273	40	148	44	8
Payable to the fund manager	127,384	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	127,384	49	273	40	148	44	8

NET ASSETS	$109,418,558	$3,507,997	$6,599,238	$1,888,513	$6,908,278	$2,000,579	$428,776

ANALYSIS OF NET ASSETS
Accumulation period	$106,581,363	$3,507,997	$6,163,570	$1,872,584	$6,904,420	$2,000,579	$428,776
Annuity period	2,837,195	-	435,668	15,929	3,858	-	-
Total net assets	$109,418,558	$3,507,997	$6,599,238	$1,888,513	$6,908,278	$2,000,579	$428,776

Fair value per share (NAV)	$9.04	$9.36	$18.58	$11.26	$27.29	$118.47	$42.06
Shares outstanding in the Separate Account	12,082,149	374,786	351,723	167,071	253,115	16,887	10,194

(1) Investments in mutual fund shares, at cost	$126,391,472	$3,663,015	$5,565,070	$2,085,062	$6,591,697	$603,426	$365,652

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB
ASSETS:
Investments at fair value (1)	$3,843,556	$784,333	$2,812,617	$5,402,472	$1,581,183	$1,134,669	$21,006,384
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	70	16	56	90	1,675	1,949	391
Receivable from the Company	-	-	14,906	-	-	-	93,170
Total assets	3,843,626	784,349	2,827,579	5,402,562	1,582,858	1,136,618	21,099,945

LIABILITIES:
Payable to the Contracts	70	16	56	90	1,675	1,949	391
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	70	16	56	90	1,675	1,949	391

NET ASSETS	$3,843,556	$784,333	$2,827,523	$5,402,472	$1,581,183	$1,134,669	$21,099,554

ANALYSIS OF NET ASSETS
Accumulation period	$3,843,556	$784,333	$2,788,414	$5,402,472	$1,581,183	$1,134,669	$20,492,104
Annuity period	-	-	39,109	-	-	-	607,450
Total net assets	$3,843,556	$784,333	$2,827,523	$5,402,472	$1,581,183	$1,134,669	$21,099,554

Fair value per share (NAV)	$22.45	$19.99	$15.68	$8.13	$15.61	$12.22	$32.42
Shares outstanding in the Separate Account	171,205	39,236	179,376	664,511	101,293	92,853	647,945

(1) Investments in mutual fund shares, at cost	$3,391,317	$660,941	$2,810,007	$6,537,757	$1,493,530	$1,023,901	$17,664,908

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
ASSETS:
Investments at fair value (1)	$2,837,096	$476,708	$3,028,876	$166,423,581	$605,596,220	$3,726,029	$5,402,354
Receivable from the Contracts	-	-	-	362,012	-	-	-
Receivable from the fund manager	54	8	63	-	201,277	51	1,396
Receivable from the Company	10,578	-	3,327	570,434	1,865,564	-	-
Total assets	2,847,728	476,716	3,032,266	167,356,027	607,663,061	3,726,080	5,403,750

LIABILITIES:
Payable to the Contracts	54	8	63	-	201,277	51	1,396
Payable to the fund manager	-	-	-	362,012	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	54	8	63	362,012	201,277	51	1,396

NET ASSETS	$2,847,674	$476,708	$3,032,203	$166,994,015	$607,461,784	$3,726,029	$5,402,354

ANALYSIS OF NET ASSETS
Accumulation period	$2,755,537	$476,708	$2,987,021	$157,227,690	$588,485,114	$3,726,029	$5,402,354
Annuity period	92,137	-	45,182	9,766,325	18,976,670	-	-
Total net assets	$2,847,674	$476,708	$3,032,203	$166,994,015	$607,461,784	$3,726,029	$5,402,354

Fair value per share (NAV)	$6.20	$11.76	$9.21	$1.00	$86.45	$14.25	$16.90
Shares outstanding in the Separate Account	457,596	40,536	328,868	166,423,581	7,005,162	261,476	319,666

(1) Investments in mutual fund shares, at cost	$3,271,295	$492,122	$3,061,965	$166,423,583	$320,943,784	$3,398,563	$4,489,841

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund
ASSETS:
Investments at fair value (1)	$1,296,160	$1,375,401	$3,876,235	$6,030,152	$5,665,223	$1,342,069	$5,447,786
Receivable from the Contracts	-	-	-	-	2,503	-	-
Receivable from the fund manager	18	20	74	111	-	26	102
Receivable from the Company	-	-	-	3,630	3,769	5,578	6,754
Total assets	1,296,178	1,375,421	3,876,309	6,033,893	5,671,495	1,347,673	5,454,642

LIABILITIES:
Payable to the Contracts	18	20	74	111	-	26	102
Payable to the fund manager	-	-	-	-	2,503	-	-
Payable to the Company	-	232	2,591	-	-	-	-
Total liabilities	18	252	2,665	111	2,503	26	102

NET ASSETS	$1,296,160	$1,375,169	$3,873,644	$6,033,782	$5,668,992	$1,347,647	$5,454,540

ANALYSIS OF NET ASSETS
Accumulation period	$1,296,160	$1,330,238	$3,855,215	$5,968,648	$5,540,029	$1,330,097	$5,302,556
Annuity period	-	44,931	18,429	65,134	128,964	17,550	151,984
Total net assets	$1,296,160	$1,375,169	$3,873,644	$6,033,782	$5,668,992	$1,347,647	$5,454,540

Fair value per share (NAV)	$19.85	$51.26	$47.62	$13.76	$11.38	$20.46	$8.48
Shares outstanding in the Separate Account	65,298	26,832	81,399	438,238	497,823	65,595	642,428

(1) Investments in mutual fund shares, at cost	$1,147,022	$1,374,118	$4,080,367	$6,077,405	$7,235,471	$1,015,247	$6,146,843

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
ASSETS:
Investments at fair value (1)	$11,817,236	$5,551,235	$6,446,196	$2,723,393	$2,839,448	$6,079,853	$6,520,457
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	239	101	127	1,873	58	88	94
Receivable from the Company	21,388	8,292	35,961	22,569	13,928	-	-
Total assets	11,838,863	5,559,628	6,482,284	2,747,835	2,853,434	6,079,941	6,520,551

LIABILITIES:
Payable to the Contracts	239	101	127	1,873	58	88	94
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	1,393	1,034
Total liabilities	239	101	127	1,873	58	1,481	1,128

NET ASSETS	$11,838,624	$5,559,527	$6,482,157	$2,745,962	$2,853,376	$6,078,460	$6,519,423

ANALYSIS OF NET ASSETS
Accumulation period	$11,595,476	$5,503,965	$6,300,843	$2,545,382	$2,756,319	$5,984,398	$6,496,825
Annuity period	243,148	55,562	181,314	200,580	97,057	94,062	22,598
Total net assets	$11,838,624	$5,559,527	$6,482,157	$2,745,962	$2,853,376	$6,078,460	$6,519,423

Fair value per share (NAV)	$12.76	$12.64	$14.83	$24.05	$7.28	$50.94	$16.65
Shares outstanding in the Separate Account	926,116	439,180	434,673	113,239	390,034	119,353	391,619

(1) Investments in mutual fund shares, at cost	$9,334,877	$4,321,663	$6,195,306	$3,141,261	$3,124,053	$5,132,190	$5,559,800

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
ASSETS:
Investments at fair value (1)	$11,478,268	$4,797,521	$2,670,422
Receivable from the Contracts	-	213	-
Receivable from the fund manager	1,063	-	39
Receivable from the Company	-	-	-
Total assets	11,479,331	4,797,734	2,670,461

LIABILITIES:
Payable to the Contracts	1,064	-	39
Payable to the fund manager	-	213	-
Payable to the Company	931	480	150
Total liabilities	1,995	693	189

NET ASSETS	$11,477,336	$4,797,041	$2,670,272

ANALYSIS OF NET ASSETS
Accumulation period	$11,385,568	$4,787,146	$2,666,986
Annuity period	91,768	9,895	3,286
Total net assets	$11,477,336	$4,797,041	$2,670,272

Fair value per share (NAV)	$26.84	$11.74	$19.51
Shares outstanding in the Separate Account	427,655	408,647	136,875

(1) Investments in mutual fund shares, at cost	$9,760,998	$5,190,223	$2,806,074

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2
INVESTMENT INCOME:
Dividend income	$31,194	$33,137	$11,244	$181,938	$-	$-	$-

EXPENSES:
Mortality and expense risk	26,982	9,221	147,837	86,791	9,965	7,512	38,777
Investment advisory expenses	-	238	11,591	265	438	-	5,885
Total expenses	26,982	9,459	159,428	87,056	10,403	7,512	44,662

NET INVESTMENT INCOME (LOSS)	4,212	23,678	(148,184)	94,882	(10,403)	(7,512)	(44,662)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(85,513)	19,912	866,590	287,417	(693,158)	15,642	660,349
Capital gain distributions	177,613	-	833,190	432,203	-	2,097	-

Net realized gain (loss) on investments	92,100	19,912	1,699,780	719,620	(693,158)	17,739	660,349

Change in net unrealized appreciation (depreciation) on investments	225,954	14,901	3,069,117	652,898	614,499	151,984	1,656,751

Net realized and unrealized gain (loss) on investments	318,054	34,813	4,768,897	1,372,518	(78,659)	169,723	2,317,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$322,266	$58,491	$4,620,713	$1,467,400	$(89,062)	$162,211	$2,272,438

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$2,774	$25,194	$7,495

EXPENSES:
Mortality and expense risk	283,395	34,338	17,004	56,154	42,162	2,083	1,789
Investment advisory expenses	1,671	-	-	3,363	-	136	28
Total expenses	285,066	34,338	17,004	59,517	42,162	2,219	1,817

NET INVESTMENT INCOME (LOSS)	(285,066)	(34,338)	(17,004)	(59,517)	(39,388)	22,975	5,678

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	688,803	(145,873)	(74,859)	(727,326)	30,215	25,534	3,032
Capital gain distributions	-	-	106,022	-	580,544	-	-

Net realized gain (loss) on investments	688,803	(145,873)	31,163	(727,326)	610,759	25,534	3,032

Change in net unrealized appreciation (depreciation) on investments	11,985,003	987,604	384,807	2,043,851	202,138	1,992	(20,193)

Net realized and unrealized gain (loss) on investments	12,673,806	841,731	415,970	1,316,525	812,897	27,526	(17,161)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,388,740	$807,393	$398,966	$1,257,008	$773,509	$50,501	$(11,483)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
INVESTMENT INCOME:
Dividend income	$37,552	$2,188	$63,746	$24,191	$35,360	$107,444	$15,418

EXPENSES:
Mortality and expense risk	11,261	1,580	39,855	11,603	15,535	15,493	4,041
Investment advisory expenses	241	1,891	2,602	2,282	1,796	4,005	329
Total expenses	11,502	3,471	42,457	13,885	17,331	19,498	4,370

NET INVESTMENT INCOME (LOSS)	26,050	(1,283)	21,289	10,306	18,029	87,946	11,048

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	29,906	(45,951)	332,081	(13,131)	30,521	(257,765)	21,943
Capital gain distributions	57,787	7,741	272,530	-	11,893	-	41,382

Net realized gain (loss) on investments	87,693	(38,210)	604,611	(13,131)	42,414	(257,765)	63,325

Change in net unrealized appreciation (depreciation) on investments	141,701	41,022	602,571	52,470	89,894	196,125	(1,672)

Net realized and unrealized gain (loss) on investments	229,394	2,812	1,207,182	39,339	132,308	(61,640)	61,653

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,444	$1,529	$1,228,471	$49,645	$150,337	$26,306	$72,701

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$97,612	$25,055	$42,301	$34,121	$1,913	$-	$1,647

EXPENSES:
Mortality and expense risk	48,500	20,555	76,104	47,178	1,894	12,585	1,878
Investment advisory expenses	1,293	-	-	489	-	234	-
Total expenses	49,793	20,555	76,104	47,667	1,894	12,819	1,878

NET INVESTMENT INCOME (LOSS)	47,819	4,500	(33,803)	(13,546)	19	(12,819)	(231)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,710	13,636	(164,505)	102,276	493	522,571	(989)
Capital gain distributions	456,313	42,854	734,755	321,795	-	67,216	6,124

Net realized gain (loss) on investments	461,023	56,490	570,250	424,071	493	589,787	5,135

Change in net unrealized appreciation (depreciation) on investments	101,316	277,960	619,867	823,418	10,152	67,791	12,031

Net realized and unrealized gain (loss) on investments	562,339	334,450	1,190,117	1,247,489	10,645	657,578	17,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$610,158	$338,950	$1,156,314	$1,233,943	$10,664	$644,759	$16,935

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio
INVESTMENT INCOME:
Dividend income	$-	$5,709	$-	$-	$9,650	$5,326	$36,077

EXPENSES:
Mortality and expense risk	10,708	2,293	51,380	160,855	13,080	555	15,238
Investment advisory expenses	359	-	829	173	314	-	4,282
Total expenses	11,067	2,293	52,209	161,028	13,394	555	19,520

NET INVESTMENT INCOME (LOSS)	(11,067)	3,416	(52,209)	(161,028)	(3,744)	4,771	16,557

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(159,642)	18,898	1,047,182	561,492	(169,558)	(10,394)	138,484
Capital gain distributions	60,526	-	-	1,617,190	79,335	-	175,743

Net realized gain (loss) on investments	(99,116)	18,898	1,047,182	2,178,682	(90,223)	(10,394)	314,227

Change in net unrealized appreciation (depreciation) on investments	165,625	1,203	857,212	2,836,893	220,612	12,512	(94,748)

Net realized and unrealized gain (loss) on investments	66,509	20,101	1,904,394	5,015,575	130,389	2,118	219,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,442	$23,517	$1,852,185	$4,854,547	$126,645	$6,889	$236,036

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INVESTMENT INCOME:
Dividend income	$61,159	$131,602	$72,473	$14,796	$322,139	$-	$36,431

EXPENSES:
Mortality and expense risk	244,751	114,641	35,920	7,182	192,518	10,227	21,627
Investment advisory expenses	6,761	6,567	1,093	-	7,665	685	68
Total expenses	251,512	121,208	37,013	7,182	200,183	10,912	21,695

NET INVESTMENT INCOME (LOSS)	(190,353)	10,394	35,460	7,614	121,956	(10,912)	14,736

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,142,933	515,075	63,696	5,296	(405,358)	(21,894)	(3,097)
Capital gain distributions	2,466,524	831,180	-	44,715	755,019	13,933	150,085

Net realized gain (loss) on investments	3,609,457	1,346,255	63,696	50,011	349,661	(7,961)	146,988

Change in net unrealized appreciation (depreciation) on investments	3,941,156	1,453,016	661,374	238	2,222,836	87,120	(1,249)

Net realized and unrealized gain (loss) on investments	7,550,613	2,799,271	725,070	50,249	2,572,497	79,159	145,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,360,260	$2,809,665	$760,530	$57,863	$2,694,453	$68,247	$160,475

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$6,823	$108	$194,338	$105,279	$68,469	$5,725	$1,256

EXPENSES:
Mortality and expense risk	1,401	145	49,326	23,041	19,621	2,061	724
Investment advisory expenses	-	-	4,458	2,462	4,805	-	-
Total expenses	1,401	145	53,784	25,503	24,426	2,061	724

NET INVESTMENT INCOME (LOSS)	5,422	(37)	140,554	79,776	44,043	3,664	532

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	225	(1,981)	(222,750)	(10,684)	33,988	11,670	(25,941)
Capital gain distributions	10,357	202	-	44,480	3,385	11,038	934

Net realized gain (loss) on investments	10,582	(1,779)	(222,750)	33,796	37,373	22,708	(25,007)

Change in net unrealized appreciation (depreciation) on investments	7,242	3,290	96,370	47,493	(11,296)	(19,031)	28,079

Net realized and unrealized gain (loss) on investments	17,824	1,511	(126,380)	81,289	26,077	3,677	3,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,246	$1,474	$14,174	$161,065	$70,120	$7,341	$3,604

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$19,202	$13,605	$19,266	$4,371	$685	$2,436	$1,771

EXPENSES:
Mortality and expense risk	4,273	3,564	3,706	1,291	171	786	353
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	4,273	3,564	3,706	1,291	171	786	353

NET INVESTMENT INCOME (LOSS)	14,929	10,041	15,560	3,080	514	1,650	1,418

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(191)	(3,133)	(745)	(38)	2	132	18
Capital gain distributions	7,210	13,292	17,930	7,576	1,009	5,334	3,205

Net realized gain (loss) on investments	7,019	10,159	17,185	7,538	1,011	5,466	3,223

Change in net unrealized appreciation (depreciation) on investments	18,028	17,235	11,964	5,660	795	4,758	2,411

Net realized and unrealized gain (loss) on investments	25,047	27,394	29,149	13,198	1,806	10,224	5,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,976	$37,435	$44,709	$16,278	$2,320	$11,874	$7,052

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,475	$1,955	$70,305	$297,085	$127,988	$128,625	$241,347

EXPENSES:
Mortality and expense risk	732	521	5,969	63,408	26,810	28,360	41,886
Investment advisory expenses	-	-	-	-	-	3,385	4,777
Total expenses	732	521	5,969	63,408	26,810	31,745	46,663

NET INVESTMENT INCOME (LOSS)	743	1,434	64,336	233,677	101,178	96,880	194,684

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	138	41	3,121	(13,337)	(10,303)	(27,644)	(23,144)
Capital gain distributions	3,566	3,059	10,138	390,003	125,181	78,561	-

Net realized gain (loss) on investments	3,704	3,100	13,259	376,666	114,878	50,917	(23,144)

Change in net unrealized appreciation (depreciation) on investments	7,079	3,021	46,260	66,853	130,063	104,112	124,578

Net realized and unrealized gain (loss) on investments	10,783	6,121	59,519	443,519	244,941	155,029	101,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,526	$7,555	$123,855	$677,196	$346,119	$251,909	$296,118

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$8,567	$3,311,737	$-	$-	$718,966	$43,504	$37,894

EXPENSES:
Mortality and expense risk	2,147	1,059,217	6,491	10,064	143,322	16,788	28,091
Investment advisory expenses	-	16,843	-	958	19,769	-	806
Total expenses	2,147	1,076,060	6,491	11,022	163,091	16,788	28,897

NET INVESTMENT INCOME (LOSS)	6,420	2,235,677	(6,491)	(11,022)	555,875	26,716	8,997

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	44	642,170	3,590	68,508	(729,722)	(9,379)	(2,514)
Capital gain distributions	12,769	8,290,189	11,198	59,414	-	-	93,662

Net realized gain (loss) on investments	12,813	8,932,359	14,788	127,922	(729,722)	(9,379)	91,148

Change in net unrealized appreciation (depreciation) on investments	2,320	530,468	66,451	8,656	100,171	247,042	294,236

Net realized and unrealized gain (loss) on investments	15,133	9,462,827	81,239	136,578	(629,551)	237,663	385,384

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,553	$11,698,504	$74,748	$125,556	$(73,676)	$264,379	$394,381

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I
INVESTMENT INCOME:
Dividend income	$1,620	$67,386	$120,383	$28,113	$195,983	$-	$134,269

EXPENSES:
Mortality and expense risk	375	72,440	47,788	33,939	85,404	236,646	67,913
Investment advisory expenses	-	837	4,652	-	264	848	315
Total expenses	375	73,277	52,440	33,939	85,668	237,494	68,228

NET INVESTMENT INCOME (LOSS)	1,245	(5,891)	67,943	(5,826)	110,315	(237,494)	66,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4	(237,880)	187,210	9,634	(60,797)	(44,252)	66,935
Capital gain distributions	-	691,075	486,700	337,623	58,263	1,835,994	576,300

Net realized gain (loss) on investments	4	453,195	673,910	347,257	(2,534)	1,791,742	643,235

Change in net unrealized appreciation (depreciation) on investments	264	(645,441)	183,386	512,827	(69,240)	2,981,914	561,273

Net realized and unrealized gain (loss) on investments	268	(192,246)	857,296	860,084	(71,774)	4,773,656	1,204,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,513	$(198,137)	$925,239	$854,258	$38,541	$4,536,162	$1,270,549

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio
INVESTMENT INCOME:
Dividend income	$211,239	$5,998	$-	$3,076	$-	$318,401	$648,637

EXPENSES:
Mortality and expense risk	28,339	11,805	17,185	16,560	36,386	97,229	85,244
Investment advisory expenses	743	-	1,140	103	496	5,677	6,328
Total expenses	29,082	11,805	18,325	16,663	36,882	102,906	91,572

NET INVESTMENT INCOME (LOSS)	182,157	(5,807)	(18,325)	(13,587)	(36,882)	215,495	557,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(23,881)	(16,392)	32,838	(61,093)	23,081	1,094,496	(339,105)
Capital gain distributions	-	43,221	95,794	108,824	215,011	-	-

Net realized gain (loss) on investments	(23,881)	26,829	128,632	47,731	238,092	1,094,496	(339,105)

Change in net unrealized appreciation (depreciation) on investments	95,896	207,908	96,783	320,287	1,168,223	828,793	(50,702)

Net realized and unrealized gain (loss) on investments	72,015	234,737	225,415	368,018	1,406,315	1,923,289	(389,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$254,172	$228,930	$207,090	$354,431	$1,369,433	$2,138,784	$167,258

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INVESTMENT INCOME:
Dividend income	$1,248,243	$129,377	$19,569	$40,697	$3,370	$2,330,189	$-

EXPENSES:
Mortality and expense risk	220,604	127,385	12,949	25,527	97,179	952,331	9,460
Investment advisory expenses	3,318	998	406	-	-	5,568	3,042
Total expenses	223,922	128,383	13,355	25,527	97,179	957,899	12,502

NET INVESTMENT INCOME (LOSS)	1,024,321	994	6,214	15,170	(93,809)	1,372,290	(12,502)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,018,361)	440,810	45,271	56,761	384,269	5,186,849	4,348
Capital gain distributions	-	539,813	-	-	320,536	-	-

Net realized gain (loss) on investments	(1,018,361)	980,623	45,271	56,761	704,805	5,186,849	4,348

Change in net unrealized appreciation (depreciation) on investments	254,897	2,316,980	19,047	69,625	2,642,288	11,292,437	434,154

Net realized and unrealized gain (loss) on investments	(763,464)	3,297,603	64,318	126,386	3,347,093	16,479,286	438,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$260,857	$3,298,597	$70,532	$141,556	$3,253,284	$17,851,576	$426,000

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class
INVESTMENT INCOME:
Dividend income	$-	$376,213	$90,780	$568,166	$131,647	$112,458	$261,287

EXPENSES:
Mortality and expense risk	127,468	77,613	12,608	201,916	70,254	46,977	76,415
Investment advisory expenses	932	2,405	2,956	3,818	404	2,723	4,567
Total expenses	128,400	80,018	15,564	205,734	70,658	49,700	80,982

NET INVESTMENT INCOME (LOSS)	(128,400)	296,195	75,216	362,432	60,989	62,758	180,305

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,129,903	108,092	(119,345)	405,633	(87,989)	(105,837)	(46,967)
Capital gain distributions	-	-	-	-	-	-	515,553

Net realized gain (loss) on investments	2,129,903	108,092	(119,345)	405,633	(87,989)	(105,837)	468,586

Change in net unrealized appreciation (depreciation) on investments	2,709,388	294,652	129,698	2,315,544	1,151,496	147,802	177,558

Net realized and unrealized gain (loss) on investments	4,839,291	402,744	10,353	2,721,177	1,063,507	41,965	646,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,710,891	$698,939	$85,569	$3,083,609	$1,124,496	$104,723	$826,449

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class
INVESTMENT INCOME:
Dividend income	$577,914	$43,686	$51,811	$24,068	$43,224	$20,995	$101,063

EXPENSES:
Mortality and expense risk	149,451	145,178	5,903	21,349	52,163	6,294	24,015
Investment advisory expenses	2,178	1,264	1,626	1,866	1,727	128	3,866
Total expenses	151,629	146,442	7,529	23,215	53,890	6,422	27,881

NET INVESTMENT INCOME (LOSS)	426,285	(102,756)	44,282	853	(10,666)	14,573	73,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	792,708	738,173	32,103	(32,208)	220,294	(2,854)	(124,582)
Capital gain distributions	1,219,515	87,133	-	45,095	336,034	40,437	-

Net realized gain (loss) on investments	2,012,223	825,306	32,103	12,887	556,328	37,583	(124,582)

Change in net unrealized appreciation (depreciation) on investments	(635,344)	158,757	(72,679)	341,366	415,106	16,218	231,760

Net realized and unrealized gain (loss) on investments	1,376,879	984,063	(40,576)	354,253	971,434	53,801	107,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,803,164	$881,307	$3,706	$355,106	$960,768	$68,374	$180,360

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$19,125	$3,248	$258,166	$1,889	$532	$17,293	$396,513

EXPENSES:
Mortality and expense risk	8,536	1,008	136,750	1,306	650	10,936	250,364
Investment advisory expenses	198	-	1,839	-	244	1,036	9,735
Total expenses	8,734	1,008	138,589	1,306	894	11,972	260,099

NET INVESTMENT INCOME (LOSS)	10,391	2,240	119,577	583	(362)	5,321	136,414

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	541	616	161,578	(18,922)	64	(9,493)	1,243,165
Capital gain distributions	3,462	588	712,832	1,572	5,919	5,618	1,543,179

Net realized gain (loss) on investments	4,003	1,204	874,410	(17,350)	5,983	(3,875)	2,786,344

Change in net unrealized appreciation (depreciation) on investments	31,718	(1,753)	895,497	19,069	11,564	134,704	(651,376)

Net realized and unrealized gain (loss) on investments	35,721	(549)	1,769,907	1,719	17,547	130,829	2,134,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,112	$1,691	$1,889,484	$2,302	$17,185	$136,150	$2,271,382

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
INVESTMENT INCOME:
Dividend income	$7,339	$109,859	$65,324	$1,665	$-	$193,224	$57,547

EXPENSES:
Mortality and expense risk	3,667	38,333	19,442	4,014	4,119	157,216	17,412
Investment advisory expenses	-	1,431	66	-	-	3,084	958
Total expenses	3,667	39,764	19,508	4,014	4,119	160,300	18,370

NET INVESTMENT INCOME (LOSS)	3,672	70,095	45,816	(2,349)	(4,119)	32,924	39,177

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	30,317	(22,710)	(404,693)	1,584	1,644	(587,840)	(294,139)
Capital gain distributions	24,748	152,957	-	16,504	41,078	1,051,641	-

Net realized gain (loss) on investments	55,065	130,247	(404,693)	18,088	42,722	463,801	(294,139)

Change in net unrealized appreciation (depreciation) on investments	9,542	286,743	686,788	32,046	142,611	1,975,390	344,670

Net realized and unrealized gain (loss) on investments	64,607	416,990	282,095	50,134	185,333	2,439,191	50,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,279	$487,085	$327,911	$47,785	$181,214	$2,472,115	$89,708

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$46,337	$1,347,455	$2,301,411	$75,426	$4,425,189	$110,718	$48,100

EXPENSES:
Mortality and expense risk	4,006	164,676	403,819	16,465	752,471	12,371	47,216
Investment advisory expenses	1,333	5,985	13,926	3,631	37,877	436	1,226
Total expenses	5,339	170,661	417,745	20,096	790,348	12,807	48,442

NET INVESTMENT INCOME (LOSS)	40,998	1,176,794	1,883,666	55,330	3,634,841	97,911	(342)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,813	(182,972)	(625,672)	(102,746)	(2,819,330)	(150,287)	321,120
Capital gain distributions	-	-	-	-	-	-	331,755

Net realized gain (loss) on investments	1,813	(182,972)	(625,672)	(102,746)	(2,819,330)	(150,287)	652,875

Change in net unrealized appreciation (depreciation) on investments	7,689	380,649	859,940	76,977	1,111,287	45,934	672,364

Net realized and unrealized gain (loss) on investments	9,502	197,677	234,268	(25,769)	(1,708,043)	(104,353)	1,325,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,500	$1,374,471	$2,117,934	$29,561	$1,926,798	$(6,442)	$1,324,897

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB
INVESTMENT INCOME:
Dividend income	$30,018	$-	$-	$-	$28,872	$17,746	$18,187

EXPENSES:
Mortality and expense risk	14,061	50,376	14,990	2,969	22,055	5,779	26,916
Investment advisory expenses	120	324	-	184	1,724	-	1,402
Total expenses	14,181	50,700	14,990	3,153	23,779	5,779	28,318

NET INVESTMENT INCOME (LOSS)	15,837	(50,700)	(14,990)	(3,153)	5,093	11,967	(10,131)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(63,658)	(2,113)	35,677	2,809	171,049	7,029	148,219
Capital gain distributions	104,842	-	-	-	195,667	-	167,499

Net realized gain (loss) on investments	41,184	(2,113)	35,677	2,809	366,716	7,029	315,718

Change in net unrealized appreciation (depreciation) on investments	108,491	1,297,626	381,155	14,921	299,407	91,526	(171,068)

Net realized and unrealized gain (loss) on investments	149,675	1,295,513	416,832	17,730	666,123	98,555	144,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,512	$1,244,813	$401,842	$14,577	$671,216	$110,522	$134,519

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$288,890	$40,163	$31,564	$207,698	$190,654	$4,267	$30,384

EXPENSES:
Mortality and expense risk	32,265	10,091	7,003	137,718	27,000	2,892	24,446
Investment advisory expenses	4,741	690	1,730	10,484	1,969	-	2,635
Total expenses	37,006	10,781	8,733	148,202	28,969	2,892	27,081

NET INVESTMENT INCOME (LOSS)	251,884	29,382	22,831	59,496	161,685	1,375	3,303

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(248,529)	12,918	81,101	821,695	(102,714)	(8,621)	8,475
Capital gain distributions	-	-	3,431	845,379	-	16,599	124,119

Net realized gain (loss) on investments	(248,529)	12,918	84,532	1,667,074	(102,714)	7,978	132,594

Change in net unrealized appreciation (depreciation) on investments	92,089	(10,132)	(53,848)	1,384,555	240,224	(32,375)	(48,904)

Net realized and unrealized gain (loss) on investments	(156,440)	2,786	30,684	3,051,629	137,510	(24,397)	83,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,444	$32,168	$53,515	$3,111,125	$299,195	$(23,022)	$86,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$8,129,516	$8,367,083	$79,610	$108,215	$18,969	$-	$-

EXPENSES:
Mortality and expense risk	1,144,668	4,030,472	18,613	27,295	5,179	8,406	28,459
Investment advisory expenses	28,247	89,690	2,100	1,924	105	3,332	-
Total expenses	1,172,915	4,120,162	20,713	29,219	5,284	11,738	28,459

NET INVESTMENT INCOME (LOSS)	6,956,601	4,246,921	58,897	78,996	13,685	(11,738)	(28,459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,670	44,314,024	44,711	9,694	8,106	44,976	48,958
Capital gain distributions	1,216	-	11,736	14,707	2,941	120,642	370,103

Net realized gain (loss) on investments	2,886	44,314,024	56,447	24,401	11,047	165,618	419,061

Change in net unrealized appreciation (depreciation) on investments	(1,670)	75,333,620	142,684	356,316	72,168	(131,292)	(366,752)

Net realized and unrealized gain (loss) on investments	1,216	119,647,644	199,131	380,717	83,215	34,326	52,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,957,817	$123,894,565	$258,028	$459,713	$96,900	$22,588	$23,850

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund
INVESTMENT INCOME:
Dividend income	$155,305	$-	$37,840	$293,477	$72,923	$23,732	$27,086

EXPENSES:
Mortality and expense risk	43,264	40,519	10,555	42,124	84,930	36,231	46,778
Investment advisory expenses	910	1,808	-	348	1,699	223	1,463
Total expenses	44,174	42,327	10,555	42,472	86,629	36,454	48,241

NET INVESTMENT INCOME (LOSS)	111,131	(42,327)	27,285	251,005	(13,706)	(12,722)	(21,155)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,850	(238,016)	61,337	(171,320)	399,530	213,026	(3,686)
Capital gain distributions	-	-	115,715	-	803,478	381,318	213,215

Net realized gain (loss) on investments	9,850	(238,016)	177,052	(171,320)	1,203,008	594,344	209,529

Change in net unrealized appreciation (depreciation) on investments	(233,584)	(500,216)	(238,878)	7,836	954,149	418,927	591,285

Net realized and unrealized gain (loss) on investments	(223,734)	(738,232)	(61,826)	(163,484)	2,157,157	1,013,271	800,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,603)	$(780,559)	$(34,541)	$87,521	$2,143,451	$1,000,549	$779,659

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INVESTMENT INCOME:
Dividend income	$82,180	$217,279	$66,224	$102,132	$152,463	$127,343	$14,368

EXPENSES:
Mortality and expense risk	24,570	22,162	32,088	34,236	58,877	22,318	14,068
Investment advisory expenses	255	269	4,907	4,020	10,800	4,950	1,891
Total expenses	24,825	22,431	36,995	38,256	69,677	27,268	15,959

NET INVESTMENT INCOME (LOSS)	57,355	194,848	29,229	63,876	82,786	100,075	(1,591)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(97,304)	(37,362)	234,462	165,885	144,295	(122,643)	(52,940)
Capital gain distributions	-	-	121,048	369,152	127,065	107,428	-

Net realized gain (loss) on investments	(97,304)	(37,362)	355,510	535,037	271,360	(15,215)	(52,940)

Change in net unrealized appreciation (depreciation) on investments	(51,219)	(92,358)	327,275	250,693	1,125,902	(557)	319,568

Net realized and unrealized gain (loss) on investments	(148,523)	(129,720)	682,785	785,730	1,397,262	(15,772)	266,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(91,168)	$65,128	$712,014	$849,606	$1,480,048	$84,303	$265,037

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,212	$23,678	$(148,184)	$94,882	$(10,403)	$(7,512)	$(44,662)
Net realized gain (loss) on investments	92,100	19,912	1,699,780	719,620	(693,158)	17,739	660,349
Change in net unrealized appreciation (depreciation) on investments	225,954	14,901	3,069,117	652,898	614,499	151,984	1,656,751

Net increase (decrease) in net assets resulting from operations	322,266	58,491	4,620,713	1,467,400	(89,062)	162,211	2,272,438

CONTRACT TRANSACTIONS:
Contract owners' net payments	145	-	3,879	-	30	-	-
Contract owners' benefits	(39,424)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(557,888)	(190,879)	(2,999,810)	(2,787,562)	(6,747,379)	(32,460)	(251,360)
Adjustments to net assets allocated to contracts in payout phase	13,460	2,054	11,876	7,000	(33,268)	5,167	1,152

Increase (decrease) in net assets resulting from Contract transactions	(583,707)	(188,825)	(2,984,055)	(2,780,562)	(6,780,617)	(27,293)	(250,208)

Total increase (decrease) in net assets	(261,441)	(130,334)	1,636,658	(1,313,162)	(6,869,679)	134,918	2,022,230

NET ASSETS:
Beginning of period	3,945,860	1,318,017	19,834,983	13,283,636	6,869,679	1,008,891	5,310,287

End of period	$3,684,419	$1,187,683	$21,471,641	$11,970,474	$-	$1,143,809	$7,332,517

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(285,066)	$(34,338)	$(17,004)	$(59,517)	$(39,388)	$22,975	$5,678
Net realized gain (loss) on investments	688,803	(145,873)	31,163	(727,326)	610,759	25,534	3,032
Change in net unrealized appreciation (depreciation) on investments	11,985,003	987,604	384,807	2,043,851	202,138	1,992	(20,193)

Net increase (decrease) in net assets resulting from operations	12,388,740	807,393	398,966	1,257,008	773,509	50,501	(11,483)

CONTRACT TRANSACTIONS:
Contract owners' net payments	9,484	-	1,000	-	800	-	-
Contract owners' benefits	(109,920)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,431,708)	(480,505)	(147,223)	(795,389)	(464,877)	(101,359)	30,983
Adjustments to net assets allocated to contracts in payout phase	120,198	2,979	282	17,703	40,768	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,411,946)	(477,526)	(145,941)	(777,686)	(423,309)	(101,359)	30,983

Total increase (decrease) in net assets	8,976,794	329,867	253,025	479,322	350,200	(50,858)	19,500

NET ASSETS:
Beginning of period	31,616,530	4,329,653	2,014,073	7,352,364	5,630,189	331,051	327,665

End of period	$40,593,324	$4,659,520	$2,267,098	$7,831,686	$5,980,389	$280,193	$347,165

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,050	$(1,283)	$21,289	$10,306	$18,029	$87,946	$11,048
Net realized gain (loss) on investments	87,693	(38,210)	604,611	(13,131)	42,414	(257,765)	63,325
Change in net unrealized appreciation (depreciation) on investments	141,701	41,022	602,571	52,470	89,894	196,125	(1,672)

Net increase (decrease) in net assets resulting from operations	255,444	1,529	1,228,471	49,645	150,337	26,306	72,701

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	10,843	-	28,400	2,711	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(66,545)	(73,058)	(1,118,498)	(96,495)	(157,192)	(604,992)	(60,961)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(66,545)	(73,058)	(1,107,655)	(96,495)	(128,792)	(602,281)	(60,961)

Total increase (decrease) in net assets	188,899	(71,529)	120,816	(46,850)	21,545	(575,975)	11,740

NET ASSETS:
Beginning of period	1,955,969	317,334	7,337,460	1,989,040	2,528,264	3,072,978	729,539

End of period	$2,144,868	$245,805	$7,458,276	$1,942,190	$2,549,809	$2,497,003	$741,279

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,819	$4,500	$(33,803)	$(13,546)	$19	$(12,819)	$(231)
Net realized gain (loss) on investments	461,023	56,490	570,250	424,071	493	589,787	5,135
Change in net unrealized appreciation (depreciation) on investments	101,316	277,960	619,867	823,418	10,152	67,791	12,031

Net increase (decrease) in net assets resulting from operations	610,158	338,950	1,156,314	1,233,943	10,664	644,759	16,935

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	250	-	-	-	-
Contract owners' benefits	-	-	-	(38,178)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,489,061)	(65,546)	(1,413,308)	(651,999)	(20,621)	(674,375)	18,798
Adjustments to net assets allocated to contracts in payout phase	688	3,163	28,282	42,832	-	13,796	-

Increase (decrease) in net assets resulting from Contract transactions	(1,488,373)	(62,383)	(1,384,776)	(647,345)	(20,621)	(660,579)	18,798

Total increase (decrease) in net assets	(878,215)	276,567	(228,462)	586,598	(9,957)	(15,820)	35,733

NET ASSETS:
Beginning of period	8,166,016	2,841,506	9,798,592	5,901,064	277,225	1,665,637	301,563

End of period	$7,287,801	$3,118,073	$9,570,130	$6,487,662	$267,268	$1,649,817	$337,296

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,067)	$3,416	$(52,209)	$(161,028)	$(3,744)	$4,771	$16,557
Net realized gain (loss) on investments	(99,116)	18,898	1,047,182	2,178,682	(90,223)	(10,394)	314,227
Change in net unrealized appreciation (depreciation) on investments	165,625	1,203	857,212	2,836,893	220,612	12,512	(94,748)

Net increase (decrease) in net assets resulting from operations	55,442	23,517	1,852,185	4,854,547	126,645	6,889	236,036

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,500	7,985	1,000	-	5,400
Contract owners' benefits	-	-	(14,157)	-	(74,146)	-	-
Net transfers (to) from the Company and/or Subaccounts	(233,716)	(322,618)	(121,459)	(1,938,467)	(484,064)	(267,049)	(229,153)
Adjustments to net assets allocated to contracts in payout phase	-	-	10,641	(111)	7,475	-	-

Increase (decrease) in net assets resulting from Contract transactions	(233,716)	(322,618)	(123,475)	(1,930,593)	(549,735)	(267,049)	(223,753)

Total increase (decrease) in net assets	(178,274)	(299,101)	1,728,710	2,923,954	(423,090)	(260,160)	12,283

NET ASSETS:
Beginning of period	1,975,148	545,830	6,675,606	19,813,356	2,218,736	260,160	2,583,656

End of period	$1,796,874	$246,729	$8,404,316	$22,737,310	$1,795,646	$-	$2,595,939

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(190,353)	$10,394	$35,460	$7,614	$121,956	$(10,912)	$14,736
Net realized gain (loss) on investments	3,609,457	1,346,255	63,696	50,011	349,661	(7,961)	146,988
Change in net unrealized appreciation (depreciation) on investments	3,941,156	1,453,016	661,374	238	2,222,836	87,120	(1,249)

Net increase (decrease) in net assets resulting from operations	7,360,260	2,809,665	760,530	57,863	2,694,453	68,247	160,475

CONTRACT TRANSACTIONS:
Contract owners' net payments	46,500	17,764	3,208	-	48,162	-	850
Contract owners' benefits	-	(27,005)	-	-	(4,972)	(24,084)	(8,687)
Net transfers (to) from the Company and/or Subaccounts	(2,579,130)	(2,491,027)	(422,627)	(74,772)	(1,149,731)	(103,879)	(325,353)
Adjustments to net assets allocated to contracts in payout phase	101,436	28,945	9,673	-	94,151	20,736	4,218

Increase (decrease) in net assets resulting from Contract transactions	(2,431,194)	(2,471,323)	(409,746)	(74,772)	(1,012,390)	(107,227)	(328,972)

Total increase (decrease) in net assets	4,929,066	338,342	350,784	(16,909)	1,682,063	(38,980)	(168,497)

NET ASSETS:
Beginning of period	29,894,046	14,725,204	4,648,024	997,608	27,438,610	1,497,843	3,149,235

End of period	$34,823,112	$15,063,546	$4,998,808	$980,699	$29,120,673	$1,458,863	$2,980,738

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,422	$(37)	$140,554	$79,776	$44,043	$3,664	$532
Net realized gain (loss) on investments	10,582	(1,779)	(222,750)	33,796	37,373	22,708	(25,007)
Change in net unrealized appreciation (depreciation) on investments	7,242	3,290	96,370	47,493	(11,296)	(19,031)	28,079

Net increase (decrease) in net assets resulting from operations	23,246	1,474	14,174	161,065	70,120	7,341	3,604

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	2,320	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,878)	(49,413)	143,326	(415,423)	238,834	54,963	(175,085)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	5,661	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,878)	(49,413)	145,646	(409,762)	238,834	54,963	(175,085)

Total increase (decrease) in net assets	17,368	(47,939)	159,820	(248,697)	308,954	62,304	(171,481)

NET ASSETS:
Beginning of period	204,480	47,939	8,057,169	3,660,691	3,033,147	291,256	219,551

End of period	$221,848	$-	$8,216,989	$3,411,994	$3,342,101	$353,560	$48,070

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,929	$10,041	$15,560	$3,080	$514	$1,650	$1,418
Net realized gain (loss) on investments	7,019	10,159	17,185	7,538	1,011	5,466	3,223
Change in net unrealized appreciation (depreciation) on investments	18,028	17,235	11,964	5,660	795	4,758	2,411

Net increase (decrease) in net assets resulting from operations	39,976	37,435	44,709	16,278	2,320	11,874	7,052

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	20,006	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(815)	(53,200)	59,663	-	1	-	1
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(815)	(53,200)	79,669	-	1	-	1

Total increase (decrease) in net assets	39,161	(15,765)	124,378	16,278	2,321	11,874	7,053

NET ASSETS:
Beginning of period	638,547	583,789	573,134	191,467	24,515	117,206	66,576

End of period	$677,708	$568,024	$697,512	$207,745	$26,836	$129,080	$73,629

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$743	$1,434	$64,336	$233,677	$101,178	$96,880	$194,684
Net realized gain (loss) on investments	3,704	3,100	13,259	376,666	114,878	50,917	(23,144)
Change in net unrealized appreciation (depreciation) on investments	7,079	3,021	46,260	66,853	130,063	104,112	124,578

Net increase (decrease) in net assets resulting from operations	11,526	7,555	123,855	677,196	346,119	251,909	296,118

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	12,000	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	1	(7,728)	(26,115)	(414,603)	(437,458)	377,775
Adjustments to net assets allocated to contracts in payout phase	-	-	-	24,676	-	-	1,749

Increase (decrease) in net assets resulting from Contract transactions	-	1	(7,728)	(1,439)	(402,603)	(437,458)	379,524

Total increase (decrease) in net assets	11,526	7,556	116,127	675,757	(56,484)	(185,549)	675,642

NET ASSETS:
Beginning of period	110,683	74,239	854,339	9,042,671	4,004,233	4,600,191	6,138,513

End of period	$122,209	$81,795	$970,466	$9,718,428	$3,947,749	$4,414,642	$6,814,155

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,420	$2,235,677	$(6,491)	$(11,022)	$555,875	$26,716	$8,997
Net realized gain (loss) on investments	12,813	8,932,359	14,788	127,922	(729,722)	(9,379)	91,148
Change in net unrealized appreciation (depreciation) on investments	2,320	530,468	66,451	8,656	100,171	247,042	294,236

Net increase (decrease) in net assets resulting from operations	21,553	11,698,504	74,748	125,556	(73,676)	264,379	394,381

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	107,375	-	16,740	-	-	8,348
Contract owners' benefits	-	-	-	-	(14,357)	-	-
Net transfers (to) from the Company and/or Subaccounts	2,774	(22,746,035)	(20,066)	(349,073)	(2,318,367)	(86,581)	(403,715)
Adjustments to net assets allocated to contracts in payout phase	-	7,694	-	-	73,796	7,752	20,014

Increase (decrease) in net assets resulting from Contract transactions	2,774	(22,630,966)	(20,066)	(332,333)	(2,258,928)	(78,829)	(375,353)

Total increase (decrease) in net assets	24,327	(10,932,462)	54,682	(206,777)	(2,332,604)	185,550	19,028

NET ASSETS:
Beginning of period	311,490	164,185,097	992,759	1,884,490	21,076,870	1,863,661	4,170,972

End of period	$335,817	$153,252,635	$1,047,441	$1,677,713	$18,744,266	$2,049,211	$4,190,000

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,245	$(5,891)	$67,943	$(5,826)	$110,315	$(237,494)	$66,041
Net realized gain (loss) on investments	4	453,195	673,910	347,257	(2,534)	1,791,742	643,235
Change in net unrealized appreciation (depreciation) on investments	264	(645,441)	183,386	512,827	(69,240)	2,981,914	561,273

Net increase (decrease) in net assets resulting from operations	1,513	(198,137)	925,239	854,258	38,541	4,536,162	1,270,549

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,025	24,668	-	13,227	30,452	2,800
Contract owners' benefits	-	(63,155)	-	-	(4,787)	(270,776)	(214,886)
Net transfers (to) from the Company and/or Subaccounts	-	(1,085,939)	(1,051,721)	(97,254)	(1,525,016)	(2,870,998)	(410,281)
Adjustments to net assets allocated to contracts in payout phase	-	19,716	3,938	33,070	27,329	88,359	49,613

Increase (decrease) in net assets resulting from Contract transactions	-	(1,127,353)	(1,023,115)	(64,184)	(1,489,247)	(3,022,963)	(572,754)

Total increase (decrease) in net assets	1,513	(1,325,490)	(97,876)	790,074	(1,450,706)	1,513,199	697,795

NET ASSETS:
Beginning of period	57,551	11,000,791	6,766,489	3,533,260	11,949,834	30,515,998	8,734,956

End of period	$59,064	$9,675,301	$6,668,613	$4,323,334	$10,499,128	$32,029,197	$9,432,751

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$182,157	$(5,807)	$(18,325)	$(13,587)	$(36,882)	$215,495	$557,065
Net realized gain (loss) on investments	(23,881)	26,829	128,632	47,731	238,092	1,094,496	(339,105)
Change in net unrealized appreciation (depreciation) on investments	95,896	207,908	96,783	320,287	1,168,223	828,793	(50,702)

Net increase (decrease) in net assets resulting from operations	254,172	228,930	207,090	354,431	1,369,433	2,138,784	167,258

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,250	-	-	-	-	1,000	40,990
Contract owners' benefits	(10,547)	-	-	-	(25,272)	-	(15,851)
Net transfers (to) from the Company and/or Subaccounts	(568,356)	260,981	1,191,206	(50,296)	47,528	(2,851,008)	(924,702)
Adjustments to net assets allocated to contracts in payout phase	16,490	581	632	2,755	8,391	44,914	46,552

Increase (decrease) in net assets resulting from Contract transactions	(560,163)	261,562	1,191,838	(47,541)	30,647	(2,805,094)	(853,011)

Total increase (decrease) in net assets	(305,991)	490,492	1,398,928	306,890	1,400,080	(666,310)	(685,753)

NET ASSETS:
Beginning of period	4,137,582	1,358,160	2,044,754	2,231,942	4,039,271	15,823,158	13,790,407

End of period	$3,831,591	$1,848,652	$3,443,682	$2,538,832	$5,439,351	$15,156,848	$13,104,654

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,024,321	$994	$6,214	$15,170	$(93,809)	$1,372,290	$(12,502)
Net realized gain (loss) on investments	(1,018,361)	980,623	45,271	56,761	704,805	5,186,849	4,348
Change in net unrealized appreciation (depreciation) on investments	254,897	2,316,980	19,047	69,625	2,642,288	11,292,437	434,154

Net increase (decrease) in net assets resulting from operations	260,857	3,298,597	70,532	141,556	3,253,284	17,851,576	426,000

CONTRACT TRANSACTIONS:
Contract owners' net payments	528	-	2,480	-	-	(5,065)	-
Contract owners' benefits	-	-	-	-	-	(39,078)	-
Net transfers (to) from the Company and/or Subaccounts	(3,578,719)	416,940	(59,662)	(248,409)	(805,630)	(10,049,887)	(132,055)
Adjustments to net assets allocated to contracts in payout phase	69,806	39,485	9,093	10,221	85,934	175,957	(595)

Increase (decrease) in net assets resulting from Contract transactions	(3,508,385)	456,425	(48,089)	(238,188)	(719,696)	(9,918,073)	(132,650)

Total increase (decrease) in net assets	(3,247,528)	3,755,022	22,443	(96,632)	2,533,588	7,933,503	293,350

NET ASSETS:
Beginning of period	32,360,534	14,505,420	1,438,045	3,006,070	10,023,325	127,207,020	1,433,479

End of period	$29,113,006	$18,260,442	$1,460,488	$2,909,438	$12,556,913	$135,140,523	$1,726,829

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(128,400)	$296,195	$75,216	$362,432	$60,989	$62,758	$180,305
Net realized gain (loss) on investments	2,129,903	108,092	(119,345)	405,633	(87,989)	(105,837)	468,586
Change in net unrealized appreciation (depreciation) on investments	2,709,388	294,652	129,698	2,315,544	1,151,496	147,802	177,558

Net increase (decrease) in net assets resulting from operations	4,710,891	698,939	85,569	3,083,609	1,124,496	104,723	826,449

CONTRACT TRANSACTIONS:
Contract owners' net payments	900	9,228	-	11,308	-	1,000	4,283
Contract owners' benefits	-	(36,085)	-	-	(36,421)	(22,102)	-
Net transfers (to) from the Company and/or Subaccounts	(1,968,511)	(442,230)	(1,194,713)	(4,677,007)	(462,415)	(15,326)	(1,143,798)
Adjustments to net assets allocated to contracts in payout phase	(3,043)	61,107	-	48,286	10,456	9,859	17,030

Increase (decrease) in net assets resulting from Contract transactions	(1,970,654)	(407,980)	(1,194,713)	(4,617,413)	(488,380)	(26,569)	(1,122,485)

Total increase (decrease) in net assets	2,740,237	290,959	(1,109,144)	(1,533,804)	636,116	78,154	(296,036)

NET ASSETS:
Beginning of period	15,763,541	11,063,954	3,153,894	29,018,666	9,541,246	6,732,652	11,155,511

End of period	$18,503,778	$11,354,913	$2,044,750	$27,484,862	$10,177,362	$6,810,806	$10,859,475

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$426,285	$(102,756)	$44,282	$853	$(10,666)	$14,573	$73,182
Net realized gain (loss) on investments	2,012,223	825,306	32,103	12,887	556,328	37,583	(124,582)
Change in net unrealized appreciation (depreciation) on investments	(635,344)	158,757	(72,679)	341,366	415,106	16,218	231,760

Net increase (decrease) in net assets resulting from operations	1,803,164	881,307	3,706	355,106	960,768	68,374	180,360

CONTRACT TRANSACTIONS:
Contract owners' net payments	43,329	(3,978)	-	-	24,643	-	-
Contract owners' benefits	(183,213)	(96,277)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,619,552)	(1,287,177)	231,547	(401,239)	(661,719)	(42,903)	(518,976)
Adjustments to net assets allocated to contracts in payout phase	71,792	125,411	-	2,346	11,466	-	(4,059)

Increase (decrease) in net assets resulting from Contract transactions	(4,687,644)	(1,262,021)	231,547	(398,893)	(625,610)	(42,903)	(523,035)

Total increase (decrease) in net assets	(2,884,480)	(380,714)	235,253	(43,787)	335,158	25,471	(342,675)

NET ASSETS:
Beginning of period	22,265,081	19,844,075	933,477	3,035,310	6,998,349	1,045,641	3,608,024

End of period	$19,380,601	$19,463,361	$1,168,730	$2,991,523	$7,333,507	$1,071,112	$3,265,349

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,391	$2,240	$119,577	$583	$(362)	$5,321	$136,414
Net realized gain (loss) on investments	4,003	1,204	874,410	(17,350)	5,983	(3,875)	2,786,344
Change in net unrealized appreciation (depreciation) on investments	31,718	(1,753)	895,497	19,069	11,564	134,704	(651,376)

Net increase (decrease) in net assets resulting from operations	46,112	1,691	1,889,484	2,302	17,185	136,150	2,271,382

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,390	-	-	-	80,542
Contract owners' benefits	-	-	(236,394)	-	-	-	(6,643)
Net transfers (to) from the Company and/or Subaccounts	(202,125)	212,807	(1,576,355)	(22,136)	53,338	(110,272)	(4,336,410)
Adjustments to net assets allocated to contracts in payout phase	-	-	34,699	-	-	-	32,760

Increase (decrease) in net assets resulting from Contract transactions	(202,125)	212,807	(1,776,660)	(22,136)	53,338	(110,272)	(4,229,751)

Total increase (decrease) in net assets	(156,013)	214,498	112,824	(19,834)	70,523	25,878	(1,958,369)

NET ASSETS:
Beginning of period	1,577,744	-	19,029,888	282,142	69,761	1,754,642	35,198,593

End of period	$1,421,731	$214,498	$19,142,712	$262,308	$140,284	$1,780,520	$33,240,224

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,672	$70,095	$45,816	$(2,349)	$(4,119)	$32,924	$39,177
Net realized gain (loss) on investments	55,065	130,247	(404,693)	18,088	42,722	463,801	(294,139)
Change in net unrealized appreciation (depreciation) on investments	9,542	286,743	686,788	32,046	142,611	1,975,390	344,670

Net increase (decrease) in net assets resulting from operations	68,279	487,085	327,911	47,785	181,214	2,472,115	89,708

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,740	1,625	30	-	-	65,304	-
Contract owners' benefits	-	-	-	-	-	(47,865)	-
Net transfers (to) from the Company and/or Subaccounts	(305,621)	(1,027,242)	(2,940,238)	(44,026)	(1)	(546,418)	(147,119)
Adjustments to net assets allocated to contracts in payout phase	-	16,536	(47,128)	2,805	-	80,476	328

Increase (decrease) in net assets resulting from Contract transactions	(303,881)	(1,009,081)	(2,987,336)	(41,221)	(1)	(448,503)	(146,791)

Total increase (decrease) in net assets	(235,602)	(521,996)	(2,659,425)	6,564	181,213	2,023,612	(57,083)

NET ASSETS:
Beginning of period	922,350	5,834,252	2,659,425	640,811	727,629	20,730,129	2,575,347

End of period	$686,748	$5,312,256	$-	$647,375	$908,842	$22,753,741	$2,518,264

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,998	$1,176,794	$1,883,666	$55,330	$3,634,841	$97,911	$(342)
Net realized gain (loss) on investments	1,813	(182,972)	(625,672)	(102,746)	(2,819,330)	(150,287)	652,875
Change in net unrealized appreciation (depreciation) on investments	7,689	380,649	859,940	76,977	1,111,287	45,934	672,364

Net increase (decrease) in net assets resulting from operations	50,500	1,374,471	2,117,934	29,561	1,926,798	(6,442)	1,324,897

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	16,706	42,678	300	217,270	-	5,220
Contract owners' benefits	-	(36,393)	(138,680)	-	(18,760)	-	-
Net transfers (to) from the Company and/or Subaccounts	(90,098)	(1,408,552)	(2,198,091)	68,482	(1,299,063)	1,782,429	586,436
Adjustments to net assets allocated to contracts in payout phase	-	36,406	86,014	759	180,776	-	48,147

Increase (decrease) in net assets resulting from Contract transactions	(90,098)	(1,391,833)	(2,208,079)	69,541	(919,777)	1,782,429	639,803

Total increase (decrease) in net assets	(39,598)	(17,362)	(90,145)	99,102	1,007,021	1,775,987	1,964,700

NET ASSETS:
Beginning of period	707,623	22,878,678	58,441,987	2,953,707	108,411,537	1,732,010	4,634,538

End of period	$668,025	$22,861,316	$58,351,842	$3,052,809	$109,418,558	$3,507,997	$6,599,238

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,837	$(50,700)	$(14,990)	$(3,153)	$5,093	$11,967	$(10,131)
Net realized gain (loss) on investments	41,184	(2,113)	35,677	2,809	366,716	7,029	315,718
Change in net unrealized appreciation (depreciation) on investments	108,491	1,297,626	381,155	14,921	299,407	91,526	(171,068)

Net increase (decrease) in net assets resulting from operations	165,512	1,244,813	401,842	14,577	671,216	110,522	134,519

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	1,500	-	-	-	-	-
Contract owners' benefits	-	(3,791)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	48,817	158,279	(37,703)	(15,575)	661,179	(40,347)	(1,626,938)
Adjustments to net assets allocated to contracts in payout phase	2,693	384	(6,721)	-	-	-	2,908

Increase (decrease) in net assets resulting from Contract transactions	51,510	156,372	(44,424)	(15,575)	661,179	(40,347)	(1,624,030)

Total increase (decrease) in net assets	217,022	1,401,185	357,418	(998)	1,332,395	70,175	(1,489,511)

NET ASSETS:
Beginning of period	1,671,491	5,507,093	1,643,161	429,774	2,511,161	714,158	4,317,034

End of period	$1,888,513	$6,908,278	$2,000,579	$428,776	$3,843,556	$784,333	$2,827,523

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$251,884	$29,382	$22,831	$59,496	$161,685	$1,375	$3,303
Net realized gain (loss) on investments	(248,529)	12,918	84,532	1,667,074	(102,714)	7,978	132,594
Change in net unrealized appreciation (depreciation) on investments	92,089	(10,132)	(53,848)	1,384,555	240,224	(32,375)	(48,904)

Net increase (decrease) in net assets resulting from operations	95,444	32,168	53,515	3,111,125	299,195	(23,022)	86,993

CONTRACT TRANSACTIONS:
Contract owners' net payments	98,572	960	-	42,620	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	179,327	(12,750)	(126,190)	976,959	28,641	125,558	(312,259)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	64,491	7,423	-	3,927

Increase (decrease) in net assets resulting from Contract transactions	277,899	(11,790)	(126,190)	1,084,070	36,064	125,558	(308,332)

Total increase (decrease) in net assets	373,343	20,378	(72,675)	4,195,195	335,259	102,536	(221,339)

NET ASSETS:
Beginning of period	5,029,129	1,560,805	1,207,344	16,904,359	2,512,415	374,172	3,253,542

End of period	$5,402,472	$1,581,183	$1,134,669	$21,099,554	$2,847,674	$476,708	$3,032,203

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,956,601	$4,246,921	$58,897	$78,996	$13,685	$(11,738)	$(28,459)
Net realized gain (loss) on investments	2,886	44,314,024	56,447	24,401	11,047	165,618	419,061
Change in net unrealized appreciation (depreciation) on investments	(1,670)	75,333,620	142,684	356,316	72,168	(131,292)	(366,752)

Net increase (decrease) in net assets resulting from operations	6,957,817	123,894,565	258,028	459,713	96,900	22,588	23,850

CONTRACT TRANSACTIONS:
Contract owners' net payments	180,213	598,717	-	-	-	-	-
Contract owners' benefits	(31,766,015)	(1,040,190)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	26,135,823	(54,652,231)	(96,344)	16,824	362,788	(179,063)	56,242
Adjustments to net assets allocated to contracts in payout phase	241,628	1,110,590	-	-	-	(232)	1,149

Increase (decrease) in net assets resulting from Contract transactions	(5,208,351)	(53,983,114)	(96,344)	16,824	362,788	(179,295)	57,391

Total increase (decrease) in net assets	1,749,466	69,911,451	161,684	476,537	459,688	(156,707)	81,241

NET ASSETS:
Beginning of period	165,244,549	537,550,333	3,564,345	4,925,817	836,472	1,531,876	3,792,403

End of period	$166,994,015	$607,461,784	$3,726,029	$5,402,354	$1,296,160	$1,375,169	$3,873,644

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$111,131	$(42,327)	$27,285	$251,005	$(13,706)	$(12,722)	$(21,155)
Net realized gain (loss) on investments	9,850	(238,016)	177,052	(171,320)	1,203,008	594,344	209,529
Change in net unrealized appreciation (depreciation) on investments	(233,584)	(500,216)	(238,878)	7,836	954,149	418,927	591,285

Net increase (decrease) in net assets resulting from operations	(112,603)	(780,559)	(34,541)	87,521	2,143,451	1,000,549	779,659

CONTRACT TRANSACTIONS:
Contract owners' net payments	25	-	-	-	-	-	3,600
Contract owners' benefits	(13,903)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(80,004)	(381,325)	(130,830)	(1,375,024)	(1,238,988)	(536,080)	(718,564)
Adjustments to net assets allocated to contracts in payout phase	3,180	6,844	1,576	4,555	16,091	7,148	18,641

Increase (decrease) in net assets resulting from Contract transactions	(90,702)	(374,481)	(129,254)	(1,370,469)	(1,222,897)	(528,932)	(696,323)

Total increase (decrease) in net assets	(203,305)	(1,155,040)	(163,795)	(1,282,948)	920,554	471,617	83,336

NET ASSETS:
Beginning of period	6,237,087	6,824,032	1,511,442	6,737,488	10,918,070	5,087,910	6,398,821

End of period	$6,033,782	$5,668,992	$1,347,647	$5,454,540	$11,838,624	$5,559,527	$6,482,157

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$57,355	$194,848	$29,229	$63,876	$82,786	$100,075	$(1,591)
Net realized gain (loss) on investments	(97,304)	(37,362)	355,510	535,037	271,360	(15,215)	(52,940)
Change in net unrealized appreciation (depreciation) on investments	(51,219)	(92,358)	327,275	250,693	1,125,902	(557)	319,568

Net increase (decrease) in net assets resulting from operations	(91,168)	65,128	712,014	849,606	1,480,048	84,303	265,037

CONTRACT TRANSACTIONS:
Contract owners' net payments	24,643	-	27,643	3,000	29,391	4,333	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,267,285)	(241,676)	(591,753)	(578,091)	(616,406)	604,176	(277,631)
Adjustments to net assets allocated to contracts in payout phase	23,320	9,204	(140)	217	(325)	153	37

Increase (decrease) in net assets resulting from Contract transactions	(1,219,322)	(232,472)	(564,250)	(574,874)	(587,340)	608,662	(277,594)

Total increase (decrease) in net assets	(1,310,490)	(167,344)	147,764	274,732	892,708	692,965	(12,557)

NET ASSETS:
Beginning of period	4,056,452	3,020,720	5,930,696	6,244,691	10,584,628	4,104,076	2,682,829

End of period	$2,745,962	$2,853,376	$6,078,460	$6,519,423	$11,477,336	$4,797,041	$2,670,272

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,918	$94	$(130,233)	$92,820	$(49,684)	$7,270	$(28,769)
Net realized gain (loss) on investments	214,125	7,820	1,140,928	968,653	185,224	28,540	(528,488)
Change in net unrealized appreciation (depreciation) on investments	343,192	186,330	4,106,060	225,308	611,633	110,938	1,895,754

Net increase (decrease) in net assets resulting from operations	569,235	194,244	5,116,755	1,286,781	747,173	146,748	1,338,497

CONTRACT TRANSACTIONS:
Contract owners' net payments	185	-	3,430	-	180	-	-
Contract owners' benefits	(1,203)	(86,573)	-	(27,997)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(539,065)	(234,994)	(131,381)	1,051,879	(472,975)	(93,617)	1,044,594
Adjustments to net assets allocated to contracts in payout phase	(2,535)	1,471	(15,470)	2,715	(1,211)	(16,432)	(729)

Increase (decrease) in net assets resulting from Contract transactions	(542,618)	(320,096)	(143,421)	1,026,597	(474,006)	(110,049)	1,043,865

Total increase (decrease) in net assets	26,617	(125,852)	4,973,334	2,313,378	273,167	36,699	2,382,362

NET ASSETS:
Beginning of period	3,919,243	1,443,869	14,861,649	10,970,258	6,596,512	972,192	2,927,925

End of period	$3,945,860	$1,318,017	$19,834,983	$13,283,636	$6,869,679	$1,008,891	$5,310,287

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(224,588)	$(32,217)	$(14,517)	$(54,359)	$(38,244)	$(1,689)	$(796)
Net realized gain (loss) on investments	(445,312)	(231,793)	(172,878)	(1,357,888)	409,848	(8,939)	(95)
Change in net unrealized appreciation (depreciation) on investments	8,444,365	1,109,430	716,388	2,740,043	849,035	73,500	11,682

Net increase (decrease) in net assets resulting from operations	7,774,465	845,420	528,993	1,327,796	1,220,639	62,872	10,791

CONTRACT TRANSACTIONS:
Contract owners' net payments	14,164	-	6,000	-	960	-	-
Contract owners' benefits	(8,480)	(31,063)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,802,414)	(452,652)	(422,713)	(1,045,584)	(642,451)	101,258	181,213
Adjustments to net assets allocated to contracts in payout phase	23,190	(4,441)	(47,330)	4,160	(28,661)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,773,540)	(488,156)	(464,043)	(1,041,424)	(670,152)	101,258	181,213

Total increase (decrease) in net assets	6,000,925	357,264	64,950	286,372	550,487	164,130	192,004

NET ASSETS:
Beginning of period	25,615,605	3,972,389	1,949,123	7,065,992	5,079,702	166,921	135,661

End of period	$31,616,530	$4,329,653	$2,014,073	$7,352,364	$5,630,189	$331,051	$327,665

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,911	$(2,224)	$42,068	$10,231	$18,386	$84,784	$8,930
Net realized gain (loss) on investments	165,479	(4,136)	316,527	(176,459)	(9,619)	(162,153)	2,304
Change in net unrealized appreciation (depreciation) on investments	202,287	47,261	773,138	475,889	335,190	195,130	83,817

Net increase (decrease) in net assets resulting from operations	377,677	40,901	1,131,733	309,661	343,957	117,761	95,051

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	240	-	-
Contract owners' benefits	-	-	(27,038)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(333,684)	57,123	2,447,135	(741,901)	(278,170)	720,990	(30,151)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(333,684)	57,123	2,420,097	(741,901)	(277,930)	720,990	(30,151)

Total increase (decrease) in net assets	43,993	98,024	3,551,830	(432,240)	66,027	838,751	64,900

NET ASSETS:
Beginning of period	1,911,976	219,310	3,785,630	2,421,280	2,462,237	2,234,227	664,639

End of period	$1,955,969	$317,334	$7,337,460	$1,989,040	$2,528,264	$3,072,978	$729,539

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$121,783	$3,391	$(3,078)	$(5,344)	$(858)	$(9,333)	$(1,427)
Net realized gain (loss) on investments	(79,094)	77,768	591,670	679,548	(43,187)	42,288	(20,543)
Change in net unrealized appreciation (depreciation) on investments	868,557	360,700	1,120,621	648,944	78,475	314,036	58,169

Net increase (decrease) in net assets resulting from operations	911,246	441,859	1,709,213	1,323,148	34,430	346,991	36,199

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	300	-	-	-	-
Contract owners' benefits	(43,179)	-	(783)	(4,976)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(554,921)	(233,214)	(865,845)	(1,198,419)	(305,575)	758,618	10,918
Adjustments to net assets allocated to contracts in payout phase	(499)	517	(32,405)	(17,929)	-	16,696	-

Increase (decrease) in net assets resulting from Contract transactions	(598,599)	(232,697)	(898,733)	(1,221,324)	(305,575)	775,314	10,918

Total increase (decrease) in net assets	312,647	209,162	810,480	101,824	(271,145)	1,122,305	47,117

NET ASSETS:
Beginning of period	7,853,369	2,632,344	8,988,112	5,799,240	548,370	543,332	254,446

End of period	$8,166,016	$2,841,506	$9,798,592	$5,901,064	$277,225	$1,665,637	$301,563

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,131)	$(2,419)	$(37,633)	$(128,512)	$(6,000)	$1,713	$20,116
Net realized gain (loss) on investments	(134,344)	(41,764)	206,169	938,817	(114,272)	(8,957)	228,035
Change in net unrealized appreciation (depreciation) on investments	291,622	84,435	1,673,109	5,249,055	417,249	41,838	191,149

Net increase (decrease) in net assets resulting from operations	145,147	40,252	1,841,645	6,059,360	296,977	34,594	439,300

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,600	8,685	1,550	-	2,400
Contract owners' benefits	-	-	(45,473)	(1,091,138)	-	-	(19,755)
Net transfers (to) from the Company and/or Subaccounts	(84,456)	110,964	885,429	370,644	498,026	(12,173)	(307,827)
Adjustments to net assets allocated to contracts in payout phase	-	-	1,530	4,194	(4,488)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(84,456)	110,964	843,086	(707,615)	495,088	(12,173)	(325,182)

Total increase (decrease) in net assets	60,691	151,216	2,684,731	5,351,745	792,065	22,421	114,118

NET ASSETS:
Beginning of period	1,914,457	394,614	3,990,875	14,461,611	1,426,671	237,739	2,469,538

End of period	$1,975,148	$545,830	$6,675,606	$19,813,356	$2,218,736	$260,160	$2,583,656

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(183,466)	$19,428	$42,255	$1,816	$110,779	$(9,733)	$13,518
Net realized gain (loss) on investments	1,021,587	684,470	(21,354)	(16,638)	(615,479)	(32,099)	96,637
Change in net unrealized appreciation (depreciation) on investments	7,629,919	2,119,336	761,839	224,299	4,348,901	275,524	276,257

Net increase (decrease) in net assets resulting from operations	8,468,040	2,823,234	782,740	209,477	3,844,201	233,692	386,412

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,659	2,025	7,696	-	4,719	-	1,020
Contract owners' benefits	(56,405)	(48,292)	(142,759)	-	(76,718)	-	(623)
Net transfers (to) from the Company and/or Subaccounts	(2,061,037)	1,144,371	(129,005)	(220,439)	(2,711,627)	(133,678)	115,689
Adjustments to net assets allocated to contracts in payout phase	(40,430)	(2,585)	(6,355)	-	(79,853)	(16,977)	(4,105)

Increase (decrease) in net assets resulting from Contract transactions	(2,147,213)	1,095,519	(270,423)	(220,439)	(2,863,479)	(150,655)	111,981

Total increase (decrease) in net assets	6,320,827	3,918,753	512,317	(10,962)	980,722	83,037	498,393

NET ASSETS:
Beginning of period	23,573,219	10,806,451	4,135,707	1,008,570	26,457,888	1,414,806	2,650,842

End of period	$29,894,046	$14,725,204	$4,648,024	$997,608	$27,438,610	$1,497,843	$3,149,235

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,840	$862	$117,904	$99,232	$45,477	$2,569	$4,577
Net realized gain (loss) on investments	4,026	(30,322)	(377,671)	(168,492)	110,593	2,431	2,703
Change in net unrealized appreciation (depreciation) on investments	19,704	35,487	605,025	380,679	309,303	38,026	11,731

Net increase (decrease) in net assets resulting from operations	28,570	6,027	345,258	311,419	465,373	43,026	19,011

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,000	-	-	-	-
Contract owners' benefits	-	-	(29,554)	-	(21,491)	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,663)	(98,057)	(1,214,256)	(2,060,680)	(390,320)	(3,008)	(1)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(3,404)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,663)	(98,057)	(1,242,810)	(2,064,084)	(411,811)	(3,008)	(1)

Total increase (decrease) in net assets	22,907	(92,030)	(897,552)	(1,752,665)	53,562	40,018	19,010

NET ASSETS:
Beginning of period	181,573	139,969	8,954,721	5,413,356	2,979,585	251,238	200,541

End of period	$204,480	$47,939	$8,057,169	$3,660,691	$3,033,147	$291,256	$219,551

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,752	$9,948	$10,683	$2,448	$397	$1,245	$1,071
Net realized gain (loss) on investments	11,257	(15,609)	(1,308)	4,302	714	3,127	1,998
Change in net unrealized appreciation (depreciation) on investments	35,460	67,353	54,696	16,285	2,082	11,801	6,352

Net increase (decrease) in net assets resulting from operations	59,469	61,692	64,071	23,035	3,193	16,173	9,421

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	42,154	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(611)	(91,636)	(74,913)	1	1	-	(1)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(611)	(91,636)	(32,759)	1	1	-	(1)

Total increase (decrease) in net assets	58,858	(29,944)	31,312	23,036	3,194	16,173	9,420

NET ASSETS:
Beginning of period	579,689	613,733	541,822	168,431	21,321	101,033	57,156

End of period	$638,547	$583,789	$573,134	$191,467	$24,515	$117,206	$66,576

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$645	$1,488	$(1,282)	$248,599	$61,366	$114,947	$152,863
Net realized gain (loss) on investments	4,931	1,689	(17,555)	84,983	80,327	15,937	(75,454)
Change in net unrealized appreciation (depreciation) on investments	10,641	1,464	130,620	581,198	335,886	274,597	345,363

Net increase (decrease) in net assets resulting from operations	16,217	4,641	111,783	914,780	477,579	405,481	422,772

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	12,000	-	-
Contract owners' benefits	-	-	-	(161,276)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(668)	69,544	(45,038)	133,317	(484,671)	(890,575)	(579,105)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(43,787)	-	-	2,744

Increase (decrease) in net assets resulting from Contract transactions	(668)	69,544	(45,038)	(71,746)	(472,671)	(890,575)	(576,361)

Total increase (decrease) in net assets	15,549	74,185	66,745	843,034	4,908	(485,094)	(153,589)

NET ASSETS:
Beginning of period	95,134	54	787,594	8,199,637	3,999,325	5,085,285	6,292,102

End of period	$110,683	$74,239	$854,339	$9,042,671	$4,004,233	$4,600,191	$6,138,513

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower Secure Foundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,097	$2,382,035	$(5,383)	$(12,191)	$395,526	$20,051	$(6,290)
Net realized gain (loss) on investments	(120,438)	1,826,319	7,974	37,562	(1,281,578)	(46,875)	21,458
Change in net unrealized appreciation (depreciation) on investments	123,025	14,969,844	147,243	290,435	1,617,974	163,627	409,726

Net increase (decrease) in net assets resulting from operations	5,684	19,178,198	149,834	315,806	731,922	136,803	424,894

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	582,537	-	3,750	550	-	2,679
Contract owners' benefits	-	-	-	-	(343,020)	(14,594)	(3,309)
Net transfers (to) from the Company and/or Subaccounts	(130,676)	(19,047,208)	(73,430)	(283,914)	(5,157,868)	(174,925)	(30,575)
Adjustments to net assets allocated to contracts in payout phase	-	(17,275)	-	-	(77,947)	6,224	(10,395)

Increase (decrease) in net assets resulting from Contract transactions	(130,676)	(18,481,946)	(73,430)	(280,164)	(5,578,285)	(183,295)	(41,600)

Total increase (decrease) in net assets	(124,992)	696,252	76,404	35,642	(4,846,363)	(46,492)	383,294

NET ASSETS:
Beginning of period	436,482	163,488,845	916,355	1,848,848	25,923,233	1,910,153	3,787,678

End of period	$311,490	$164,185,097	$992,759	$1,884,490	$21,076,870	$1,863,661	$4,170,972

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,316	$(11,633)	$69,955	$(3,458)	$(62,152)	$(142,901)	$69,270
Net realized gain (loss) on investments	1	(585,357)	819,532	55,662	(244,929)	2,660,822	1,065,726
Change in net unrealized appreciation (depreciation) on investments	493	2,612,119	(157,394)	602,859	2,155,737	5,430,200	(221,617)

Net increase (decrease) in net assets resulting from operations	3,810	2,015,129	732,093	655,063	1,848,656	7,948,121	913,379

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,585	735	-	4,998	15,326	3,360
Contract owners' benefits	-	(11,884)	(9,832)	-	(3,333)	(167,865)	(234,830)
Net transfers (to) from the Company and/or Subaccounts	-	(1,655,062)	(1,566,942)	(139,119)	(1,198,075)	(2,027,058)	(488,596)
Adjustments to net assets allocated to contracts in payout phase	-	(14,138)	(354)	2,532	(14,027)	(9,790)	(57,894)

Increase (decrease) in net assets resulting from Contract transactions	-	(1,678,499)	(1,576,393)	(136,587)	(1,210,437)	(2,189,387)	(777,960)

Total increase (decrease) in net assets	3,810	336,630	(844,300)	518,476	638,219	5,758,734	135,419

NET ASSETS:
Beginning of period	53,741	10,664,161	7,610,789	3,014,784	11,311,615	24,757,264	8,599,537

End of period	$57,551	$11,000,791	$6,766,489	$3,533,260	$11,949,834	$30,515,998	$8,734,956

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$161,411	$(6,456)	$8,024	$(14,826)	$(26,638)	$214,569	$486,235
Net realized gain (loss) on investments	(54,658)	(109,737)	(95,239)	(73,531)	(561,084)	464,311	(273,712)
Change in net unrealized appreciation (depreciation) on investments	239,818	297,529	408,384	398,856	1,873,382	1,420,431	407,213

Net increase (decrease) in net assets resulting from operations	346,571	181,336	321,169	310,499	1,285,660	2,099,311	619,736

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,230	-	-	-	-	1,000	-
Contract owners' benefits	-	-	-	-	-	(129,671)	(181,746)
Net transfers (to) from the Company and/or Subaccounts	1,116	(236,664)	(371,450)	(134,024)	(63,084)	(1,040,248)	139,618
Adjustments to net assets allocated to contracts in payout phase	(4,905)	(643)	(222)	(4,014)	155	(24,828)	(31,103)

Increase (decrease) in net assets resulting from Contract transactions	(1,559)	(237,307)	(371,672)	(138,038)	(62,929)	(1,193,747)	(73,231)

Total increase (decrease) in net assets	345,012	(55,971)	(50,503)	172,461	1,222,731	905,564	546,505

NET ASSETS:
Beginning of period	3,792,570	1,414,131	2,095,257	2,059,481	2,816,540	14,917,594	13,243,902

End of period	$4,137,582	$1,358,160	$2,044,754	$2,231,942	$4,039,271	$15,823,158	$13,790,407

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$935,467	$21,115	$6,685	$19,721	$(62,219)	$1,304,140	$(10,493)
Net realized gain (loss) on investments	(614,868)	775,137	88,218	34,500	166,943	2,220,990	(144,045)
Change in net unrealized appreciation (depreciation) on investments	1,031,695	2,303,950	37,455	228,228	2,952,572	12,822,052	721,056

Net increase (decrease) in net assets resulting from operations	1,352,294	3,100,202	132,358	282,449	3,057,296	16,347,182	566,518

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,230	-	2,640	-	-	13,042	-
Contract owners' benefits	(95,234)	(13,726)	-	-	(93,934)	(872,344)	-
Net transfers (to) from the Company and/or Subaccounts	(383,096)	(1,249,945)	(225,213)	(180,897)	(499,704)	(6,915,716)	(326,280)
Adjustments to net assets allocated to contracts in payout phase	(27,330)	(17,487)	(715)	(3,056)	(14,788)	(205,842)	-

Increase (decrease) in net assets resulting from Contract transactions	(501,430)	(1,281,158)	(223,288)	(183,953)	(608,426)	(7,980,860)	(326,280)

Total increase (decrease) in net assets	850,864	1,819,044	(90,930)	98,496	2,448,870	8,366,322	240,238

NET ASSETS:
Beginning of period	31,509,670	12,686,376	1,528,975	2,907,574	7,574,455	118,840,698	1,193,241

End of period	$32,360,534	$14,505,420	$1,438,045	$3,006,070	$10,023,325	$127,207,020	$1,433,479

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(91,085)	$434,458	$124,253	$340,562	$79,510	$45,066	$157,045
Net realized gain (loss) on investments	(1,209,590)	(77,649)	(15,762)	(200,448)	(711,079)	(285,494)	1,106,376
Change in net unrealized appreciation (depreciation) on investments	6,678,576	1,697,570	6,451	3,954,547	1,265,138	1,026,724	(719,262)

Net increase (decrease) in net assets resulting from operations	5,377,901	2,054,379	114,942	4,094,661	633,569	786,296	544,159

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	1,033	-	91,124	-	1,000	2,193
Contract owners' benefits	-	(16,060)	-	(338,371)	(3,415)	(9,438)	(9,752)
Net transfers (to) from the Company and/or Subaccounts	230,057	(1,068,339)	644,714	(2,857,261)	(1,223,502)	(803,289)	(687,334)
Adjustments to net assets allocated to contracts in payout phase	(4,064)	(25,758)	-	(28,508)	(3,655)	(7,926)	(3,445)

Increase (decrease) in net assets resulting from Contract transactions	227,193	(1,109,124)	644,714	(3,133,016)	(1,230,572)	(819,653)	(698,338)

Total increase (decrease) in net assets	5,605,094	945,255	759,656	961,645	(597,003)	(33,357)	(154,179)

NET ASSETS:
Beginning of period	10,158,447	10,118,699	2,394,238	28,057,021	10,138,249	6,766,009	11,309,690

End of period	$15,763,541	$11,063,954	$3,153,894	$29,018,666	$9,541,246	$6,732,652	$11,155,511

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$366,187	$(145,398)	$22,003	$19,841	$24,752	$11,370	$35,698
Net realized gain (loss) on investments	2,065,067	924,796	(60,570)	(22,453)	416,504	32,725	(299,400)
Change in net unrealized appreciation (depreciation) on investments	(714,456)	2,215,990	69,307	332,714	549,862	(12,472)	692,944

Net increase (decrease) in net assets resulting from operations	1,716,798	2,995,388	30,740	330,102	991,118	31,623	429,242

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,468	7,953	-	-	142	-	-
Contract owners' benefits	(260,029)	(111,038)	-	-	-	-	(12,462)
Net transfers (to) from the Company and/or Subaccounts	(1,932,985)	(1,513,419)	565,558	119,193	(947,877)	(109,754)	(648,694)
Adjustments to net assets allocated to contracts in payout phase	(36,526)	(56,731)	-	(687)	(10,612)	-	51,772

Increase (decrease) in net assets resulting from Contract transactions	(2,222,072)	(1,673,235)	565,558	118,506	(958,347)	(109,754)	(609,384)

Total increase (decrease) in net assets	(505,274)	1,322,153	596,298	448,608	32,771	(78,131)	(180,142)

NET ASSETS:
Beginning of period	22,770,355	18,521,922	337,179	2,586,702	6,965,578	1,123,772	3,788,166

End of period	$22,265,081	$19,844,075	$933,477	$3,035,310	$6,998,349	$1,045,641	$3,608,024

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP Small Cap Value Series, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,727	$44,562	$244	$(180)	$6,624	$(82,575)	$11,862
Net realized gain (loss) on investments	(15,963)	665,355	5,473	2,592	55,293	2,968,577	42,248
Change in net unrealized appreciation (depreciation) on investments	218,927	794,685	23,328	9,088	146,336	2,242,981	51,665

Net increase (decrease) in net assets resulting from operations	218,691	1,504,602	29,045	11,500	208,253	5,128,983	105,775

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,230	-	-	-	760	750
Contract owners' benefits	-	(10,543)	-	-	-	(45,057)	-
Net transfers (to) from the Company and/or Subaccounts	(208,917)	(1,289,887)	101,271	7,646	105,543	(1,806,419)	(264,827)
Adjustments to net assets allocated to contracts in payout phase	-	(6,197)	-	-	-	(5,759)	-

Increase (decrease) in net assets resulting from Contract transactions	(208,917)	(1,304,397)	101,271	7,646	105,543	(1,856,475)	(264,077)

Total increase (decrease) in net assets	9,774	200,205	130,316	19,146	313,796	3,272,508	(158,302)

NET ASSETS:
Beginning of period	1,567,970	18,829,683	151,826	50,615	1,440,846	31,926,085	1,080,652

End of period	$1,577,744	$19,029,888	$282,142	$69,761	$1,754,642	$35,198,593	$922,350

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$152,540	$37,191	$(845)	$(2,986)	$70,113	$531,786	$32,002
Net realized gain (loss) on investments	223,311	(206,268)	17,987	52,687	122,248	(576,714)	(23,316)
Change in net unrealized appreciation (depreciation) on investments	(616,865)	512,340	41,256	121,204	2,484,597	(247,537)	55,847

Net increase (decrease) in net assets resulting from operations	(241,014)	343,263	58,398	170,905	2,676,958	(292,465)	64,533

CONTRACT TRANSACTIONS:
Contract owners' net payments	53,880	180	-	-	8,677	-	-
Contract owners' benefits	-	-	-	-	(101,259)	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,216,297)	(370,222)	(79,737)	(157,705)	(734,739)	(719,559)	(39,986)
Adjustments to net assets allocated to contracts in payout phase	24,004	(13,144)	973	-	(84,579)	(177)	-

Increase (decrease) in net assets resulting from Contract transactions	(2,138,413)	(383,186)	(78,764)	(157,705)	(911,900)	(719,736)	(39,986)

Total increase (decrease) in net assets	(2,379,427)	(39,923)	(20,366)	13,200	1,765,058	(1,012,201)	24,547

NET ASSETS:
Beginning of period	8,213,679	2,699,348	661,177	714,429	18,965,071	3,587,548	683,076

End of period	$5,834,252	$2,659,425	$640,811	$727,629	$20,730,129	$2,575,347	$707,623

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,146,936	$1,721,707	$69,860	$3,030,857	$49,764	$2,522	$14,518
Net realized gain (loss) on investments	(637,643)	(849,113)	(59,036)	(2,222,141)	(43,724)	142,464	(13,368)
Change in net unrealized appreciation (depreciation) on investments	2,009,438	1,566,324	75,444	4,520,897	95,958	964,600	163,968

Net increase (decrease) in net assets resulting from operations	2,518,731	2,438,918	86,268	5,329,613	101,998	1,109,586	165,118

CONTRACT TRANSACTIONS:
Contract owners' net payments	8,389	8,097	300	7,184	-	6,133	3,049
Contract owners' benefits	(307,506)	(377,133)	-	(358,803)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,809,797)	(4,727,053)	(210,214)	(3,153,414)	327,572	(577,654)	(126,522)
Adjustments to net assets allocated to contracts in payout phase	98,029	(48,366)	(711)	(115,656)	-	13,152	(1,181)

Increase (decrease) in net assets resulting from Contract transactions	(5,010,885)	(5,144,455)	(210,625)	(3,620,689)	327,572	(558,369)	(124,654)

Total increase (decrease) in net assets	(2,492,154)	(2,705,537)	(124,357)	1,708,924	429,570	551,217	40,464

NET ASSETS:
Beginning of period	25,370,832	61,147,524	3,078,064	106,702,613	1,302,440	4,083,321	1,631,027

End of period	$22,878,678	$58,441,987	$2,953,707	$108,411,537	$1,732,010	$4,634,538	$1,671,491

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(41,387)	$(12,697)	$(2,998)	$(533)	$7,094	$(20,399)	$258,301
Net realized gain (loss) on investments	(481,329)	225,825	3,660	43,986	(24,604)	355,115	(177,621)
Change in net unrealized appreciation (depreciation) on investments	1,365,583	233,274	4,450	406,405	122,586	179	124,610

Net increase (decrease) in net assets resulting from operations	842,867	446,402	5,112	449,858	105,076	334,895	205,290

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,500	-	-	-	-	1,650	-
Contract owners' benefits	-	-	-	-	(168,016)	(197)	-
Net transfers (to) from the Company and/or Subaccounts	(582,436)	(362,165)	(39,208)	561,971	6,686	(461,236)	(128,633)
Adjustments to net assets allocated to contracts in payout phase	(169)	2,175	-	-	-	3,507	-

Increase (decrease) in net assets resulting from Contract transactions	(581,105)	(359,990)	(39,208)	561,971	(161,330)	(456,276)	(128,633)

Total increase (decrease) in net assets	261,762	86,412	(34,096)	1,011,829	(56,254)	(121,381)	76,657

NET ASSETS:
Beginning of period	5,245,331	1,556,749	463,870	1,499,332	770,412	4,438,415	4,952,472

End of period	$5,507,093	$1,643,161	$429,774	$2,511,161	$714,158	$4,317,034	$5,029,129

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,432)	$10,665	$222,866	$355,910	$(246)	$(3,502)	$6,774,157
Net realized gain (loss) on investments	(3,194)	12,701	1,301,406	(243,553)	(13,312)	232,779	(25)
Change in net unrealized appreciation (depreciation) on investments	242,516	173,618	794,003	(8,942)	46,462	397,590	327

Net increase (decrease) in net assets resulting from operations	233,890	196,984	2,318,275	103,415	32,904	626,867	6,774,459

CONTRACT TRANSACTIONS:
Contract owners' net payments	960	-	39,100	-	-	-	163,719
Contract owners' benefits	-	-	(16,869)	-	-	-	(18,127,341)
Net transfers (to) from the Company and/or Subaccounts	26,775	(46,190)	(2,002,962)	(242,272)	149,244	(163,150)	4,534,812
Adjustments to net assets allocated to contracts in payout phase	-	-	2,837	(717)	-	(3,791)	272,524

Increase (decrease) in net assets resulting from Contract transactions	27,735	(46,190)	(1,977,894)	(242,989)	149,244	(166,941)	(13,156,286)

Total increase (decrease) in net assets	261,625	150,794	340,381	(139,574)	182,148	459,926	(6,381,827)

NET ASSETS:
Beginning of period	1,299,180	1,056,550	16,563,978	2,651,989	192,024	2,793,616	171,626,376

End of period	$1,560,805	$1,207,344	$16,904,359	$2,512,415	$374,172	$3,253,542	$165,244,549

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,532,939	$46,153	$54,713	$7,750	$(10,812)	$(27,169)	$149,715
Net realized gain (loss) on investments	30,028,454	2,568	46,326	6,984	69,474	(92,226)	(46,671)
Change in net unrealized appreciation (depreciation) on investments	78,693,772	328,221	558,563	109,993	(27,158)	173,446	975,767

Net increase (decrease) in net assets resulting from operations	112,255,165	376,942	659,602	124,727	31,504	54,051	1,078,811

CONTRACT TRANSACTIONS:
Contract owners' net payments	358,077	-	-	-	10,000	-	185
Contract owners' benefits	(1,058,082)	-	-	-	-	(15,821)	(10,327)
Net transfers (to) from the Company and/or Subaccounts	(40,505,506)	(331,204)	(697,351)	(90,348)	(20,596)	(713,143)	(423,324)
Adjustments to net assets allocated to contracts in payout phase	(57,373)	-	-	-	-	3,830	(2,896)

Increase (decrease) in net assets resulting from Contract transactions	(41,262,884)	(331,204)	(697,351)	(90,348)	(10,596)	(725,134)	(436,362)

Total increase (decrease) in net assets	70,992,281	45,738	(37,749)	34,379	20,908	(671,083)	642,449

NET ASSETS:
Beginning of period	466,558,052	3,518,607	4,963,566	802,093	1,510,968	4,463,486	5,594,638

End of period	$537,550,333	$3,564,345	$4,925,817	$836,472	$1,531,876	$3,792,403	$6,237,087

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,120)	$23,641	$261,302	$(29,644)	$(849)	$(28,757)	$94,412
Net realized gain (loss) on investments	(539,544)	139,582	(77,554)	767,746	349,341	(113,476)	(281,845)
Change in net unrealized appreciation (depreciation) on investments	722,475	97,537	135,603	1,495,608	695,796	984,059	(78,999)

Net increase (decrease) in net assets resulting from operations	135,811	260,760	319,351	2,233,710	1,044,288	841,826	(266,432)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,100	-	-	3,995	-
Contract owners' benefits	(8,064)	-	(6,370)	(92,140)	(4,310)	(4,793)	(7,798)
Net transfers (to) from the Company and/or Subaccounts	(1,071,720)	(106,894)	513,084	(97,566)	(100,722)	95,047	(699,941)
Adjustments to net assets allocated to contracts in payout phase	(4,899)	(626)	(336)	(22,033)	12,915	(1,176)	(14,266)

Increase (decrease) in net assets resulting from Contract transactions	(1,084,683)	(107,520)	507,478	(211,739)	(92,117)	93,073	(722,005)

Total increase (decrease) in net assets	(948,872)	153,240	826,829	2,021,971	952,171	934,899	(988,437)

NET ASSETS:
Beginning of period	7,772,904	1,358,202	5,910,659	8,896,099	4,135,739	5,463,922	5,044,889

End of period	$6,824,032	$1,511,442	$6,737,488	$10,918,070	$5,087,910	$6,398,821	$4,056,452

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$102,046	$23,341	$44,510	$78,834	$63,738	$(4,869)
Net realized gain (loss) on investments	(54,153)	636,257	352,439	194,563	39,605	(20,985)
Change in net unrealized appreciation (depreciation) on investments	249,522	675,158	623,542	1,141,792	343,983	456,904

Net increase (decrease) in net assets resulting from operations	297,415	1,334,756	1,020,491	1,415,189	447,326	431,050

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	12,636	4,072	-
Contract owners' benefits	(22,712)	(42,144)	-	-	-	(4,834)
Net transfers (to) from the Company and/or Subaccounts	(293,793)	(362,301)	(204,434)	(432,616)	(293,346)	(44,770)
Adjustments to net assets allocated to contracts in payout phase	(4,781)	(297)	(234)	(67)	(63)	(35)

Increase (decrease) in net assets resulting from Contract transactions	(321,286)	(404,742)	(204,668)	(420,047)	(289,337)	(49,639)

Total increase (decrease) in net assets	(23,871)	930,014	815,823	995,142	157,989	381,411

NET ASSETS:
Beginning of period	3,044,591	5,000,682	5,428,868	9,589,486	3,946,087	2,301,418

End of period	$3,020,720	$5,930,696	$6,244,691	$10,584,628	$4,104,076	$2,682,829

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-1 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Advisor

Schwab Choice

Schwab OneSource

Schwab Select

For the periods or years ended December 31, 2024 and 2023, the Separate Account was invested in up to 161 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

AB VPS Sustainable International Thematic Portfolio, Class A (a)

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

ALPS Global Opportunity Portfolio, Class I

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Delaware VIP International Series, Standard Class (a)

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class (a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund, Class 2

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares

Invesco Oppenheimer V.I. International Growth Fund, Series I

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson Balanced Fund, Class I

Janus Henderson Flexible Bond Portfolio

Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson Research Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Lazard Retirement Emerging Markets Equity Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP American Century Balanced Fund, Standard Class II (a)

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Mid Cap Value Fund, Service Class (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP Baron Growth Opportunities Fund, Service Class

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP Macquarie SMID Cap Core Fund, Standard Class (a)

LVIP Macquarie Value Fund, Standard Class (a)

Macquarie VIP Emerging Markets Series, Standard Class (a)

Macquarie VIP International Core Equity Series, Service Class (a)

Macquarie VIP International Core Equity Series, Standard Class (a)

Macquarie VIP Small Cap Value Series, Standard Class (a)

MFS Blended Research Small Cap Equity Portfolio, Initial Class

MFS Core Equity Portfolio, Service Class

MFS International Growth Portfolio, Initial Class

MFS International Intrinsic Value Portfolio, Service Class

MFS Mid Cap Value Portfolio, Initial Class

MFS Utilities Series, Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (a)

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

Neuberger Berman AMT Sustainable Equity Portfolio, Class S

NVIT Mid Cap Index Fund, Class II

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Emerging Markets Bond Portfolio, Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Bond VCT Portfolio

Pioneer Fund VCT Portfolio, Class I

Pioneer Mid Cap Value VCT Portfolio, Class II

Pioneer Select Mid Cap Growth VCT Portfolio, Class I

Prudential Series Fund Equity Portfolio, Class II

Prudential Series Fund Natural Resources Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Putnam VT Small Cap Value Fund, Class IA

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Fund

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Common Stock Fund, Service Class

Touchstone VST Small Company Fund

VanEck VIP Global Resources Fund

VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

(a) See Subaccount Changes table below

Subaccount Changes: Closed Subaccounts

During 2024, the following Subaccounts were closed:

Subaccount Name	Date of Closure
AB VPS Sustainable International Thematic Portfolio, Class A	April 12, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	December 5, 2024

Subaccount Changes: Merged Subaccounts

During 2024, the following Subaccounts merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Standard Class	Delaware Ivy VIP International Core Equity Series, Standard Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Subaccount Name Changes

During 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP International Core Equity, Class II	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024
Delaware VIP Emerging Markets, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	May 1, 2024
Delaware Ivy VIP International Core Equity Series, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	May 1, 2024
Delaware VIP Small Cap Value Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	May 1, 2024
LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	May 1, 2024
LVIP Delaware Value Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	May 1, 2024

Subaccount Changes: Subaccount Reorganization

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Balanced Fund, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024
American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024
American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024
American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class A	$387,052	$802,395
AB VPS International Value Portfolio, Class A	33,137	200,338
AB VPS Large Cap Growth Portfolio, Class A	2,342,398	4,653,323
AB VPS Relative Value Portfolio, Class A	946,606	3,207,084
AB VPS Sustainable International Thematic Portfolio, Class A	22,510	6,780,262
Alger Balanced Portfolio, Class I-2	2,097	39,972
Alger Capital Appreciation Portfolio, Class I-2	3,758,353	4,054,374
Alger Large Cap Growth Portfolio, Class I-2	1,644,582	5,461,792
Alger Mid Cap Growth Portfolio, Class I-2	136,442	651,285
Allspring VT Discovery All Cap Growth Fund, Class 2	234,091	291,296
Allspring VT Discovery SMID Cap Growth Fund, Class 2	2,466,681	3,321,587
Allspring VT Opportunity Fund, Class 2	591,341	514,261
ALPS Global Opportunity Portfolio, Class I	97,750	176,133
American Funds IS Capital World Bond Fund, Class 2	106,253	69,592
American Funds IS Global Growth Fund, Class 1	167,703	150,410
American Funds IS Global Small Capitalization Fund, Class 2	114,384	180,985
American Funds IS Growth-Income Fund, Class 4	2,456,784	3,270,619
American Funds IS International Fund, Class 2	154,525	240,715
American Funds IS New World Fund, Class 2	204,700	303,570
American Funds IS The Bond Fund of America, Class 2	742,545	1,256,882
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	156,355	164,886
BlackRock Global Allocation V.I. Fund, Class I	676,985	1,661,914
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	206,310	224,502
BNY Mellon VIF Appreciation Portfolio, Initial Shares	1,162,031	1,874,137
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	420,146	802,075
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	1,918	22,519
ClearBridge Variable Large Cap Growth Portfolio, Class I	2,633,594	3,253,572
ClearBridge Variable Mid Cap Portfolio, Class I	238,494	213,803
ClearBridge Variable Small Cap Growth Portfolio, Class I	272,304	456,561
Columbia VP Emerging Markets Fund, Class 2	102,084	421,286
Columbia VP Large Cap Growth Fund, Class 2	3,191,743	3,378,068
Columbia VP Seligman Global Technology Fund, Class 2	4,437,593	4,911,912
Columbia VP Small Cap Value Fund, Class 2	462,335	943,954
Delaware VIP International Series, Standard Class	50,840	313,117
Dimensional VA US Targeted Value Portfolio	2,015,654	2,047,107
DWS Capital Growth VIP, Class A	4,063,920	4,320,381
DWS Core Equity VIP, Class A	1,656,915	3,315,611
DWS CROCI U.S. VIP, Class A	75,879	459,838
DWS Global Small Cap VIP, Class A	158,914	181,356
DWS Small Cap Index VIP, Class A	3,997,186	4,226,753
DWS Small Mid Cap Growth VIP, Class A	175,734	300,675
DWS Small Mid Cap Value VIP, Class A	219,968	388,338
Empower Aggressive Profile Fund, Investor Class	17,180	7,279
Empower Ariel Mid Cap Value Fund, Investor Class	2,008	51,255
Empower Bond Index Fund, Investor Class	1,566,030	1,279,831

Subaccount	Purchases	Sales
Empower Conservative Profile Fund, Investor Class	$210,663	$501,829
Empower International Index Fund, Investor Class	600,333	314,072
Empower International Value Fund, Investor Class	337,948	268,283
Empower Lifetime 2015 Fund, Investor Class	2,190	175,809
Empower Lifetime 2020 Fund, Investor Class	26,413	5,088
Empower Lifetime 2025 Fund, Investor Class	26,897	56,764
Empower Lifetime 2030 Fund, Investor Class	118,551	5,392
Empower Lifetime 2035 Fund, Investor Class	11,947	1,291
Empower Lifetime 2040 Fund, Investor Class	1,695	171
Empower Lifetime 2045 Fund, Investor Class	7,769	786
Empower Lifetime 2050 Fund, Investor Class	4,976	353
Empower Lifetime 2055 Fund, Investor Class	5,041	732
Empower Lifetime 2060 Fund, Investor Class	5,014	521
Empower Mid Cap Value Fund, Investor Class	230,376	163,631
Empower Moderate Profile Fund, Investor Class	1,412,530	814,965
Empower Moderately Aggressive Profile Fund, Investor Class	265,169	441,414
Empower Moderately Conservative Profile Fund, Investor Class	281,546	543,562
Empower Multi-Sector Bond Fund, Investor Class	1,195,359	622,900
Empower Real Estate Index Fund, Investor Class	24,122	2,160
Empower SecureFoundation Balanced Fund, Investor Class	12,281,177	24,393,972
Empower Small Cap Value Fund, Investor Class	68,760	84,119
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	141,535	425,477
Federated Hermes Fund for U.S. Government Securities II	1,765,653	3,542,502
Federated Hermes Managed Volatility Fund II	43,504	103,368
Franklin Small Cap Value VIP Fund, Class 2	1,001,476	1,294,184
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	1,620	375
Invesco Oppenheimer V.I. International Growth Fund, Series I	1,074,030	1,535,916
Invesco V.I. Comstock Fund, Series I	1,516,670	1,989,079
Invesco V.I. Core Equity Fund, Series I	365,735	131,192
Invesco V.I. EQV International Equity Fund, Series I	957,331	2,305,330
Invesco V.I. Global Fund, Series I	2,584,990	4,097,813
Invesco V.I. Growth and Income Fund, Series I	1,226,029	1,206,054
Invesco V.I. High Yield Fund, Series I	461,056	855,552
Invesco V.I. Main Street Mid Cap Fund	427,306	128,912
Invesco V.I. Main Street Small Cap Fund	2,821,159	1,552,483
Invesco V.I. Small Cap Equity Fund, Series I	441,786	396,846
Invesco V.I. Technology Fund, Series I	735,091	534,705
Janus Henderson Balanced Fund, Class I	467,012	3,101,523
Janus Henderson Flexible Bond Portfolio	1,390,181	1,732,680
Janus Henderson Flexible Bond Portfolio, Service Shares	3,640,264	6,194,133
Janus Henderson Global Research Fund, Class I	2,016,588	1,058,841
Janus Henderson Overseas Fund, Class S	217,692	268,660
Janus Henderson Overseas Portfolio, Institutional Shares	40,697	273,936
Janus Henderson Research Portfolio, Institutional Shares	323,969	902,872
Janus Henderson VIT Balanced Portfolio, Service Shares	7,570,465	16,292,205
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	122,239	266,796
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	5,856,578	7,952,589
Lazard Retirement Emerging Markets Equity Portfolio	1,876,992	2,049,884
Lord Abbett Series Fund Short Duration Income Portfolio	555,532	1,675,028

Subaccount	Purchases	Sales
LVIP American Century Balanced Fund, Standard Class II	$652,609	$4,955,875
LVIP American Century Disciplined Core Value Fund, Standard Class II	397,172	835,019
LVIP American Century International Fund, Standard Class II	1,578,955	1,552,625
LVIP American Century Mid Cap Value Fund, Service Class	1,287,462	1,731,119
LVIP American Century Value Fund, Standard Class II	2,536,539	5,650,175
LVIP Baron Growth Opportunities Fund, Service Class	770,356	2,173,413
LVIP JPMorgan Core Bond Fund, Standard Class	1,269,101	993,272
LVIP JPMorgan Small Cap Core Fund, Standard Class	419,426	774,716
LVIP Macquarie SMID Cap Core Fund, Standard Class	933,270	1,244,977
LVIP Macquarie Value Fund, Standard Class	130,429	118,321
Macquarie VIP Emerging Markets Series, Standard Class	640,112	1,085,904
Macquarie VIP International Core Equity Series, Service Class	22,586	210,858
Macquarie VIP International Core Equity Series, Standard Class	261,537	45,902
Macquarie VIP Small Cap Value Series, Standard Class	1,353,341	2,332,290
MFS Blended Research Small Cap Equity Portfolio, Initial Class	79,919	99,900
MFS Core Equity Portfolio, Service Class	61,018	2,124
MFS International Growth Portfolio, Initial Class	205,094	304,427
MFS International Intrinsic Value Portfolio, Service Class	4,446,510	7,029,428
MFS Mid Cap Value Portfolio, Initial Class	200,965	476,426
MFS Utilities Series, Service Class	718,358	1,520,923
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	121,541	3,015,933
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	18,169	48,039
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	41,078	4,119
NVIT Mid Cap Index Fund, Class II	4,637,205	4,081,620
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	476,334	584,277
PIMCO Emerging Markets Bond Portfolio, Admin Class	656,073	705,174
PIMCO High Yield Portfolio, Admin Class	3,919,877	4,171,322
PIMCO Low Duration Portfolio, Admin Class	8,366,554	8,776,981
PIMCO Real Return Portfolio, Admin Class	864,404	740,292
PIMCO Total Return Portfolio, Admin Class	17,335,435	14,801,148
Pioneer Bond VCT Portfolio	2,604,967	724,627
Pioneer Fund VCT Portfolio, Class I	3,046,619	2,123,549
Pioneer Mid Cap Value VCT Portfolio, Class II	256,925	87,428
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	2,421,811	2,316,523
Prudential Series Fund Equity Portfolio, Class II	7,767	60,460
Prudential Series Fund Natural Resources Portfolio, Class II	-	18,728
Putnam VT Core Equity Fund, Class IA	2,910,099	2,048,161
Putnam VT Global Asset Allocation Fund, Class IA	44,993	73,372
Putnam VT Global Health Care Fund, Class IB	412,286	1,881,856
Putnam VT Income Fund, Class IA	1,254,110	724,327
Putnam VT International Equity Fund, Class IA	260,501	242,908
Putnam VT International Value Fund, Class IA	486,147	586,075
Putnam VT Large Cap Value Fund, Class IB	5,986,673	4,062,217
Putnam VT Mortgage Securities Fund	4,118,088	3,927,761
Putnam VT Small Cap Value Fund, Class IA	881,950	738,419
Royce Capital Fund Small Cap Portfolio, Service Class	277,894	462,730
Schwab Government Money Market Portfolio	91,733,012	90,225,174
Schwab S&P 500 Index Fund	34,071,946	84,918,729
Schwab VIT Balanced Portfolio	395,014	420,725

Subaccount	Purchases	Sales
Schwab VIT Balanced with Growth Portfolio	$173,478	$62,950
Schwab VIT Growth Portfolio	414,550	35,136
T. Rowe Price Health Sciences Portfolio	138,272	208,431
T. Rowe Price Health Sciences Portfolio, Class II	1,455,739	1,057,853
Templeton Foreign VIP Fund, Class 2	474,841	457,591
Templeton Global Bond VIP Fund, Class 2	394,018	817,670
Third Avenue Value Fund	158,245	146,077
Touchstone VST Bond Fund	512,003	1,636,022
Touchstone VST Common Stock Fund	973,664	1,422,882
Touchstone VST Common Stock Fund, Service Class	480,284	647,769
Touchstone VST Small Company Fund	623,118	1,146,022
VanEck VIP Global Resources Fund	955,608	2,140,896
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	337,892	384,720
Vanguard VIF Capital Growth Portfolio	529,369	943,202
Vanguard VIF Diversified Value Portfolio	669,096	811,159
Vanguard VIF Mid-Cap Index Portfolio	599,803	976,967
Vanguard VIF Real Estate Index Portfolio	1,337,404	521,392
Vanguard VIF Small Company Growth Portfolio	14,368	293,590

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class A	8,269		26,058	(17,789)	23,310	44,565	(21,255)
AB VPS International Value Portfolio, Class A	-		18,463	(18,463)	-	34,180	(34,180)
AB VPS Large Cap Growth Portfolio, Class A	30,038		91,153	(61,115)	55,385	62,207	(6,822)
AB VPS Relative Value Portfolio, Class A	9,963		108,399	(98,436)	101,419	49,492	51,927
AB VPS Sustainable International Thematic Portfolio, Class A	1,132		332,310	(331,178)	1,371	25,665	(24,294)
Alger Balanced Portfolio, Class I-2	-		970	(970)	-	3,448	(3,448)
Alger Capital Appreciation Portfolio, Class I-2	119,667		132,247	(12,580)	106,131	62,034	44,097
Alger Large Cap Growth Portfolio, Class I-2	23,255		82,285	(59,030)	14,217	61,471	(47,254)
Alger Mid Cap Growth Portfolio, Class I-2	2,779		13,349	(10,570)	1,024	12,269	(11,245)
Allspring VT Discovery All Cap Growth Fund, Class 2	4,661		9,545	(4,884)	4,155	23,272	(19,117)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	94,106		109,140	(15,034)	25,160	51,305	(26,145)
Allspring VT Opportunity Fund, Class 2	168		11,054	(10,886)	2,563	16,309	(13,746)
ALPS Global Opportunity Portfolio, Class I	3,687		8,478	(4,791)	9,000	2,956	6,044
American Funds IS Capital World Bond Fund, Class 2	11,139		7,623	3,516	23,335	2,883	20,452
American Funds IS Global Growth Fund, Class 1	2,599		5,213	(2,614)	1,227	16,907	(15,680)
American Funds IS Global Small Capitalization Fund, Class 2	7,893		13,706	(5,813)	7,925	3,020	4,905
American Funds IS Growth-Income Fund, Class 4	111,808		186,368	(74,560)	230,718	78,440	152,278
American Funds IS International Fund, Class 2	9,593		17,283	(7,690)	11,878	76,545	(64,667)
American Funds IS New World Fund, Class 2	9,123		16,322	(7,199)	12,713	31,172	(18,459)
American Funds IS The Bond Fund of America, Class 2	67,711		130,261	(62,550)	146,569	68,381	78,188
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	6,726		11,336	(4,610)	4,697	7,192	(2,495)
BlackRock Global Allocation V.I. Fund, Class I	7,996		105,768	(97,772)	13,694	56,430	(42,736)
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	2,828		6,218	(3,390)	1,507	11,964	(10,457)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	7,403		34,686	(27,283)	3,288	24,437	(21,149)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	1,589		17,858	(16,269)	2,234	47,665	(45,431)
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	0	*	635	(635)	-	11,189	(11,189)
ClearBridge Variable Large Cap Growth Portfolio, Class I	129,926		149,662	(19,736)	253,550	207,832	45,718
ClearBridge Variable Mid Cap Portfolio, Class I	12,904		12,459	445	17,300	16,321	979
ClearBridge Variable Small Cap Growth Portfolio, Class I	10,386		23,010	(12,624)	12,465	16,910	(4,445)
Columbia VP Emerging Markets Fund, Class 2	9,000		38,226	(29,226)	41,977	30,916	11,061
Columbia VP Large Cap Growth Fund, Class 2	96,727		104,730	(8,003)	118,210	82,020	36,190
Columbia VP Seligman Global Technology Fund, Class 2	43,483		67,540	(24,057)	45,469	57,621	(12,152)

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia VP Small Cap Value Fund, Class 2	14,057		30,576	(16,519)	46,494	33,539	12,955
Dimensional VA US Targeted Value Portfolio	81,772		89,515	(7,743)	2,461	19,032	(16,571)
DWS Capital Growth VIP, Class A	29,018		73,998	(44,980)	38,073	89,240	(51,167)
DWS Core Equity VIP, Class A	15,150		67,603	(52,453)	60,078	22,741	37,337
DWS CROCI U.S. VIP, Class A	123		16,029	(15,906)	1,836	14,297	(12,461)
DWS Global Small Cap VIP, Class A	7,579		12,224	(4,645)	2,850	21,056	(18,206)
DWS Small Cap Index VIP, Class A	117,831		152,614	(34,783)	104,091	185,753	(81,662)
DWS Small Mid Cap Growth VIP, Class A	6,568		11,930	(5,362)	7,422	13,649	(6,227)
DWS Small Mid Cap Value VIP, Class A	1,223		14,085	(12,862)	10,474	5,513	4,961
Empower Aggressive Profile Fund, Investor Class	-		346	(346)	-	448	(448)
Empower Ariel Mid Cap Value Fund, Investor Class	105		3,181	(3,076)	62	6,856	(6,794)
Empower Bond Index Fund, Investor Class	136,972		123,086	13,886	60,841	188,463	(127,622)
Empower Conservative Profile Fund, Investor Class	5,097		39,018	(33,921)	32,885	216,005	(183,120)
Empower International Index Fund, Investor Class	41,603		22,772	18,831	23,595	59,551	(35,956)
Empower International Value Fund, Investor Class	21,260		18,030	3,230	6,524	6,783	(259)
Empower Lifetime 2015 Fund, Investor Class	0	*	14,148	(14,148)	-	-	-
Empower Lifetime 2020 Fund, Investor Class	-		62	(62)	-	51	(51)
Empower Lifetime 2025 Fund, Investor Class	-		3,987	(3,987)	6,234	13,819	(7,585)
Empower Lifetime 2030 Fund, Investor Class	5,901		120	5,781	3,280	6,020	(2,740)
Empower Lifetime 2035 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2040 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2045 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2050 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2055 Fund, Investor Class	-		-	-	1,450	1,450	-
Empower Lifetime 2060 Fund, Investor Class	-		-	-	5,074	-	5,074
Empower Mid Cap Value Fund, Investor Class	7,793		8,349	(556)	4,032	6,601	(2,569)
Empower Moderate Profile Fund, Investor Class	55,477		56,001	(524)	32,167	34,600	(2,433)
Empower Moderately Aggressive Profile Fund, Investor Class	830		28,148	(27,318)	947	38,516	(37,569)
Empower Moderately Conservative Profile Fund, Investor Class	5,766		40,458	(34,692)	2,050	79,062	(77,012)
Empower Multi-Sector Bond Fund, Investor Class	79,154		47,298	31,856	15,371	65,880	(50,509)
Empower Real Estate Index Fund, Investor Class	262		1	261	23,687	40,100	(16,413)
Empower SecureFoundation Balanced Fund, Investor Class	39,436		1,382,385	(1,342,949)	142,515	1,363,851	(1,221,336)
Empower Small Cap Value Fund, Investor Class	3,356		4,518	(1,162)	5,551	10,536	(4,985)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	4,323		22,685	(18,362)	14,350	31,646	(17,296)
Federated Hermes Fund for U.S. Government Securities II	78,403		253,215	(174,812)	80,761	482,162	(401,401)
Federated Hermes Managed Volatility Fund II	-		2,747	(2,747)	-	6,851	(6,851)

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Small Cap Value VIP Fund, Class 2	41,928		55,311	(13,383)	42,940	42,964	(24)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	-		-	-	-	-	-
Invesco Oppenheimer V.I. International Growth Fund, Series I	10,779		68,771	(57,992)	15,166	85,190	(70,024)
Invesco V.I. Comstock Fund, Series I	27,563		53,316	(25,753)	27,626	88,640	(61,014)
Invesco V.I. Core Equity Fund, Series I	-		1,542	(1,542)	-	2,787	(2,787)
Invesco V.I. EQV International Equity Fund, Series I	33,936		114,827	(80,891)	21,559	99,767	(78,208)
Invesco V.I. Growth and Income Fund, Series I	12,387		29,872	(17,485)	15,025	39,096	(24,071)
Invesco V.I. High Yield Fund, Series I	12,353		52,141	(39,788)	39,565	29,556	10,009
Invesco V.I. Main Street Mid Cap Fund	10,411		3,888	6,523	351	7,782	(7,431)
Invesco V.I. Main Street Small Cap Fund	112,724		65,542	47,182	34,416	53,494	(19,078)
Invesco V.I. Global Fund, Series I	16,036		82,563	(66,527)	116,439	170,397	(53,958)
Invesco V.I. Small Cap Equity Fund, Series I	6,877		8,894	(2,017)	6,614	11,459	(4,845)
Invesco V.I. Technology Fund, Series I	14,383		18,771	(4,388)	19,855	27,743	(7,888)
Janus Henderson Flexible Bond Portfolio	66,050		130,266	(64,216)	113,100	95,683	17,417
Janus Henderson Flexible Bond Portfolio, Service Shares	148,569		381,418	(232,849)	187,588	215,446	(27,858)
Janus Henderson Overseas Portfolio, Institutional Shares	-		6,676	(6,676)	-	5,098	(5,098)
Janus Henderson Research Portfolio, Institutional Shares	0	*	9,368	(9,368)	177	9,157	(8,980)
Janus Henderson Balanced Fund, Class I	7,053		109,618	(102,565)	32,580	81,893	(49,313)
Janus Henderson Global Research Fund, Class I	45,592		24,159	21,433	8,583	49,916	(41,333)
Janus Henderson Overseas Fund, Class S	13,882		17,594	(3,712)	24,349	41,696	(17,347)
Janus Henderson VIT Balanced Portfolio, Service Shares	179,870		609,349	(429,479)	81,801	458,362	(376,561)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	2,114		4,711	(2,597)	5,690	14,488	(8,798)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	110,975		148,442	(37,467)	111,482	107,106	4,376
Lazard Retirement Emerging Markets Equity Portfolio	96,538		130,684	(34,146)	48,056	115,689	(67,633)
Lord Abbett Series Fund Short Duration Income Portfolio	43,994		159,366	(115,372)	80,305	17,229	63,076
LVIP American Century Balanced Fund, Standard Class II	3,950		197,500	(193,550)	7,219	152,489	(145,270)
LVIP American Century Disciplined Core Value Fund, Standard Class II	8,708		24,481	(15,773)	46,422	96,268	(49,846)
LVIP American Century International Fund, Standard Class II	71,502		73,303	(1,801)	83,692	130,779	(47,087)
LVIP American Century Mid Cap Value Fund, Service Class	13,809		43,795	(29,986)	33,250	56,958	(23,708)
LVIP American Century Value Fund, Standard Class II	28,911		148,513	(119,602)	121,199	186,924	(65,725)
LVIP Baron Growth Opportunities Fund, Service Class	9,821		34,809	(24,988)	5,768	31,236	(25,468)
LVIP JPMorgan Core Bond Fund, Standard Class	127,145		103,301	23,844	141,843	79,755	62,088
LVIP JPMorgan Small Cap Core Fund, Standard Class	17,343		30,409	(13,066)	17,286	5,897	11,389
LVIP Macquarie SMID Cap Core Fund, Standard Class	13,720		26,833	(13,113)	4,432	33,954	(29,522)
LVIP Macquarie Value Fund, Standard Class	4,365		7,035	(2,670)	5,845	13,012	(7,167)
Macquarie VIP Emerging Markets Series, Standard Class	39,825		78,686	(38,861)	80,286	139,724	(59,438)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP International Series, Standard Class	4,583	30,528	(25,945)	63,276	64,101	(825)
Macquarie VIP International Core Equity Series, Service Class	-	15,863	(15,863)	742	18,565	(17,823)
Macquarie VIP International Core Equity Series, Standard Class	25,755	4,369	21,386	-	-	-
Macquarie VIP Small Cap Value Series, Standard Class	17,356	55,011	(37,655)	31,436	57,792	(26,356)
MFS Blended Research Small Cap Equity Portfolio, Initial Class	5,441	7,786	(2,345)	7,825	7	7,818
MFS Core Equity Portfolio, Service Class	3,048	79	2,969	519	22	497
MFS International Growth Portfolio, Initial Class	13,031	21,465	(8,434)	20,149	11,676	8,473
MFS International Intrinsic Value Portfolio, Service Class	87,303	231,292	(143,989)	66,020	150,708	(84,688)
MFS Mid Cap Value Portfolio, Initial Class	8,915	27,430	(18,515)	2,146	18,973	(16,827)
MFS Utilities Series, Service Class	18,262	72,459	(54,197)	33,995	129,876	(95,881)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	1,042	52,104	(51,062)	697	8,210	(7,513)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	-	1,837	(1,837)	77	4,808	(4,731)
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	-	-	-	-	7,998	(7,998)
NVIT Mid Cap Index Fund, Class II	61,345	77,661	(16,316)	56,143	75,387	(19,244)
Pioneer Fund VCT Portfolio, Class I	75,510	55,303	20,207	98,526	106,954	(8,428)
PIMCO Emerging Markets Bond Portfolio, Admin Class	54,305	62,095	(7,790)	32,165	36,573	(4,408)
PIMCO High Yield Portfolio, Admin Class	129,643	195,655	(66,012)	39,486	266,246	(226,760)
PIMCO Low Duration Portfolio, Admin Class	471,108	657,814	(186,706)	379,446	830,269	(450,823)
PIMCO Real Return Portfolio, Admin Class	68,653	64,260	4,393	15,460	35,001	(19,541)
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	51,846	69,959	(18,113)	52,994	142,750	(89,756)
PIMCO Total Return Portfolio, Admin Class	966,714	1,039,014	(72,300)	445,208	686,640	(241,432)
Pioneer Bond VCT Portfolio	221,463	64,383	157,080	48,465	16,195	32,270
Pioneer Mid Cap Value VCT Portfolio, Class II	4,451	2,627	1,824	4,407	9,702	(5,295)
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	87,993	77,058	10,935	29,560	48,789	(19,229)
Prudential Series Fund Equity Portfolio, Class II	119	797	(678)	21	7,837	(7,816)
Prudential Series Fund Natural Resources Portfolio, Class II	-	936	(936)	-	2,483	(2,483)
Putnam VT Global Asset Allocation Fund, Class IA	1,637	3,899	(2,262)	11,343	22,752	(11,409)
Putnam VT Global Health Care Fund, Class IB	7,833	51,338	(43,505)	1,084	15,231	(14,147)
Putnam VT Income Fund, Class IA	91,450	65,061	26,389	32,846	46,203	(13,357)
Putnam VT International Equity Fund, Class IA	13,614	14,908	(1,294)	13,282	11,629	1,653
Putnam VT Core Equity Fund, Class IA	80,779	62,002	18,777	40,668	19,828	20,840
Putnam VT International Value Fund, Class IA	30,080	38,777	(8,697)	27,042	30,028	(2,986)
Putnam VT Large Cap Value Fund, Class IB	150,124	113,013	37,111	57,529	128,633	(71,104)
Putnam VT Mortgage Securities Fund	393,369	374,436	18,933	34,058	57,037	(22,979)
Royce Capital Fund Small Cap Portfolio, Service Class	3,735	12,225	(8,490)	3,166	9,559	(6,393)
Putnam VT Small Cap Value Fund, Class IA	41,901	37,962	3,939	24,553	17,455	7,098

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Schwab Government Money Market Portfolio	7,266,576	7,791,351	(524,775)	6,709,877	7,953,132	(1,243,255)
Schwab S&P 500 Index Fund	556,169	1,832,761	(1,276,592)	746,598	2,009,040	(1,262,442)
Schwab VIT Balanced Portfolio	21,343	28,354	(7,011)	1,878	28,795	(26,917)
Schwab VIT Balanced with Growth Portfolio	3,102	2,286	816	236	50,567	(50,331)
Schwab VIT Growth Portfolio	21,796	1,654	20,142	48	6,249	(6,201)
T. Rowe Price Health Sciences Portfolio	646	7,248	(6,602)	3,425	4,041	(616)
T. Rowe Price Health Sciences Portfolio, Class II	40,792	38,578	2,214	31,978	62,462	(30,484)
Templeton Foreign VIP Fund, Class 2	20,833	31,805	(10,972)	20,650	53,555	(32,905)
Templeton Global Bond VIP Fund, Class 2	48,961	94,463	(45,502)	94,180	223,146	(128,966)
Third Avenue Value Fund	261	7,270	(7,009)	-	6,626	(6,626)
Touchstone VST Bond Fund	16,206	118,679	(102,473)	86,595	53,700	32,895
Touchstone VST Common Stock Fund	1,454	20,730	(19,276)	8,080	12,729	(4,649)
Touchstone VST Common Stock Fund, Service Class	1,156	9,752	(8,596)	974	3,434	(2,460)
Touchstone VST Small Company Fund	9,715	26,715	(17,000)	16,990	16,991	(1)
VanEck VIP Global Resources Fund	106,420	251,406	(144,986)	96,993	170,206	(73,213)
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	9,105	26,868	(17,763)	4,504	30,625	(26,121)
Vanguard VIF Capital Growth Portfolio	10,131	28,343	(18,212)	70,817	85,463	(14,646)
Vanguard VIF Diversified Value Portfolio	8,706	33,373	(24,667)	14,134	25,298	(11,164)
Vanguard VIF Mid-Cap Index Portfolio	13,543	38,752	(25,209)	25,495	46,672	(21,177)
Vanguard VIF Real Estate Index Portfolio	59,823	29,893	29,930	38,669	55,624	(16,955)
Vanguard VIF Small Company Growth Portfolio	-	12,902	(12,902)	-	2,635	(2,635)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.49% - 0.85% of the average daily net assets of the Subaccounts

Expenses of the Portfolios
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the subaccounts. Such compensation is assessed against the value of the assets invested in the relevant subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0% - 0.35% annually

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each contribution, if applicable

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $10 per transfer, after the first 12 transfers in any calendar year

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $25 annually

Charge for Optional Benefits: GLWB Rider
This Charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.90% - 1.50% of net asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class A
2024	113	$20.79	$36.52	$3,684	0.84%	0.49%	0.85%	9.48%	9.08%
2023	130	18.99	33.48	3,946	1.04%	0.49%	0.85%	16.61%	16.19%
2022	152	16.28	28.82	3,919	1.03%	0.49%	0.85%	(13.71)%	(18.91)%
2021	192	18.87	35.54	6,043	0.74%	0.49%	0.85%	39.07%	31.64%
2020	191	14.34	25.55	4,494	1.10%	0.49%	0.85%	2.50%	2.84%
AB VPS International Value Portfolio, Class A
2024	116	10.30	9.93	1,188	2.61%	0.65%	0.85%	4.38%	4.17%
2023	134	9.87	9.53	1,318	0.75%	0.65%	0.85%	14.40%	14.18%
2022	169	8.63	8.35	1,444	4.57%	0.65%	0.85%	(11.44)%	(16.98)%
2021	184	9.74	10.05	1,839	2.00%	0.65%	0.85%	13.65%	6.96%
2020	196	9.11	8.85	1,768	2.01%	0.65%	0.85%	1.56%	1.78%
AB VPS Large Cap Growth Portfolio, Class A
2024	375	47.06	94.74	21,472	0.05%	0.49%	0.85%	24.64%	24.19%
2023	436	37.75	76.29	19,835	0.00%	0.49%	0.85%	34.47%	33.99%
2022	443	28.08	56.94	14,862	0.00%	0.49%	0.85%	(26.89)%	(29.11)%
2021	519	38.40	80.32	23,882	0.00%	0.49%	0.85%	27.88%	24.88%
2020	487	30.75	62.81	17,518	0.00%	0.49%	0.85%	34.35%	34.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Relative Value Portfolio, Class A
2024	304	$25.45	$50.91	$11,970	1.45%	0.49%	0.85%	12.47%	12.06%
2023	403	22.63	45.43	13,284	1.49%	0.49%	0.85%	11.48%	11.08%
2022	351	20.30	40.90	10,970	1.42%	0.49%	0.85%	(2.02)%	(5.00)%
2021	350	20.71	43.05	11,514	0.84%	0.49%	0.85%	27.07%	24.09%
2020	356	16.69	33.88	9,133	1.71%	0.49%	0.85%	1.86%	2.22%
AB VPS Sustainable International Thematic Portfolio, Class A
2024	-	-	-	-	0.00%	0.49%	0.85%	(1.03)%	(1.13)%
2023	331	13.63	20.58	6,870	0.00%	0.49%	0.85%	12.09%	11.68%
2022	355	12.16	18.43	6,597	0.00%	0.49%	0.85%	(25.97)%	(30.57)%
2021	374	16.43	26.55	9,649	0.00%	0.49%	0.85%	10.97%	4.82%
2020	396	15.68	23.92	9,494	1.49%	0.49%	0.85%	28.83%	29.34%
Alger Balanced Portfolio, Class I-2
2024	32	35.68	36.18	1,144	0.00%	0.65%	0.85%	16.30%	16.07%
2023	33	30.68	31.17	1,009	1.45%	0.65%	0.85%	16.67%	16.44%
2022	37	26.30	26.77	972	1.17%	0.65%	0.85%	(10.97)%	(12.06)%
2021	37	29.54	30.44	1,118	0.82%	0.65%	0.85%	18.11%	17.13%
2020	38	25.22	25.78	980	1.38%	0.65%	0.85%	9.31%	9.50%
Alger Capital Appreciation Portfolio, Class I-2
2024	194	38.28	36.97	7,333	0.00%	0.49%	0.85%	47.41%	46.87%
2023	206	25.97	25.17	5,310	0.00%	0.49%	0.85%	42.43%	41.92%
2022	162	18.23	17.74	2,928	0.00%	0.49%	0.85%	(35.30)%	(38.55)%
2021	176	28.18	28.87	5,016	0.00%	0.49%	0.85%	20.99%	15.73%
2020	239	24.35	23.86	5,764	0.00%	0.49%	0.85%	40.59%	41.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Large Cap Growth Portfolio, Class I-2
2024	517	$37.36	$110.50	$40,593	0.00%	0.49%	0.85%	42.19%	41.67%
2023	576	26.27	78.00	31,617	0.00%	0.49%	0.85%	32.02%	31.55%
2022	623	19.90	59.29	25,616	0.00%	0.49%	0.85%	(37.26)%	(39.17)%
2021	706	31.72	97.47	47,075	0.00%	0.49%	0.85%	10.90%	8.28%
2020	792	29.29	87.90	47,075	0.20%	0.49%	0.85%	65.62%	66.24%
Alger Mid Cap Growth Portfolio, Class I-2
2024	84	26.58	55.55	4,660	0.00%	0.49%	0.85%	24.91%	20.04%
2023	95	21.28	46.28	4,330	0.00%	0.49%	0.85%	22.57%	22.13%
2022	106	17.36	37.89	3,972	0.00%	0.49%	0.85%	(34.62)%	(37.38)%
2021	117	26.55	60.51	6,939	0.00%	0.49%	0.85%	4.59%	0.90%
2020	131	26.32	57.86	7,528	0.00%	0.49%	0.85%	63.25%	63.87%
Allspring VT Discovery All Cap Growth Fund, Class 2
2024	74	30.79	31.20	2,267	0.00%	0.65%	0.85%	20.21%	19.97%
2023	78	25.61	26.01	2,014	0.00%	0.65%	0.85%	32.31%	32.05%
2022	98	19.36	19.70	1,949	0.00%	0.65%	0.85%	(36.65)%	(38.68)%
2021	113	30.56	32.12	3,595	0.00%	0.65%	0.85%	15.76%	12.50%
2020	142	27.16	27.75	3,932	0.00%	0.65%	0.85%	42.00%	42.27%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2024	188	24.45	72.92	7,832	0.00%	0.49%	0.85%	17.55%	17.13%
2023	203	20.80	62.26	7,352	0.00%	0.49%	0.85%	19.56%	19.13%
2022	229	17.40	52.26	7,066	0.00%	0.49%	0.85%	(36.44)%	(38.37)%
2021	252	27.37	84.80	12,222	0.00%	0.49%	0.85%	(5.85)%	(8.06)%
2020	313	29.77	90.07	15,996	0.00%	0.49%	0.85%	61.27%	61.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Allspring VT Opportunity Fund, Class 2
2024	101	$27.47	$71.24	$5,980	0.05%	0.65%	0.85%	14.30%	14.07%
2023	112	24.03	62.45	5,630	0.00%	0.65%	0.85%	25.68%	25.43%
2022	125	19.12	49.79	5,080	0.00%	0.65%	0.85%	(20.11)%	(21.48)%
2021	131	23.93	63.41	6,752	0.04%	0.49%	0.85%	23.72%	22.10%
2020	158	19.60	51.25	6,468	0.47%	0.65%	0.85%	19.97%	20.22%
ALPS Global Opportunity Portfolio, Class I
2024	12	23.40	22.68	280	8.31%	0.49%	0.85%	17.70%	17.28%
2023	17	19.88	19.34	331	0.00%	0.49%	0.85%	28.59%	14.15%
2022	11	15.46	15.26	167	13.99%	0.49%	0.69%	(27.57)%	(29.97)%
2021	10	21.35	21.79	225	5.82%	0.49%	0.85%	25.97%	21.37%
2020	11	17.59	17.30	189	13.39%	0.49%	0.85%	8.64%	9.04%
American Funds IS Capital World Bond Fund, Class 2
2024	40	8.76	8.70	347	2.44%	0.49%	0.85%	(3.51)%	(2.88)%
2023	36	9.08	8.96	328	0.00%	0.49%	0.85%	5.62%	10.40%
2022	16	8.60	8.56	136	0.18%	0.49%	0.65%	(17.60)%	(18.45)%
2021	3	10.43	10.50	27	1.69%	0.49%	0.85%	(5.16)%	(5.95)%
2020	3	11.09	11.07	31	2.41%	0.49%	0.85%	10.66%	10.92%
American Funds IS Global Growth Fund, Class 1
2024	78	27.61	27.03	2,145	1.78%	0.49%	0.69%	13.38%	13.15%
2023	81	24.35	23.89	1,956	1.11%	0.49%	0.69%	22.31%	22.06%
2022	96	19.91	19.57	1,912	0.93%	0.49%	0.69%	(23.76)%	(26.19)%
2021	99	26.11	26.51	2,610	0.62%	0.49%	0.69%	17.69%	14.40%
2020	93	22.83	22.53	2,128	0.64%	0.49%	0.69%	29.92%	30.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Global Small Capitalization Fund, Class 2
2024	19	$13.37	$13.15	$246	0.89%	0.49%	0.85%	1.83%	1.46%
2023	24	13.13	12.96	317	0.31%	0.49%	0.85%	15.61%	15.19%
2022	19	11.36	11.25	219	0.00%	0.49%	0.85%	(29.48)%	(30.57)%
2021	27	16.11	16.21	434	0.00%	0.49%	0.85%	6.47%	5.58%
2020	27	15.26	15.22	412	0.00%	0.49%	0.85%	52.21%	52.58%
American Funds IS Growth-Income Fund, Class 4
2024	357	21.09	20.59	7,458	1.02%	0.49%	0.85%	23.31%	22.87%
2023	431	17.11	16.76	7,337	1.59%	0.49%	0.85%	25.21%	24.76%
2022	279	13.66	13.43	3,786	1.08%	0.49%	0.85%	(16.01)%	(18.49)%
2021	287	16.27	16.48	4,701	0.92%	0.49%	0.85%	24.38%	21.58%
2020	405	13.38	13.25	5,401	1.39%	0.49%	0.85%	12.30%	12.71%
American Funds IS International Fund, Class 2
2024	154	12.72	12.52	1,942	1.18%	0.49%	0.69%	2.65%	2.45%
2023	161	12.39	12.22	1,989	1.18%	0.49%	0.69%	15.28%	15.05%
2022	226	10.75	10.62	2,421	1.77%	0.49%	0.69%	(20.43)%	(22.06)%
2021	224	13.50	13.63	3,052	2.61%	0.49%	0.69%	(1.25)%	(2.89)%
2020	201	13.91	13.80	2,787	0.77%	0.49%	0.69%	13.15%	13.43%
American Funds IS New World Fund, Class 2
2024	144	17.89	17.34	2,550	1.37%	0.49%	0.85%	6.03%	5.65%
2023	151	16.87	16.41	2,528	1.43%	0.49%	0.85%	15.43%	15.02%
2022	170	14.62	14.27	2,462	1.34%	0.49%	0.85%	(20.88)%	(24.32)%
2021	170	18.47	18.85	3,182	0.79%	0.49%	0.85%	6.18%	2.30%
2020	269	18.06	17.76	4,838	0.08%	0.49%	0.85%	22.54%	23.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS The Bond Fund of America, Class 2
2024	263	$9.52	$9.36	$2,497	3.66%	0.49%	0.85%	0.66%	0.29%
2023	325	9.45	9.33	3,073	3.77%	0.49%	0.85%	4.51%	4.13%
2022	247	9.05	8.96	2,234	2.97%	0.49%	0.85%	(12.48)%	(13.84)%
2021	245	10.34	10.40	2,546	1.55%	0.49%	0.85%	(0.56)%	(1.39)%
2020	179	10.48	10.46	1,875	3.84%	0.49%	0.69%	4.56%	4.81%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	51	14.69	14.55	741	2.18%	0.49%	0.65%	10.81%	10.63%
2023	55	13.25	13.16	730	1.87%	0.49%	0.65%	14.75%	14.57%
2022	58	11.55	11.48	665	1.78%	0.49%	0.65%	(14.63)%	(15.95)%
2021	64	13.53	13.66	876	2.02%	0.49%	0.85%	11.45%	10.09%
2020	44	12.29	12.26	542	1.52%	0.49%	0.65%	13.61%	13.80%
BlackRock Global Allocation V.I. Fund, Class I
2024	453	16.30	15.89	7,288	1.30%	0.49%	0.85%	8.70%	8.30%
2023	550	15.00	14.67	8,166	2.19%	0.49%	0.85%	12.28%	11.88%
2022	593	13.36	13.12	7,853	0.00%	0.49%	0.85%	(13.95)%	(17.84)%
2021	629	15.52	15.97	9,966	0.92%	0.49%	0.85%	7.41%	3.29%
2020	626	15.03	14.86	9,351	1.34%	0.49%	0.85%	19.97%	20.42%
BNY Mellon IP MidCap Stock Portfolio, Initial Shares
2024	95	21.11	51.43	3,118	0.83%	0.49%	0.85%	12.06%	11.66%
2023	98	18.83	46.06	2,842	0.80%	0.49%	0.85%	17.73%	17.31%
2022	108	16.00	39.26	2,632	0.73%	0.49%	0.85%	(12.13)%	(17.39)%
2021	115	18.20	47.53	3,357	0.62%	0.49%	0.85%	28.72%	21.89%
2020	119	14.94	36.92	2,797	0.87%	0.49%	0.85%	7.18%	7.60%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2024	191	$29.39	$52.77	$9,570	0.42%	0.49%	0.85%	12.25%	11.85%
2023	218	26.18	47.18	9,799	0.72%	0.49%	0.85%	20.38%	19.95%
2022	239	21.75	39.33	8,988	0.66%	0.49%	0.85%	(16.23)%	(21.58)%
2021	268	25.96	50.16	12,268	0.44%	0.49%	0.85%	30.59%	23.13%
2020	291	21.09	38.41	10,553	0.85%	0.49%	0.85%	22.63%	23.10%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2024	131	34.70	69.43	6,488	0.54%	0.49%	0.85%	22.12%	21.68%
2023	147	28.41	57.06	5,901	0.65%	0.49%	0.85%	26.07%	25.62%
2022	193	22.54	45.42	5,799	0.78%	0.49%	0.85%	(12.89)%	(15.54)%
2021	216	25.87	53.78	7,754	0.47%	0.49%	0.85%	24.57%	21.65%
2020	223	21.27	43.17	6,407	0.83%	0.49%	0.85%	23.56%	24.01%
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares
2024	9	29.54	32.54	267	0.70%	0.65%	0.85%	3.94%	3.73%
2023	10	28.42	31.66	277	0.47%	0.65%	0.85%	8.58%	8.36%
2022	21	26.17	29.21	548	0.00%	0.65%	0.85%	(16.14)%	(17.32)%
2021	25	31.21	35.34	784	0.11%	0.65%	0.85%	15.48%	14.30%
2020	26	27.31	30.60	722	0.70%	0.65%	0.85%	18.84%	19.13%
ClearBridge Variable Large Cap Growth Portfolio, Class I
2024	67	24.41	23.83	1,650	0.00%	0.49%	0.85%	27.26%	26.80%
2023	87	19.18	18.80	1,666	0.00%	0.49%	0.85%	43.32%	42.81%
2022	41	13.38	13.16	543	0.00%	0.49%	0.85%	(31.68)%	(33.69)%
2021	91	19.59	19.85	1,793	0.00%	0.49%	0.85%	22.51%	19.76%
2020	90	16.36	16.20	1,444	0.02%	0.49%	0.85%	29.64%	30.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Mid Cap Portfolio, Class I
2024	18	$18.98	$18.65	$337	0.61%	0.65%	0.85%	9.29%	9.07%
2023	17	17.37	17.10	302	0.14%	0.65%	0.85%	12.19%	11.97%
2022	16	15.65	15.27	254	0.30%	0.49%	0.85%	(24.15)%	(27.44)%
2021	24	20.63	21.05	492	0.03%	0.49%	0.85%	30.25%	25.49%
2020	14	16.44	16.16	232	0.31%	0.49%	0.85%	14.38%	14.78%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2024	88	20.59	19.89	1,797	0.00%	0.49%	0.85%	3.99%	3.61%
2023	101	19.80	19.19	1,975	0.00%	0.49%	0.85%	7.87%	7.49%
2022	105	18.36	17.86	1,914	0.00%	0.49%	0.85%	(27.47)%	(31.12)%
2021	133	25.31	25.92	3,425	0.00%	0.49%	0.85%	14.37%	9.40%
2020	108	23.13	22.67	2,485	0.00%	0.49%	0.85%	42.02%	42.54%
Columbia VP Emerging Markets Fund, Class 2
2024	22	11.21	11.03	247	1.52%	0.49%	0.85%	4.94%	4.56%
2023	51	10.69	10.55	546	0.00%	0.49%	0.85%	8.66%	8.27%
2022	40	9.83	9.74	395	0.00%	0.49%	0.85%	(33.00)%	(34.04)%
2021	46	14.68	14.77	676	0.67%	0.49%	0.85%	(7.71)%	(8.48)%
2020	35	16.04	16.00	465	0.00%	0.49%	0.85%	60.00%	60.39%
Columbia VP Large Cap Growth Fund, Class 2
2024	230	37.10	35.96	8,404	0.00%	0.49%	0.85%	30.37%	29.90%
2023	238	28.46	27.69	6,676	0.00%	0.49%	0.85%	42.07%	41.56%
2022	202	20.03	19.56	3,991	0.00%	0.49%	0.85%	(30.46)%	(33.48)%
2021	226	28.81	29.40	6,573	0.00%	0.49%	0.85%	29.89%	25.14%
2020	252	23.02	22.64	5,748	0.00%	0.49%	0.85%	33.31%	33.76%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Seligman Global Technology Fund, Class 2
2024	271	$69.54	$88.04	$22,737	0.00%	0.49%	0.85%	25.96%	25.50%
2023	295	55.21	70.15	19,813	0.00%	0.49%	0.85%	44.16%	43.65%
2022	307	38.30	48.83	14,462	0.00%	0.49%	0.85%	(30.31)%	(33.88)%
2021	345	54.95	73.86	23,848	0.28%	0.49%	0.85%	40.52%	34.28%
2020	421	40.92	52.56	21,235	0.00%	0.49%	0.85%	44.55%	45.06%
Columbia VP Small Cap Value Fund, Class 2
2024	44	22.74	47.91	1,796	0.53%	0.49%	0.85%	8.14%	7.75%
2023	60	21.02	44.47	2,219	0.37%	0.49%	0.85%	21.08%	20.64%
2022	47	17.36	36.86	1,427	0.38%	0.49%	0.85%	(6.90)%	(12.00)%
2021	72	18.65	41.89	2,590	0.50%	0.49%	0.85%	30.99%	24.71%
2020	73	14.96	31.98	2,118	0.34%	0.49%	0.85%	7.66%	8.06%
Delaware VIP International Series, Standard Class
2024	-	-	-	-	1.93%	0.49%	0.69%	1.80%	1.74%
2023	26	10.06	10.00	260	1.20%	0.49%	0.69%	13.03%	12.80%
2022	27	8.90	8.87	238	1.66%	0.49%	0.69%	(17.42)%	(18.07)%
2021	34	10.78	10.82	364	1.17%	0.49%	0.85%	6.34%	5.95%
2020	49	10.18	10.18	503	3.65%	0.49%	0.69%	1.78%	1.77%
Dimensional VA US Targeted Value Portfolio
2024	109	23.83	23.33	2,596	1.21%	0.49%	0.69%	7.61%	7.39%
2023	117	22.15	21.73	2,584	1.53%	0.49%	0.69%	19.45%	19.21%
2022	133	18.54	18.23	2,470	1.38%	0.49%	0.69%	(3.22)%	(6.31)%
2021	135	19.16	19.45	2,618	1.42%	0.49%	0.69%	40.84%	36.90%
2020	158	13.99	13.81	2,205	1.87%	0.49%	0.69%	3.30%	3.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Capital Growth VIP, Class A
2024	550	$42.09	$89.61	$34,823	0.19%	0.49%	0.85%	25.99%	25.54%
2023	595	33.40	71.38	29,894	0.07%	0.49%	0.85%	37.90%	37.41%
2022	646	24.22	51.95	23,573	0.09%	0.49%	0.85%	(29.16)%	(31.32)%
2021	717	34.20	75.64	37,814	0.21%	0.49%	0.85%	21.74%	18.88%
2020	877	28.77	62.13	36,771	0.53%	0.49%	0.85%	37.86%	38.37%
DWS Core Equity VIP, Class A
2024	295	33.10	60.64	15,064	0.83%	0.49%	0.85%	19.49%	19.06%
2023	347	27.70	50.93	14,725	0.91%	0.49%	0.85%	24.96%	24.51%
2022	310	22.17	40.90	10,806	0.80%	0.49%	0.85%	(13.61)%	(18.99)%
2021	339	25.66	50.49	14,036	0.77%	0.49%	0.85%	28.45%	21.33%
2020	364	21.15	39.31	12,127	1.48%	0.49%	0.85%	15.14%	15.59%
DWS CROCI U.S. VIP, Class A
2024	181	17.41	28.47	4,999	1.47%	0.49%	0.85%	17.18%	16.76%
2023	197	14.86	24.39	4,648	1.71%	0.49%	0.85%	20.17%	19.74%
2022	210	12.37	20.36	4,136	1.81%	0.49%	0.85%	(13.48)%	(18.85)%
2021	225	14.29	25.10	5,303	1.95%	0.49%	0.85%	29.86%	22.67%
2020	276	11.65	19.33	5,205	2.59%	0.49%	0.85%	(12.91)%	(12.60)%
DWS Global Small Cap VIP, Class A
2024	68	14.61	14.08	981	1.41%	0.49%	0.85%	5.24%	4.86%
2023	73	13.88	13.43	998	0.88%	0.49%	0.85%	23.96%	23.51%
2022	91	11.20	10.87	1,009	0.55%	0.49%	0.85%	(22.33)%	(26.63)%
2021	93	14.42	14.82	1,359	0.37%	0.49%	0.85%	16.97%	11.29%
2020	98	12.95	12.67	1,258	0.95%	0.49%	0.85%	16.52%	16.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Small Cap Index VIP, Class A
2024	990	$20.88	$53.45	$29,121	1.16%	0.49%	0.85%	10.61%	10.21%
2023	1,025	18.87	48.50	27,439	1.14%	0.49%	0.85%	16.19%	15.77%
2022	1,106	16.24	41.89	26,458	0.92%	0.49%	0.85%	(18.84)%	(21.31)%
2021	1,159	20.01	53.23	35,011	0.83%	0.49%	0.85%	13.53%	10.87%
2020	1,234	18.05	46.89	33,005	1.22%	0.49%	0.85%	18.43%	18.84%
DWS Small Mid Cap Growth VIP, Class A
2024	62	19.07	35.95	1,459	0.00%	0.49%	0.85%	4.63%	4.25%
2023	67	18.23	34.49	1,498	0.03%	0.49%	0.85%	18.25%	17.83%
2022	74	15.42	29.27	1,415	0.00%	0.49%	0.85%	(26.39)%	(28.63)%
2021	74	20.94	41.01	1,965	0.04%	0.49%	0.85%	12.88%	10.23%
2020	84	19.00	36.33	1,919	0.05%	0.49%	0.85%	29.06%	29.51%
DWS Small Mid Cap Value VIP, Class A
2024	117	16.87	26.13	2,981	1.19%	0.49%	0.85%	5.69%	5.30%
2023	129	15.96	24.82	3,149	1.18%	0.49%	0.85%	14.39%	13.98%
2022	124	13.95	21.77	2,651	0.84%	0.49%	0.85%	(13.89)%	(19.09)%
2021	134	16.21	26.91	3,357	1.24%	0.49%	0.85%	33.51%	26.36%
2020	152	12.82	20.15	2,943	1.54%	0.49%	0.85%	(1.64)%	(1.27)%
Empower Aggressive Profile Fund, Investor Class
2024	14	16.36	16.19	222	3.08%	0.49%	0.65%	11.39%	11.21%
2023	14	14.69	14.56	204	3.19%	0.49%	0.65%	16.37%	16.19%
2022	14	12.62	12.53	182	1.82%	0.49%	0.65%	(14.46)%	(16.21)%
2021	5	14.76	14.95	67	5.73%	0.49%	0.85%	19.42%	17.34%
2020	4	12.58	12.52	55	1.65%	0.49%	0.65%	11.31%	11.49%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	$-	$-	$-	2.58%	0.49%	0.69%	6.23%	6.06%
2023	3	15.61	15.34	48	1.97%	0.49%	0.69%	9.91%	9.69%
2022	10	14.20	13.98	140	5.39%	0.49%	0.69%	(12.20)%	(14.68)%
2021	16	16.17	16.39	258	2.38%	0.49%	0.69%	26.95%	23.85%
2020	11	13.06	12.91	142	2.95%	0.49%	0.69%	8.31%	8.55%
Empower Bond Index Fund, Investor Class
2024	810	10.21	9.97	8,217	2.34%	0.49%	0.85%	0.33%	(0.03)%
2023	796	10.18	9.97	8,057	2.01%	0.49%	0.85%	4.51%	4.13%
2022	924	9.74	9.58	8,955	1.14%	0.49%	0.85%	(12.96)%	(15.53)%
2021	1,382	11.19	11.34	15,624	0.80%	0.49%	0.85%	(1.93)%	(4.14)%
2020	1,091	11.67	11.56	12,695	1.70%	0.49%	0.85%	6.25%	6.69%
Empower Conservative Profile Fund, Investor Class
2024	278	12.40	12.11	3,412	2.92%	0.49%	0.85%	4.57%	4.19%
2023	312	11.86	11.62	3,661	2.66%	0.49%	0.85%	7.72%	7.34%
2022	495	11.01	10.83	5,413	1.86%	0.49%	0.85%	(9.18)%	(11.87)%
2021	448	12.12	12.29	5,463	2.50%	0.49%	0.85%	6.86%	4.44%
2020	450	11.61	11.50	5,212	2.44%	0.49%	0.85%	7.29%	7.68%
Empower International Index Fund, Investor Class
2024	263	12.79	12.53	3,342	2.04%	0.49%	0.85%	2.41%	2.04%
2023	244	12.49	12.28	3,033	2.23%	0.49%	0.85%	16.94%	16.52%
2022	280	10.68	10.54	2,980	1.71%	0.49%	0.85%	(14.34)%	(16.27)%
2021	342	12.47	12.59	4,295	2.11%	0.49%	0.85%	10.87%	9.15%
2020	329	11.42	11.36	3,751	2.56%	0.49%	0.85%	6.61%	6.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower International Value Fund, Investor Class
2024	24	$14.96	$14.82	$354	1.56%	0.49%	0.69%	4.94%	(3.65)%
2023	20	14.25	14.17	291	1.50%	0.49%	0.65%	17.45%	17.27%
2022	21	12.13	12.02	251	1.17%	0.49%	0.85%	(15.09)%	(16.40)%
2021	20	14.29	14.37	291	3.88%	0.49%	0.85%	10.40%	9.74%
2020	1	13.02	13.02	15	6.08%	0.65%	0.65%	30.20%	30.20%
Empower Lifetime 2015 Fund, Investor Class
2024	4	13.30	12.37	48	1.23%	0.49%	0.85%	5.90%	0.51%
2023	18	12.56	12.31	220	2.97%	0.49%	0.85%	9.80%	9.40%
2022	18	11.44	11.25	201	2.07%	0.49%	0.85%	(11.53)%	(14.15)%
2021	15	12.93	13.10	198	2.65%	0.49%	0.85%	7.95%	6.53%
2020	1	12.14	12.14	16	1.53%	0.49%	0.49%	10.44%	10.44%
Empower Lifetime 2020 Fund, Investor Class
2024	51	13.52	13.38	678	2.89%	0.49%	0.65%	6.42%	6.25%
2023	51	12.70	12.59	639	2.75%	0.49%	0.65%	10.43%	10.25%
2022	51	11.50	11.42	580	2.06%	0.49%	0.65%	(12.23)%	(14.02)%
2021	49	13.11	13.28	649	1.07%	0.49%	0.85%	9.10%	7.21%
2020	560	12.23	12.17	6,845	2.11%	0.49%	0.65%	10.57%	10.75%
Empower Lifetime 2025 Fund, Investor Class
2024	41	13.86	13.71	568	2.36%	0.49%	0.65%	6.80%	6.63%
2023	45	12.98	12.86	584	2.43%	0.49%	0.65%	11.36%	11.19%
2022	53	11.65	11.57	614	1.66%	0.49%	0.65%	(13.11)%	(14.89)%
2021	56	13.41	13.59	753	2.08%	0.49%	0.85%	10.10%	8.19%
2020	79	12.40	12.34	982	2.42%	0.49%	0.65%	11.51%	11.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2030 Fund, Investor Class
2024	49	$14.27	$14.12	$698	2.96%	0.49%	0.65%	7.53%	7.36%
2023	43	13.27	13.16	573	2.56%	0.49%	0.65%	12.52%	12.34%
2022	46	11.80	11.71	542	1.85%	0.49%	0.65%	(13.91)%	(15.67)%
2021	48	13.70	13.89	669	2.63%	0.49%	0.85%	11.53%	10.06%
2020	23	12.45	12.45	288	2.78%	0.65%	0.65%	11.87%	11.87%
Empower Lifetime 2035 Fund, Investor Class
2024	14	14.83	14.67	208	2.15%	0.49%	0.65%	8.66%	8.48%
2023	14	13.65	13.52	191	2.00%	0.49%	0.65%	13.84%	13.66%
2022	14	11.99	11.90	168	0.81%	0.49%	0.65%	(14.91)%	(16.66)%
2021	72	14.09	14.28	1,029	2.33%	0.49%	0.85%	13.39%	11.90%
2020	72	12.59	12.59	912	2.13%	0.65%	0.65%	12.52%	12.52%
Empower Lifetime 2040 Fund, Investor Class
2024	2	15.15	15.15	27	2.62%	0.65%	0.65%	9.47%	9.47%
2023	2	13.84	13.84	25	2.39%	0.65%	0.65%	14.98%	14.98%
2022	2	12.04	12.04	21	1.69%	0.65%	0.65%	(16.23)%	(17.33)%
2021	2	14.37	14.56	26	2.86%	0.49%	0.85%	15.04%	13.53%
2020	2	12.66	12.66	22	2.18%	0.65%	0.65%	12.91%	12.91%
Empower Lifetime 2045 Fund, Investor Class
2024	8	15.59	15.42	129	1.94%	0.49%	0.65%	10.28%	10.10%
2023	8	14.14	14.01	117	1.77%	0.49%	0.65%	16.16%	15.97%
2022	8	12.17	12.08	101	1.43%	0.49%	0.65%	(16.12)%	(17.84)%
2021	7	14.51	14.70	101	2.53%	0.49%	0.85%	15.94%	14.42%
2020	7	12.68	12.68	87	1.98%	0.65%	0.65%	13.15%	13.15%

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High
Empower Lifetime 2050 Fund, Investor Class
2024	5		$15.67	$15.67	$74		2.47%	0.49%	0.49%	10.59%	10.59%
2023	5		14.17	14.17	67		2.24%	0.49%	0.49%	16.48%	16.48%
2022	5		12.16	12.16	57		1.62%	0.49%	0.49%	(16.25)%	(17.35)%
2021	5		14.52	14.72	69		1.04%	0.49%	0.85%	15.59%	14.07%
2020	5		12.73	12.73	60		2.22%	0.49%	0.49%	13.37%	13.37%
Empower Lifetime 2055 Fund, Investor Class
2024	8		15.58	15.41	122		1.24%	0.49%	0.65%	10.55%	10.37%
2023	8		14.09	13.97	111		1.24%	0.49%	0.65%	16.49%	16.30%
2022	8		12.10	12.01	95		0.98%	0.49%	0.65%	(16.44)%	(18.15)%
2021	8		14.48	14.67	116		2.18%	0.49%	0.85%	16.02%	14.01%
2020	8		12.70	12.65	100		2.27%	0.49%	0.65%	13.22%	13.39%
Empower Lifetime 2060 Fund, Investor Class
2024	5		16.11	15.96	82		2.45%	0.65%	0.85%	10.18%	9.95%
2023	5		14.62	14.51	74		4.65%	0.65%	0.85%	6.66%	15.98%
2022	0	*	12.51	12.51	0	*	2.01%	0.85%	0.85%	(17.80)%	(18.29)%
2021	0	*	15.22	15.31	0	*	2.56%	0.49%	0.85%	53.15%	52.23%
Empower Mid Cap Value Fund, Investor Class
2024	47		20.76	20.12	970		7.69%	0.49%	0.85%	15.11%	14.69%
2023	48		18.03	17.54	854		0.48%	0.49%	0.85%	14.59%	12.32%
2022	51		15.74	15.53	788		0.56%	0.49%	0.69%	(10.38)%	(13.35)%
2021	52		17.56	17.92	931		49.90%	0.49%	0.85%	30.75%	26.92%
2020	9		13.84	13.71	129		0.58%	0.49%	0.69%	(1.03)%	(0.82)%
Empower Moderate Profile Fund, Investor Class
2024	693		14.21	13.87	9,718		3.06%	0.49%	0.85%	7.42%	7.03%
2023	693		13.23	12.96	9,043		3.58%	0.49%	0.85%	11.39%	10.99%
2022	696		11.88	11.68	8,200		2.16%	0.49%	0.85%	(11.29)%	(13.91)%
2021	790		13.39	13.57	10,659		3.36%	0.49%	0.85%	12.51%	9.97%
2020	808		12.17	12.06	9,794		1.66%	0.49%	0.85%	10.32%	10.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Aggressive Profile Fund, Investor Class
2024	267	$14.92	$14.83	$3,948	3.03%	0.49%	0.85%	8.81%	10.38%
2023	294	13.71	13.43	4,004	2.21%	0.49%	0.85%	13.05%	12.64%
2022	332	12.13	11.93	3,999	1.57%	0.49%	0.85%	(12.36)%	(14.96)%
2021	323	13.84	14.02	4,511	4.59%	0.49%	0.85%	14.18%	12.20%
2020	324	12.34	12.28	3,978	2.61%	0.49%	0.65%	11.06%	11.23%
Empower Moderately Conservative Profile Fund, Investor Class
2024	336	13.24	12.93	4,415	2.84%	0.49%	0.85%	5.93%	5.54%
2023	371	12.50	12.25	4,600	3.01%	0.49%	0.85%	9.36%	8.97%
2022	448	11.43	11.24	5,085	1.71%	0.49%	0.85%	(10.07)%	(12.73)%
2021	514	12.71	12.88	6,589	3.22%	0.49%	0.85%	9.64%	7.17%
2020	443	11.86	11.75	5,235	1.41%	0.49%	0.85%	8.65%	9.00%
Empower Multi-Sector Bond Fund, Investor Class
2024	541	12.73	12.34	6,814	3.59%	0.49%	0.85%	4.63%	4.25%
2023	509	12.16	11.83	6,139	3.18%	0.49%	0.85%	7.35%	6.97%
2022	559	11.33	11.06	6,292	2.31%	0.49%	0.85%	(10.03)%	(13.94)%
2021	580	12.59	12.85	7,409	2.38%	0.49%	0.85%	2.10%	(1.63)%
2020	545	12.80	12.59	6,937	3.43%	0.49%	0.85%	8.15%	8.59%
Empower Real Estate Index Fund, Investor Class
2024	29	11.71	11.58	336	2.65%	0.65%	0.85%	6.84%	6.63%
2023	28	10.96	10.86	311	1.47%	0.65%	0.85%	12.57%	12.35%
2022	45	9.74	9.66	436	1.47%	0.65%	0.85%	(26.49)%	(27.41)%
2021	99	13.24	13.31	1,319	0.51%	0.65%	0.85%	43.85%	42.61%
2020	18	9.29	9.26	165	1.83%	0.65%	0.85%	(12.34)%	(12.14)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower SecureFoundation Balanced Fund, Investor Class
2024	8,866	$17.59	$16.93	$153,253	2.06%	0.49%	0.85%	7.65%	7.26%
2023	10,209	16.34	15.78	164,185	2.12%	0.49%	0.85%	12.63%	12.23%
2022	11,431	14.51	14.06	163,489	1.58%	0.49%	0.85%	(12.57)%	(17.52)%
2021	12,456	16.59	17.05	209,752	2.02%	0.49%	0.85%	13.23%	7.60%
2020	13,293	15.42	15.06	202,756	2.28%	0.49%	0.85%	12.97%	13.39%
Empower Small Cap Value Fund, Investor Class
2024	61	17.31	17.05	1,047	0.00%	0.49%	0.85%	7.68%	7.29%
2023	62	16.08	15.89	993	0.05%	0.49%	0.85%	17.24%	16.82%
2022	67	13.71	13.61	916	0.05%	0.49%	0.85%	(10.09)%	(11.17)%
2021	87	15.25	15.32	1,327	4.39%	0.49%	0.85%	30.12%	29.48%
2020	10	11.78	11.77	116	0.00%	0.49%	0.85%	17.72%	17.80%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	84	20.09	19.79	1,678	0.00%	0.49%	0.69%	8.52%	8.30%
2023	103	18.52	18.27	1,884	0.00%	0.49%	0.69%	19.34%	19.10%
2022	120	15.52	15.34	1,849	0.02%	0.49%	0.69%	(21.87)%	(24.04)%
2021	141	19.86	20.20	2,841	0.18%	0.49%	0.85%	15.11%	12.36%
2020	120	17.67	17.55	2,110	0.00%	0.49%	0.69%	23.26%	23.51%
Federated Hermes Fund for U.S. Government Securities II
2024	1,294	10.09	19.04	18,744	3.65%	0.49%	0.85%	0.09%	(0.28)%
2023	1,469	10.08	19.09	21,077	2.57%	0.49%	0.85%	3.68%	3.31%
2022	1,870	9.73	18.48	25,923	1.86%	0.49%	0.85%	(10.56)%	(13.29)%
2021	2,009	10.88	21.31	31,779	2.09%	0.49%	0.85%	(2.87)%	(5.15)%
2020	2,257	11.47	21.94	36,983	2.41%	0.49%	0.85%	4.33%	4.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Federated Hermes Managed Volatility Fund II
2024	61	$33.56	$33.56	$2,049	2.21%	0.85%	0.85%	14.57%	14.57%
2023	63	29.29	29.29	1,864	1.93%	0.85%	0.85%	7.76%	7.76%
2022	70	27.18	27.18	1,910	1.87%	0.85%	0.85%	(14.48)%	(14.48)%
2021	72	31.78	31.78	2,275	1.83%	0.85%	0.85%	17.51%	17.51%
2020	77	27.05	27.05	2,086	2.77%	0.85%	0.85%	0.09%	0.09%
Franklin Small Cap Value VIP Fund, Class 2
2024	162	20.81	32.42	4,190	0.92%	0.49%	0.85%	11.16%	10.75%
2023	175	18.72	29.27	4,171	0.52%	0.49%	0.85%	12.20%	11.79%
2022	175	16.68	26.18	3,788	1.00%	0.49%	0.85%	(8.02)%	(13.58)%
2021	158	18.14	30.30	3,870	1.03%	0.49%	0.85%	28.26%	21.38%
2020	241	14.94	23.62	4,529	1.73%	0.49%	0.85%	4.28%	4.64%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares
2024	5	12.14	11.93	59	2.76%	0.49%	0.69%	2.78%	2.57%
2023	5	11.81	11.63	58	6.66%	0.49%	0.69%	7.24%	7.03%
2022	5	11.01	10.87	54	3.12%	0.49%	0.69%	(5.07)%	(8.22)%
2021	7	11.60	11.84	80	1.50%	0.49%	0.85%	5.30%	2.21%
2020	7	11.35	11.24	77	1.14%	0.49%	0.69%	5.96%	6.16%
Invesco Oppenheimer V.I. International Growth Fund, Series I
2024	418	13.20	27.62	9,675	0.64%	0.49%	0.85%	(2.15)%	(2.51)%
2023	476	13.49	28.33	11,001	0.58%	0.49%	0.85%	20.47%	20.04%
2022	546	11.20	23.60	10,664	0.00%	0.49%	0.85%	(25.48)%	(30.12)%
2021	577	15.03	33.77	15,361	0.00%	0.49%	0.85%	12.99%	6.72%
2020	657	14.08	29.88	15,561	1.01%	0.49%	0.85%	20.50%	20.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Comstock Fund, Series I
2024	184	$24.74	$42.57	$6,669	1.75%	0.49%	0.85%	14.61%	14.20%
2023	210	21.59	37.28	6,766	1.74%	0.49%	0.85%	11.81%	11.41%
2022	271	19.31	33.46	7,611	1.88%	0.49%	0.85%	3.42%	(3.02)%
2021	191	18.67	34.50	5,738	1.80%	0.49%	0.85%	36.71%	29.13%
2020	212	14.46	25.24	5,039	2.56%	0.49%	0.85%	(1.69)%	(1.30)%
Invesco V.I. Core Equity Fund, Series I
2024	62	68.89	68.89	4,323	0.71%	0.85%	0.85%	24.54%	24.54%
2023	64	55.31	55.31	3,533	0.74%	0.85%	0.85%	22.32%	22.32%
2022	66	45.22	45.22	3,015	0.92%	0.85%	0.85%	(21.22)%	(21.22)%
2021	68	57.40	57.40	3,921	0.66%	0.85%	0.85%	26.66%	26.66%
2020	72	45.32	45.32	3,283	1.40%	0.85%	0.85%	12.90%	12.90%
Invesco V.I. EQV International Equity Fund, Series I
2024	564	13.99	19.60	10,499	1.68%	0.49%	0.85%	0.12%	(0.24)%
2023	645	13.97	19.65	11,950	0.19%	0.49%	0.85%	17.57%	17.15%
2022	723	11.88	16.77	11,312	1.71%	0.49%	0.85%	(16.45)%	(21.50)%
2021	762	14.22	21.37	14,696	1.25%	0.49%	0.85%	8.34%	2.53%
2020	796	13.87	19.72	14,640	2.47%	0.49%	0.85%	13.01%	13.42%
Invesco V.I. Global Fund, Series I
2024	625	24.10	66.27	32,029	0.00%	0.49%	0.85%	15.50%	15.08%
2023	692	20.86	57.59	30,516	0.22%	0.49%	0.85%	34.08%	33.60%
2022	746	15.56	43.10	24,757	0.00%	0.49%	0.85%	(30.22)%	(32.34)%
2021	778	22.30	63.71	38,708	0.00%	0.49%	0.85%	14.51%	11.83%
2020	838	19.94	55.64	36,420	0.75%	0.49%	0.85%	26.56%	27.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Growth and Income Fund, Series I
2024	237	$23.45	$41.12	$9,433	1.47%	0.49%	0.85%	15.43%	15.01%
2023	255	20.32	35.75	8,735	1.56%	0.49%	0.85%	12.11%	11.71%
2022	279	18.12	32.00	8,600	1.65%	0.49%	0.85%	(3.61)%	(9.59)%
2021	293	18.80	35.40	9,622	1.50%	0.49%	0.85%	31.71%	24.43%
2020	340	15.11	26.88	8,758	2.29%	0.49%	0.85%	1.23%	1.62%
Invesco V.I. High Yield Fund, Series I
2024	170	13.50	30.36	3,832	5.42%	0.49%	0.85%	7.20%	6.81%
2023	209	12.59	28.43	4,138	5.08%	0.49%	0.85%	9.64%	9.25%
2022	199	11.48	26.02	3,793	4.60%	0.49%	0.85%	(7.50)%	(10.32)%
2021	212	12.42	29.01	4,443	4.88%	0.49%	0.85%	3.50%	1.07%
2020	206	12.28	28.03	4,078	5.03%	0.49%	0.85%	2.46%	2.79%
Invesco V.I. Main Street Mid Cap Fund
2024	50	38.86	37.66	1,849	0.39%	0.65%	0.85%	16.30%	16.07%
2023	43	33.41	32.45	1,358	0.27%	0.65%	0.85%	13.73%	13.50%
2022	50	29.38	28.59	1,414	0.35%	0.65%	0.85%	66.98%	(17.11)%
2021	61	17.59	34.49	2,039	0.45%	0.49%	0.85%	25.34%	(37.54)%
2020	62	28.17	27.52	1,696	0.68%	0.65%	0.85%	8.34%	8.55%
Invesco V.I. Main Street Small Cap Fund
2024	141	24.67	24.05	3,444	0.00%	0.49%	0.85%	12.13%	11.73%
2023	94	22.00	21.52	2,045	1.08%	0.49%	0.85%	17.55%	17.13%
2022	113	18.72	18.38	2,095	0.54%	0.49%	0.85%	(13.92)%	(17.81)%
2021	110	21.75	22.36	2,442	0.33%	0.49%	0.85%	23.39%	18.67%
2020	130	18.32	18.12	2,364	0.72%	0.49%	0.85%	18.91%	19.38%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Small Cap Equity Fund, Series I
2024	74	$21.85	$47.80	$2,539	0.13%	0.49%	0.85%	17.51%	17.09%
2023	76	18.59	40.82	2,232	0.00%	0.49%	0.85%	16.01%	15.59%
2022	81	16.03	35.32	2,059	0.00%	0.49%	0.85%	(18.71)%	(23.15)%
2021	100	19.72	45.96	3,131	0.17%	0.49%	0.85%	22.45%	16.59%
2020	109	16.91	37.53	2,892	0.38%	0.49%	0.85%	26.16%	26.58%
Invesco V.I. Technology Fund, Series I
2024	226	38.96	76.93	5,439	0.00%	0.49%	0.85%	33.61%	33.13%
2023	230	29.16	57.78	4,039	0.00%	0.49%	0.85%	46.23%	45.70%
2022	238	19.94	39.66	2,817	0.00%	0.49%	0.85%	58.83%	(40.46)%
2021	262	12.55	66.61	5,552	0.00%	0.49%	0.85%	13.44%	(57.16)%
2020	280	29.31	58.71	5,358	0.00%	0.49%	0.85%	44.90%	45.38%
Janus Henderson Balanced Fund, Class I
2024	488	22.75	50.82	15,157	2.07%	0.49%	0.85%	14.86%	14.44%
2023	591	19.80	44.41	15,823	2.09%	0.49%	0.85%	14.85%	14.44%
2022	640	17.24	38.81	14,918	1.23%	0.49%	0.85%	(15.54)%	(18.85)%
2021	692	20.41	47.82	19,497	0.90%	0.49%	0.85%	18.71%	14.86%
2020	761	17.77	40.29	17,874	2.62%	0.49%	0.85%	13.35%	13.78%
Janus Henderson Flexible Bond Portfolio
2024	902	11.25	23.62	13,105	4.85%	0.49%	0.85%	1.46%	1.09%
2023	967	11.09	23.37	13,790	4.30%	0.49%	0.85%	4.99%	4.61%
2022	949	10.56	22.34	13,244	2.41%	0.49%	0.85%	(12.77)%	(14.39)%
2021	1,155	12.10	26.09	18,450	1.99%	0.49%	0.85%	(1.74)%	(2.87)%
2020	1,474	12.46	26.55	23,682	3.07%	0.49%	0.85%	9.54%	9.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Flexible Bond Portfolio, Service Shares
2024	1,844	$10.77	$15.93	$29,113	4.09%	0.65%	0.85%	0.96%	0.76%
2023	2,077	10.66	15.81	32,361	3.65%	0.65%	0.85%	4.61%	4.40%
2022	2,105	10.19	15.14	31,510	1.98%	0.65%	0.85%	(13.15)%	(17.10)%
2021	2,316	11.74	18.26	40,373	1.62%	0.65%	0.85%	0.97%	(3.23)%
2020	2,414	12.13	18.09	43,045	2.60%	0.65%	0.85%	9.35%	9.58%
Janus Henderson Global Research Fund, Class I
2024	482	26.77	63.50	18,260	0.77%	0.49%	0.85%	22.98%	22.53%
2023	461	21.77	51.82	14,505	0.92%	0.49%	0.85%	26.16%	25.71%
2022	502	17.26	41.23	12,686	1.04%	0.49%	0.85%	(17.58)%	(20.09)%
2021	533	20.94	51.59	16,764	0.52%	0.49%	0.85%	17.09%	14.34%
2020	545	18.31	44.06	14,815	0.89%	0.49%	0.85%	19.05%	19.45%
Janus Henderson Overseas Fund, Class S
2024	100	14.18	14.18	1,460	1.29%	0.85%	0.85%	4.68%	4.68%
2023	104	13.55	13.55	1,438	1.34%	0.85%	0.85%	9.65%	9.65%
2022	121	12.36	12.36	1,529	1.68%	0.85%	0.85%	(9.61)%	(9.61)%
2021	131	13.67	13.67	1,819	1.07%	0.85%	0.85%	12.33%	12.33%
2020	140	12.17	12.17	1,720	1.51%	0.85%	0.85%	15.03%	15.03%
Janus Henderson Overseas Portfolio, Institutional Shares
2024	76	38.07	38.07	2,909	1.36%	0.85%	0.85%	4.94%	4.94%
2023	82	36.28	36.28	3,006	1.52%	0.85%	0.85%	9.94%	9.94%
2022	87	33.00	33.00	2,908	1.75%	0.85%	0.85%	(9.38)%	(9.38)%
2021	95	36.42	36.42	3,494	1.14%	0.85%	0.85%	12.62%	12.62%
2020	106	32.33	32.33	3,432	1.47%	0.85%	0.85%	15.32%	15.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Research Portfolio, Institutional Shares
2024	122	$101.98	$101.98	$12,557	0.03%	0.85%	0.85%	34.16%	34.16%
2023	131	76.01	76.01	10,023	0.14%	0.85%	0.85%	41.96%	41.96%
2022	140	53.54	53.54	7,574	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	147	77.02	77.02	11,410	0.10%	0.85%	0.85%	19.31%	19.31%
2020	156	64.55	64.55	10,102	0.59%	0.85%	0.85%	31.82%	31.82%
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	5,094	21.78	34.30	135,141	1.74%	0.65%	0.85%	14.40%	14.17%
2023	5,523	19.04	30.04	127,207	1.78%	0.65%	0.85%	14.39%	14.16%
2022	5,900	16.65	26.32	118,841	0.96%	0.65%	0.85%	(15.89)%	(19.71)%
2021	6,467	19.79	32.78	157,249	0.66%	0.65%	0.85%	19.37%	14.40%
2020	7,051	17.30	27.46	147,185	2.27%	0.65%	0.85%	13.07%	13.29%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2024	29	60.14	58.88	1,727	0.00%	0.49%	0.69%	31.45%	31.19%
2023	32	45.75	44.88	1,433	0.00%	0.49%	0.69%	53.79%	53.49%
2022	40	29.75	29.24	1,193	0.00%	0.49%	0.69%	(36.30)%	(38.33)%
2021	42	46.70	47.42	1,958	0.20%	0.49%	0.69%	18.99%	15.67%
2020	41	40.37	39.85	1,634	0.00%	0.49%	0.69%	50.14%	50.48%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2024	316	57.66	58.42	18,504	0.00%	0.65%	0.85%	30.90%	30.64%
2023	353	44.05	44.72	15,764	0.00%	0.65%	0.85%	53.28%	52.98%
2022	349	28.74	29.23	10,158	0.00%	0.65%	0.85%	(36.58)%	(38.60)%
2021	450	45.31	47.61	20,984	0.11%	0.65%	0.85%	18.55%	15.22%
2020	442	39.32	40.16	17,657	0.00%	0.65%	0.85%	49.47%	49.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lazard Retirement Emerging Markets Equity Portfolio
2024	646	$11.72	$20.55	$11,355	3.31%	0.49%	0.85%	6.91%	6.52%
2023	680	10.96	19.29	11,064	4.77%	0.49%	0.85%	21.68%	21.24%
2022	747	9.01	15.91	10,119	3.31%	0.49%	0.85%	(13.19)%	(17.94)%
2021	794	10.38	19.39	12,637	1.81%	0.49%	0.85%	7.26%	2.12%
2020	869	10.16	18.08	13,337	2.85%	0.49%	0.85%	(2.12)%	(1.75)%
Lord Abbett Series Fund Short Duration Income Portfolio
2024	188	10.93	10.74	2,045	4.42%	0.49%	0.85%	4.62%	4.24%
2023	303	10.44	10.31	3,154	5.30%	0.49%	0.85%	4.54%	4.16%
2022	240	9.99	9.90	2,394	2.49%	0.49%	0.85%	(4.95)%	(6.43)%
2021	303	10.51	10.57	3,200	2.87%	0.49%	0.85%	0.27%	(0.47)%
2020	149	10.56	10.55	1,569	8.28%	0.49%	0.69%	5.46%	5.61%
LVIP American Century Balanced Fund, Standard Class II
2024	1,127	19.22	36.30	27,485	1.99%	0.49%	0.85%	11.51%	11.11%
2023	1,321	17.23	32.67	29,019	1.93%	0.49%	0.85%	15.84%	15.43%
2022	1,466	14.88	28.31	28,057	1.20%	0.49%	0.85%	(15.39)%	(19.67)%
2021	1,572	17.58	35.23	36,539	0.72%	0.49%	0.85%	17.22%	12.10%
2020	1,635	15.69	30.06	33,491	1.26%	0.49%	0.85%	11.58%	11.96%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	303	22.50	46.33	10,177	1.32%	0.49%	0.85%	12.54%	12.13%
2023	318	19.99	41.32	9,541	1.54%	0.49%	0.85%	8.12%	7.74%
2022	368	18.49	38.36	10,138	1.79%	0.49%	0.85%	(10.75)%	(13.47)%
2021	347	20.72	44.33	11,114	1.08%	0.49%	0.85%	22.60%	19.73%
2020	378	17.30	36.15	9,954	2.20%	0.49%	0.85%	10.87%	11.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century International Fund, Standard Class II
2024	314	$14.40	$35.80	$6,811	1.69%	0.49%	0.85%	2.10%	1.73%
2023	316	14.10	35.19	6,733	1.40%	0.49%	0.85%	12.02%	11.62%
2022	363	12.59	31.53	6,766	1.50%	0.49%	0.85%	(23.05)%	(25.39)%
2021	371	16.36	42.26	9,324	0.16%	0.49%	0.85%	7.83%	5.30%
2020	412	15.53	39.19	9,356	0.50%	0.49%	0.85%	24.81%	25.28%
LVIP American Century Mid Cap Value Fund, Service Class
2024	272	22.21	50.91	10,859	2.37%	0.49%	0.85%	7.99%	7.60%
2023	302	20.57	47.32	11,156	2.15%	0.49%	0.85%	5.51%	5.13%
2022	325	19.49	45.01	11,310	2.10%	0.49%	0.85%	0.85%	(4.66)%
2021	299	19.33	47.21	10,919	1.00%	0.49%	0.85%	25.10%	19.11%
2020	331	16.23	37.73	9,984	1.77%	0.49%	0.85%	0.25%	0.61%
LVIP American Century Value Fund, Standard Class II
2024	483	22.33	49.42	19,381	2.76%	0.49%	0.85%	8.94%	8.55%
2023	602	20.49	45.52	22,265	2.37%	0.49%	0.85%	8.57%	8.18%
2022	668	18.88	42.08	22,770	2.05%	0.49%	0.85%	2.82%	(3.09)%
2021	787	18.36	43.43	26,261	1.75%	0.49%	0.85%	27.01%	20.56%
2020	759	15.23	34.19	21,654	2.46%	0.49%	0.85%	0.12%	0.51%
LVIP Baron Growth Opportunities Fund, Service Class
2024	303	25.07	82.40	19,463	0.23%	0.49%	0.85%	4.92%	4.55%
2023	328	23.89	78.82	19,844	0.00%	0.49%	0.85%	17.23%	16.81%
2022	353	20.38	67.48	18,522	0.00%	0.49%	0.85%	(24.14)%	(26.46)%
2021	425	26.86	91.75	30,659	0.00%	0.49%	0.85%	17.71%	14.95%
2020	465	23.37	77.94	28,474	0.00%	0.49%	0.85%	32.94%	33.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP JPMorgan Core Bond Fund, Standard Class
2024	124	$9.46	$9.37	$1,169	5.35%	0.49%	0.69%	1.22%	1.02%
2023	100	9.34	9.27	933	3.58%	0.49%	0.69%	5.39%	5.18%
2022	38	8.86	8.82	337	1.89%	0.49%	0.69%	(14.60)%	(13.47)%
2021	62	10.38	10.19	631	1.87%	0.49%	0.85%	(1.71)%	0.00%
2020	36	10.38	10.37	378	0.00%	0.49%	0.69%	3.66%	3.80%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2024	99	20.96	55.74	2,992	0.75%	0.49%	0.85%	11.16%	10.76%
2023	112	18.85	50.32	3,035	1.42%	0.49%	0.85%	12.55%	12.15%
2022	101	16.75	44.87	2,587	0.45%	0.49%	0.85%	(17.51)%	(20.03)%
2021	110	20.31	56.12	3,588	0.58%	0.49%	0.85%	20.36%	17.52%
2020	112	17.28	46.62	3,038	1.10%	0.49%	0.85%	12.73%	13.10%
LVIP Macquarie SMID Cap Core Fund, Standard Class
2024	159	26.30	62.81	7,334	0.59%	0.49%	0.85%	14.17%	13.75%
2023	172	23.03	55.22	6,998	1.07%	0.49%	0.85%	15.88%	15.47%
2022	202	19.88	47.82	6,966	0.43%	0.49%	0.85%	(11.77)%	(17.26)%
2021	228	22.53	57.80	9,405	0.93%	0.49%	0.85%	26.27%	19.26%
2020	334	18.89	45.77	10,381	0.55%	0.49%	0.85%	10.14%	10.52%
LVIP Macquarie Value Fund, Standard Class
2024	66	16.44	15.99	1,071	1.94%	0.49%	0.85%	6.66%	6.27%
2023	68	15.42	15.05	1,046	1.68%	0.49%	0.85%	2.99%	2.62%
2022	75	14.97	14.80	1,124	1.64%	0.49%	0.69%	(2.84)%	(4.83)%
2021	101	15.41	15.55	1,564	6.30%	0.49%	0.69%	23.44%	20.69%
2020	82	12.77	12.60	1,043	2.39%	0.49%	0.85%	(0.41)%	(0.11)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Macquarie VIP Emerging Markets Series, Standard Class
2024	257	$12.64	$12.75	$3,265	2.73%	0.49%	0.85%	4.57%	4.20%
2023	296	12.08	12.23	3,608	1.67%	0.49%	0.85%	13.24%	12.83%
2022	355	10.67	10.84	3,788	4.29%	0.49%	0.85%	(25.94)%	(29.29)%
2021	368	14.41	15.33	5,439	0.33%	0.49%	0.85%	(2.17)%	(5.92)%
2020	359	15.32	15.67	5,469	0.80%	0.49%	0.85%	23.99%	24.52%
Macquarie VIP International Core Equity Series, Service Class
2024	109	13.17	12.72	1,422	1.26%	0.49%	0.85%	3.28%	2.91%
2023	124	12.75	12.36	1,578	1.58%	0.49%	0.85%	15.06%	14.65%
2022	142	11.08	10.78	1,568	2.29%	0.49%	0.85%	(12.65)%	(17.04)%
2021	148	12.69	12.99	1,916	1.08%	0.49%	0.85%	15.96%	10.92%
2020	174	11.44	11.21	1,984	2.63%	0.49%	0.85%	6.32%	6.69%
Macquarie VIP International Core Equity Series, Standard Class
2024	21	10.04	10.03	214	1.43%	0.49%	0.69%	0.40%	0.26%
Macquarie VIP Small Cap Value Series, Standard Class
2024	343	20.36	60.37	19,143	1.36%	0.49%	0.85%	10.77%	10.37%
2023	380	18.38	54.69	19,030	0.96%	0.49%	0.85%	8.91%	8.52%
2022	407	16.87	50.40	18,830	0.84%	0.49%	0.85%	(10.09)%	(26.44)%
2021	475	18.77	68.52	23,786	0.85%	0.49%	0.85%	57.94%	30.16%
2020	506	14.42	43.38	19,148	1.50%	0.49%	0.85%	(2.73)%	(2.38)%
MFS Blended Research Small Cap Equity Portfolio, Initial Class
2024	19	13.82	13.54	262	0.90%	0.49%	0.85%	4.43%	4.06%
2023	21	13.23	13.01	282	0.76%	0.49%	0.85%	18.38%	17.95%
2022	14	11.18	11.03	152	0.75%	0.49%	0.85%	(17.99)%	(19.84)%
2021	15	13.63	13.76	202	0.93%	0.49%	0.85%	29.44%	27.77%
2020	10	10.67	10.63	110	1.04%	0.49%	0.69%	1.52%	1.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Core Equity Portfolio, Service Class
2024	7	$19.26	$19.11	$140	0.48%	0.49%	0.65%	19.28%	19.09%
2023	4	16.14	16.05	70	0.32%	0.49%	0.65%	5.04%	22.00%
2022	4	13.16	13.16	51	0.09%	0.65%	0.65%	(17.74)%	(18.24)%
2021	4	15.99	16.09	65	0.32%	0.49%	0.85%	24.58%	23.83%
2020	4	12.92	12.92	52	0.00%	0.65%	0.65%	29.15%	29.15%
MFS International Growth Portfolio, Initial Class
2024	125	14.31	13.92	1,781	0.95%	0.49%	0.85%	8.47%	7.24%
2023	134	13.20	12.98	1,755	1.08%	0.49%	0.85%	14.16%	13.75%
2022	125	11.56	11.41	1,441	0.62%	0.49%	0.85%	(14.55)%	(16.48)%
2021	91	13.53	13.66	1,238	0.56%	0.49%	0.85%	9.39%	7.69%
2020	74	12.56	12.49	932	2.18%	0.49%	0.85%	14.87%	15.24%
MFS International Intrinsic Value Portfolio, Service Class
2024	1,177	18.50	37.18	33,240	1.11%	0.49%	0.85%	6.44%	6.06%
2023	1,321	17.38	35.05	35,199	0.47%	0.49%	0.85%	16.80%	16.38%
2022	1,406	14.88	30.12	31,926	0.49%	0.49%	0.85%	(22.02)%	(26.29)%
2021	1,566	19.09	40.86	46,747	0.14%	0.49%	0.85%	12.15%	6.78%
2020	1,638	17.87	36.44	44,955	0.85%	0.49%	0.85%	19.19%	19.64%
MFS Mid Cap Value Portfolio, Initial Class
2024	35	19.54	17.81	687	1.20%	0.49%	0.85%	13.19%	5.66%
2023	54	17.27	16.86	922	1.78%	0.49%	0.85%	12.18%	11.77%
2022	71	15.39	15.08	1,081	0.98%	0.49%	0.85%	(7.69)%	(11.07)%
2021	68	16.67	16.96	1,153	0.82%	0.49%	0.85%	32.09%	28.17%
2020	51	13.01	12.84	654	1.38%	0.49%	0.85%	2.95%	3.33%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Utilities Series, Service Class
2024	232	$17.17	$24.32	$5,312	2.05%	0.49%	0.85%	10.80%	10.40%
2023	286	15.49	22.03	5,834	2.88%	0.49%	0.85%	(2.81)%	(3.16)%
2022	382	15.94	22.74	8,214	2.34%	0.49%	0.85%	2.78%	(3.05)%
2021	319	15.51	23.46	6,738	1.55%	0.49%	0.85%	15.98%	10.19%
2020	354	14.08	20.23	6,653	2.26%	0.49%	0.85%	4.74%	5.13%
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2024	-	-	-	-	9.31%	0.85%	0.85%	14.53%	14.53%
2023	51	51.16	51.16	2,659	2.26%	0.85%	0.85%	13.55%	13.55%
2022	59	45.05	45.05	2,699	1.22%	0.85%	0.85%	(27.67)%	(27.67)%
2021	65	62.29	62.29	4,140	2.00%	0.85%	0.85%	38.62%	38.62%
2020	80	44.94	44.94	3,652	2.95%	0.85%	0.85%	(17.56)%	(17.56)%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
2024	28	17.43	25.45	647	0.27%	0.49%	0.85%	8.13%	7.74%
2023	29	16.12	23.62	641	0.50%	0.49%	0.85%	10.15%	9.75%
2022	34	14.64	21.52	661	0.15%	0.49%	0.85%	(7.90)%	(13.44)%
2021	34	15.89	24.86	735	0.26%	0.49%	0.85%	35.54%	28.31%
2020	34	12.39	18.34	566	0.77%	0.49%	0.85%	(3.66)%	(3.31)%
Neuberger Berman AMT Sustainable Equity Portfolio, Class S
2024	34	26.89	26.89	909	0.00%	0.49%	0.49%	24.90%	24.90%
2023	34	21.53	21.53	728	0.07%	0.49%	0.49%	25.95%	25.95%
2022	42	17.09	17.09	714	0.12%	0.49%	0.49%	(17.96)%	(19.05)%
2021	42	20.84	21.12	883	0.18%	0.49%	0.69%	22.56%	20.94%
2020	42	17.23	17.23	720	0.41%	0.49%	0.49%	18.66%	18.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
NVIT Mid Cap Index Fund, Class II
2024	497	$23.85	$65.64	$22,754	0.88%	0.49%	0.85%	12.69%	12.28%
2023	513	21.16	58.46	20,730	1.08%	0.49%	0.85%	15.25%	14.84%
2022	532	18.36	50.91	18,965	1.00%	0.49%	0.85%	(11.59)%	(16.27)%
2021	565	20.77	60.80	23,139	1.11%	0.49%	0.85%	25.87%	20.07%
2020	612	17.30	48.30	20,309	1.06%	0.49%	0.85%	11.89%	12.25%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2024	308	8.32	8.01	2,518	2.20%	0.49%	0.85%	3.65%	3.27%
2023	327	8.03	7.76	2,575	17.51%	0.49%	0.85%	(8.30)%	(8.63)%
2022	416	8.76	8.49	3,588	22.01%	0.49%	0.85%	11.32%	4.79%
2021	306	7.87	8.10	2,443	4.59%	0.49%	0.85%	35.88%	28.83%
2020	205	6.11	5.96	1,241	6.88%	0.49%	0.85%	0.73%	0.94%
PIMCO Emerging Markets Bond Portfolio, Admin Class
2024	59	11.44	11.14	668	6.46%	0.49%	0.85%	7.00%	6.62%
2023	66	10.70	10.44	708	5.71%	0.49%	0.85%	10.57%	10.17%
2022	71	9.67	9.48	683	4.82%	0.49%	0.85%	(14.73)%	(17.79)%
2021	66	11.34	11.53	760	4.48%	0.49%	0.85%	(2.32)%	(4.63)%
2020	69	11.89	11.81	791	5.03%	0.49%	0.69%	5.98%	6.19%
PIMCO High Yield Portfolio, Admin Class
2024	903	14.66	28.73	22,861	5.84%	0.49%	0.85%	6.36%	5.98%
2023	969	13.79	27.11	22,879	5.67%	0.49%	0.85%	11.67%	11.27%
2022	1,196	12.34	24.36	25,371	5.03%	0.49%	0.85%	(8.23)%	(29.86)%
2021	1,764	13.45	34.73	37,942	4.45%	0.49%	0.85%	30.32%	0.32%
2020	1,630	13.41	26.65	34,247	5.28%	0.49%	0.85%	4.84%	5.24%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO Low Duration Portfolio, Admin Class
2024	4,452	$10.75	$13.91	$58,352	3.99%	0.49%	0.85%	3.98%	3.61%
2023	4,639	10.33	13.42	58,442	3.60%	0.49%	0.85%	4.46%	4.09%
2022	5,090	9.89	12.89	61,148	1.65%	0.49%	0.85%	(3.60)%	(9.57)%
2021	5,897	10.26	14.26	75,872	0.52%	0.49%	0.85%	1.53%	(4.07)%
2020	5,946	10.70	14.04	78,240	1.31%	0.49%	0.85%	2.14%	2.48%
PIMCO Real Return Portfolio, Admin Class
2024	269	11.40	11.29	3,053	2.58%	0.49%	0.85%	1.63%	1.26%
2023	264	11.22	11.15	2,954	3.00%	0.49%	0.85%	3.16%	2.79%
2022	284	10.88	10.84	3,078	6.28%	0.49%	0.85%	(11.00)%	(13.61)%
2021	306	12.22	12.55	3,794	4.97%	0.49%	0.85%	5.86%	3.49%
2020	296	11.81	11.86	3,516	1.60%	0.49%	0.85%	10.73%	11.19%
PIMCO Total Return Portfolio, Admin Class
2024	7,530	11.18	16.89	109,419	4.04%	0.49%	0.85%	2.03%	1.66%
2023	7,602	10.96	16.61	108,412	3.56%	0.49%	0.85%	5.42%	5.04%
2022	7,843	10.39	15.81	106,703	2.60%	0.49%	0.85%	(12.35)%	(17.80)%
2021	8,818	11.86	19.24	139,410	1.82%	0.49%	0.85%	1.21%	(4.40)%
2020	9,223	12.41	19.01	149,444	2.31%	0.49%	0.85%	7.70%	8.16%
Pioneer Bond VCT Portfolio
2024	319	11.02	10.87	3,508	4.67%	0.49%	0.69%	2.66%	2.45%
2023	162	10.73	10.61	1,732	4.02%	0.49%	0.69%	6.44%	6.22%
2022	129	10.08	9.99	1,302	2.42%	0.49%	0.69%	(13.49)%	(15.41)%
2021	159	11.66	11.81	1,879	2.29%	0.49%	0.85%	0.84%	(1.41)%
2020	122	11.82	11.71	1,435	3.29%	0.49%	0.69%	7.55%	8.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Pioneer Fund VCT Portfolio, Class I
2024	117	$35.45	$70.07	$6,599	0.72%	0.49%	0.85%	22.05%	22.77%
2023	97	29.04	57.62	4,635	0.86%	0.49%	0.85%	28.30%	27.84%
2022	106	22.64	45.07	4,083	0.65%	0.49%	0.85%	(17.67)%	(20.18)%
2021	110	27.50	56.46	5,330	0.32%	0.49%	0.85%	26.90%	23.92%
2020	170	22.19	44.49	5,141	0.78%	0.49%	0.85%	23.22%	23.68%
Pioneer Mid Cap Value VCT Portfolio, Class II
2024	64	19.85	29.15	1,889	1.68%	0.49%	0.85%	10.10%	9.70%
2023	63	18.03	26.58	1,671	1.73%	0.49%	0.85%	11.66%	11.26%
2022	68	16.15	23.89	1,631	1.39%	0.49%	0.85%	(3.75)%	(9.56)%
2021	59	16.78	26.41	1,527	0.83%	0.49%	0.85%	32.36%	25.27%
2020	63	13.39	19.95	1,250	1.06%	0.49%	0.85%	1.03%	1.37%
Pioneer Select Mid Cap Growth VCT Portfolio, Class I
2024	154	26.34	58.10	6,908	0.00%	0.49%	0.85%	23.32%	22.88%
2023	144	21.36	47.28	5,507	0.00%	0.49%	0.85%	18.19%	17.77%
2022	163	18.07	40.15	5,245	0.00%	0.49%	0.85%	(29.50)%	(31.64)%
2021	178	25.63	58.73	8,306	0.00%	0.49%	0.85%	7.15%	4.64%
2020	206	24.49	54.81	8,766	0.00%	0.49%	0.85%	37.98%	38.53%
Prudential Series Fund Equity Portfolio, Class II
2024	33	63.57	61.61	2,001	0.00%	0.65%	0.85%	24.99%	24.73%
2023	33	50.86	49.40	1,643	0.00%	0.65%	0.85%	31.13%	30.87%
2022	41	38.79	37.74	1,557	0.00%	0.65%	0.85%	57.32%	(27.88)%
2021	42	24.66	52.33	2,138	0.00%	0.49%	0.85%	21.91%	(43.89)%
2020	43	43.94	42.93	1,828	0.00%	0.65%	0.85%	27.40%	27.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Prudential Series Fund Natural Resources Portfolio, Class II
2024	28	$9.82	$15.85	$429	0.00%	0.49%	0.85%	3.44%	3.07%
2023	29	9.49	15.38	430	0.00%	0.49%	0.85%	1.09%	0.72%
2022	32	9.39	15.27	464	0.00%	0.49%	0.85%	22.80%	17.50%
2021	41	7.64	12.99	511	0.00%	0.49%	0.85%	27.15%	22.54%
2020	49	6.24	10.22	485	0.00%	0.49%	0.85%	10.83%	11.20%
Putnam VT Core Equity Fund, Class IA
2024	107	36.40	35.91	3,844	0.85%	0.49%	0.85%	26.70%	26.24%
2023	88	28.73	28.45	2,511	0.69%	0.49%	0.85%	27.73%	27.28%
2022	67	22.49	22.35	1,499	1.38%	0.49%	0.85%	(13.62)%	(17.53)%
2021	58	26.04	27.10	1,550	0.95%	0.49%	0.85%	32.22%	27.16%
2020	58	20.48	20.50	1,193	1.33%	0.49%	0.85%	16.64%	17.08%
Putnam VT Global Asset Allocation Fund, Class IA
2024	42	19.18	18.59	784	2.33%	0.49%	0.85%	16.06%	15.64%
2023	44	16.53	16.08	714	1.92%	0.49%	0.85%	17.21%	16.79%
2022	56	14.10	13.77	770	1.66%	0.49%	0.85%	(14.50)%	(18.22)%
2021	59	16.49	16.83	973	0.91%	0.49%	0.85%	15.62%	11.39%
2020	61	14.81	14.56	890	2.29%	0.49%	0.85%	11.66%	12.01%
Putnam VT Global Health Care Fund, Class IB
2024	82	23.53	35.47	2,828	0.50%	0.49%	0.85%	0.93%	0.56%
2023	126	23.32	35.27	4,317	0.31%	0.49%	0.85%	8.60%	8.21%
2022	140	21.47	32.60	4,438	0.41%	0.49%	0.85%	(2.51)%	(7.47)%
2021	153	22.02	35.23	5,163	1.09%	0.49%	0.85%	20.94%	15.61%
2020	160	19.05	29.13	4,566	0.53%	0.49%	0.85%	15.27%	15.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Income Fund, Class IA
2024	515	$10.62	$10.26	$5,402	5.51%	0.49%	0.85%	2.05%	1.69%
2023	488	10.41	10.09	5,029	5.97%	0.49%	0.85%	4.45%	4.07%
2022	502	9.96	9.69	4,952	5.90%	0.49%	0.85%	(11.81)%	(16.25)%
2021	551	11.30	11.57	6,332	1.62%	0.49%	0.85%	(2.94)%	(7.16)%
2020	550	12.17	11.93	6,656	5.33%	0.49%	0.85%	5.07%	5.47%
Putnam VT International Equity Fund, Class IA
2024	100	15.92	14.87	1,581	2.42%	0.49%	0.85%	2.73%	(1.30)%
2023	102	15.49	15.07	1,561	0.26%	0.49%	0.85%	18.28%	17.85%
2022	100	13.10	12.79	1,299	1.81%	0.49%	0.85%	(13.24)%	(17.02)%
2021	97	15.10	15.41	1,482	1.38%	0.49%	0.85%	10.40%	6.36%
2020	109	14.20	13.96	1,537	1.96%	0.49%	0.85%	11.40%	11.77%
Putnam VT International Value Fund, Class IA
2024	75	15.15	14.63	1,135	2.59%	0.49%	0.85%	4.92%	4.54%
2023	84	14.44	14.00	1,207	1.62%	0.49%	0.85%	18.50%	18.07%
2022	87	12.19	11.85	1,057	2.13%	0.49%	0.85%	(4.90)%	(9.68)%
2021	93	12.81	13.12	1,219	2.31%	0.49%	0.85%	16.02%	11.99%
2020	105	11.44	11.31	1,202	2.63%	0.49%	0.69%	3.51%	3.72%
Putnam VT Large Cap Value Fund, Class IB
2024	545	28.42	47.96	21,100	1.04%	0.49%	0.85%	18.56%	18.13%
2023	508	23.98	40.60	16,904	2.07%	0.49%	0.85%	15.10%	14.69%
2022	579	20.83	35.40	16,564	1.40%	0.49%	0.85%	(0.92)%	(6.17)%
2021	582	21.02	37.73	17,294	1.16%	0.49%	0.85%	29.21%	23.26%
2020	584	17.06	29.20	14,452	1.86%	0.49%	0.85%	4.92%	5.29%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Mortgage Securities Fund
2024	261	$10.27	$10.98	$2,848	4.42%	0.49%	0.85%	4.24%	3.87%
2023	242	9.85	10.57	2,512	15.35%	0.49%	0.85%	4.76%	4.38%
2022	265	9.40	10.12	2,652	9.85%	0.49%	0.85%	(8.03)%	(12.89)%
2021	356	10.22	11.62	3,909	0.00%	0.49%	0.85%	(2.33)%	(6.82)%
2020	399	10.97	11.90	4,609	9.68%	0.49%	0.85%	(2.40)%	(2.03)%
Putnam VT Small Cap Value Fund, Class IA
2024	23	20.48	20.08	477	0.97%	0.65%	0.85%	5.78%	5.57%
2023	19	19.36	19.02	374	0.50%	0.65%	0.85%	23.33%	23.09%
2022	12	15.69	15.45	192	0.67%	0.65%	0.85%	(12.19)%	(14.69)%
2021	9	17.87	18.11	163	1.23%	0.65%	0.85%	40.92%	37.47%
2020	10	13.00	12.85	135	1.16%	0.65%	0.85%	3.33%	3.52%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	86	36.19	35.07	3,032	0.96%	0.65%	0.85%	2.59%	2.38%
2023	94	35.28	34.26	3,254	0.68%	0.65%	0.85%	24.72%	24.47%
2022	101	28.28	27.52	2,794	0.08%	0.65%	0.85%	97.35%	(12.43)%
2021	112	14.33	31.43	3,456	1.21%	0.49%	0.85%	30.63%	25.88%
2020	118	11.39	24.06	2,855	0.92%	0.49%	0.85%	(8.10)%	(7.81)%
Schwab Government Money Market Portfolio
2024	14,065	11.07	13.95	166,994	4.95%	0.49%	0.85%	4.55%	4.17%
2023	14,590	10.59	13.39	165,245	4.78%	0.49%	0.85%	4.37%	4.00%
2022	15,833	10.15	12.88	171,626	1.48%	0.49%	0.85%	3.75%	0.59%
2021	13,156	9.78	12.80	142,709	0.06%	0.49%	0.85%	(0.79)%	(3.12)%
2020	15,575	10.09	12.91	168,645	0.14%	0.49%	0.85%	(0.58)%	(0.16)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Schwab S&P 500 Index Fund
2024	12,567	$34.96	$104.20	$607,462	1.44%	0.49%	0.85%	24.34%	23.89%
2023	13,844	28.11	84.10	537,550	1.41%	0.49%	0.85%	25.61%	25.16%
2022	15,106	22.38	67.20	466,558	1.25%	0.49%	0.85%	(16.26)%	(18.81)%
2021	16,187	26.73	82.76	615,857	1.26%	0.49%	0.85%	27.58%	24.59%
2020	17,207	21.45	64.87	511,660	1.21%	0.49%	0.85%	17.28%	17.67%
Schwab VIT Balanced Portfolio
2024	263	14.17	13.93	3,726	2.16%	0.49%	0.69%	7.33%	7.11%
2023	270	13.21	13.01	3,564	1.87%	0.49%	0.69%	11.41%	11.19%
2022	297	11.85	11.70	3,519	1.53%	0.49%	0.69%	(14.16)%	(16.25)%
2021	338	13.81	13.97	4,714	1.29%	0.49%	0.69%	8.67%	6.44%
2020	492	12.97	12.85	6,373	1.93%	0.49%	0.69%	7.45%	7.74%
Schwab VIT Balanced with Growth Portfolio
2024	334	16.22	15.94	5,402	2.07%	0.49%	0.69%	9.44%	9.22%
2023	333	14.82	14.59	4,926	1.69%	0.49%	0.69%	14.30%	14.07%
2022	384	12.96	12.79	4,964	1.59%	0.49%	0.69%	(15.46)%	(17.52)%
2021	407	15.34	15.51	6,292	1.29%	0.49%	0.69%	11.92%	9.63%
2020	501	13.99	13.86	6,996	2.18%	0.49%	0.69%	9.29%	9.54%
Schwab VIT Growth Portfolio
2024	71	18.17	17.86	1,296	1.91%	0.49%	0.69%	11.23%	11.00%
2023	51	16.34	16.09	836	1.53%	0.49%	0.69%	16.95%	16.72%
2022	58	13.97	13.78	802	1.20%	0.49%	0.69%	(16.71)%	(18.74)%
2021	124	16.77	16.96	2,098	1.16%	0.49%	0.69%	15.18%	12.82%
2020	292	14.87	14.73	4,342	2.47%	0.49%	0.69%	10.57%	10.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Health Sciences Portfolio
2024	52	$26.33	$25.78	$1,375	0.00%	0.49%	0.69%	1.16%	0.95%
2023	59	26.03	25.53	1,532	0.00%	0.49%	0.69%	2.46%	2.25%
2022	60	25.40	24.97	1,511	0.00%	0.49%	0.69%	(11.57)%	(14.38)%
2021	60	28.73	29.17	1,753	0.00%	0.49%	0.69%	14.04%	10.85%
2020	62	25.91	25.57	1,611	0.00%	0.49%	0.69%	28.71%	28.99%
T. Rowe Price Health Sciences Portfolio, Class II
2024	153	25.21	25.50	3,874	0.00%	0.65%	0.85%	0.76%	0.55%
2023	151	25.02	25.36	3,792	0.00%	0.65%	0.85%	2.02%	1.82%
2022	181	24.52	24.90	4,463	0.00%	0.65%	0.85%	(11.92)%	(14.74)%
2021	177	27.84	29.21	5,016	0.00%	0.65%	0.85%	13.60%	10.41%
2020	163	25.22	25.71	4,156	0.00%	0.65%	0.85%	28.17%	28.43%
Templeton Foreign VIP Fund, Class 2
2024	447	10.38	14.01	6,034	2.45%	0.49%	0.85%	(1.48)%	5.39%
2023	458	10.54	14.28	6,237	3.17%	0.49%	0.85%	20.17%	19.74%
2022	491	8.77	11.92	5,595	3.11%	0.49%	0.85%	(5.51)%	(10.50)%
2021	521	9.28	13.32	6,474	1.83%	0.49%	0.85%	5.72%	0.85%
2020	521	9.20	12.60	6,240	3.58%	0.49%	0.85%	(2.01)%	(1.68)%
Templeton Global Bond VIP Fund, Class 2
2024	746	7.65	7.50	5,669	0.00%	0.49%	0.85%	(11.81)%	(12.13)%
2023	792	8.68	8.54	6,824	0.00%	0.49%	0.85%	2.38%	2.02%
2022	921	8.47	8.37	7,773	0.00%	0.49%	0.85%	(2.79)%	(7.19)%
2021	957	8.72	9.02	8,555	0.00%	0.49%	0.85%	(4.34)%	(8.01)%
2020	938	9.48	9.43	8,884	8.91%	0.49%	0.85%	(6.08)%	(5.71)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Third Avenue Value Fund
2024	78	$17.27	$16.63	$1,348	2.52%	0.65%	0.85%	(2.91)%	(3.10)%
2023	85	17.78	17.17	1,511	2.35%	0.65%	0.85%	20.06%	19.82%
2022	92	14.81	14.33	1,358	1.48%	0.65%	0.85%	18.98%	11.53%
2021	102	12.45	12.85	1,302	0.70%	0.65%	0.85%	24.91%	17.56%
2020	111	10.59	10.28	1,164	2.87%	0.65%	0.85%	(3.26)%	(3.02)%
Touchstone VST Bond Fund
2024	419	10.70	13.37	5,455	4.82%	0.49%	0.85%	1.69%	1.32%
2023	521	10.52	13.20	6,737	4.79%	0.49%	0.85%	5.56%	5.18%
2022	488	9.96	12.55	5,911	2.01%	0.49%	0.85%	(11.89)%	(16.71)%
2021	519	11.31	15.06	7,232	2.45%	0.49%	0.85%	0.47%	(4.34)%
2020	520	11.82	14.99	7,345	1.95%	0.49%	0.85%	8.81%	9.16%
Touchstone VST Common Stock Fund
2024	171	32.70	70.50	11,839	0.63%	0.49%	0.85%	20.88%	20.45%
2023	191	27.05	58.54	10,918	0.44%	0.49%	0.85%	26.04%	25.59%
2022	195	21.46	46.61	8,896	0.41%	0.49%	0.85%	(15.79)%	(20.39)%
2021	204	25.49	58.55	11,323	0.55%	0.49%	0.85%	30.02%	23.79%
2020	221	20.59	45.03	9,644	0.66%	0.49%	0.85%	22.64%	23.06%
Touchstone VST Common Stock Fund, Service Class
2024	87	31.64	69.44	5,560	0.44%	0.49%	0.85%	20.67%	20.23%
2023	95	26.22	57.75	5,088	0.65%	0.49%	0.85%	25.74%	25.29%
2022	98	20.85	46.10	4,136	0.22%	0.49%	0.85%	(15.92)%	(20.52)%
2021	119	24.80	58.00	5,824	0.41%	0.49%	0.85%	29.73%	23.53%
2020	118	20.08	44.71	4,503	0.67%	0.49%	0.85%	22.45%	22.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Touchstone VST Small Company Fund
2024	141	$26.52	$59.84	$6,482	0.42%	0.49%	0.85%	13.14%	12.74%
2023	158	23.44	53.08	6,399	0.23%	0.49%	0.85%	16.03%	15.62%
2022	158	20.20	45.91	5,464	0.03%	0.49%	0.85%	(12.50)%	(17.29)%
2021	179	23.09	55.51	6,976	0.06%	0.49%	0.85%	26.29%	20.24%
2020	224	19.20	43.95	6,839	0.17%	0.49%	0.85%	17.68%	18.08%
VanEck VIP Global Resources Fund
2024	281	7.59	12.37	2,746	2.28%	0.49%	0.85%	(3.56)%	(3.91)%
2023	426	7.87	12.87	4,056	2.73%	0.49%	0.85%	(4.31)%	(4.65)%
2022	500	8.22	13.50	5,045	1.35%	0.49%	0.85%	10.58%	4.53%
2021	508	7.44	12.91	4,696	0.29%	0.49%	0.85%	20.69%	14.91%
2020	795	6.47	10.70	5,703	1.03%	0.49%	0.85%	17.83%	18.29%
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I
2024	215	10.87	13.18	2,853	7.34%	0.49%	0.85%	2.27%	1.90%
2023	233	10.63	12.93	3,021	4.21%	0.49%	0.85%	10.86%	10.46%
2022	259	9.59	11.71	3,045	4.50%	0.49%	0.85%	(4.82)%	(10.03)%
2021	258	10.07	13.01	3,285	5.11%	0.49%	0.85%	(2.42)%	(7.09)%
2020	298	10.84	13.34	4,021	7.88%	0.49%	0.85%	7.99%	8.41%
Vanguard VIF Capital Growth Portfolio
2024	181	33.65	32.94	6,078	1.09%	0.49%	0.69%	12.85%	12.63%
2023	200	29.82	29.25	5,931	0.98%	0.49%	0.69%	27.36%	27.10%
2022	214	23.41	23.01	5,001	0.89%	0.49%	0.69%	(14.61)%	(17.33)%
2021	236	27.42	27.84	6,557	0.96%	0.49%	0.69%	22.55%	19.13%
2020	247	23.02	22.71	5,699	1.61%	0.49%	0.69%	16.66%	16.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Diversified Value Portfolio
2024	261	$25.05	$24.52	$6,519	1.59%	0.49%	0.69%	14.32%	14.09%
2023	286	21.91	21.49	6,245	1.38%	0.49%	0.69%	19.54%	19.30%
2022	297	18.33	18.01	5,429	1.16%	0.49%	0.69%	(10.57)%	(13.42)%
2021	333	20.49	20.81	6,915	1.16%	0.49%	0.69%	31.56%	27.87%
2020	370	16.03	15.82	5,911	2.82%	0.49%	0.69%	10.99%	11.22%
Vanguard VIF Mid-Cap Index Portfolio
2024	455	25.34	24.81	11,477	1.38%	0.49%	0.69%	14.51%	14.28%
2023	480	22.13	21.71	10,585	1.43%	0.49%	0.69%	15.27%	15.04%
2022	501	19.20	18.87	9,589	1.14%	0.49%	0.69%	(17.98)%	(20.59)%
2021	540	23.40	23.76	12,776	1.10%	0.49%	0.69%	25.39%	21.88%
2020	798	19.20	18.95	15,285	1.62%	0.49%	0.69%	17.27%	17.52%
Vanguard VIF Real Estate Index Portfolio
2024	277	17.38	17.01	4,797	3.03%	0.49%	0.69%	4.23%	4.02%
2023	247	16.67	16.36	4,104	2.33%	0.49%	0.69%	11.15%	10.93%
2022	264	15.00	14.74	3,946	1.81%	0.49%	0.69%	(25.53)%	(27.91)%
2021	386	20.14	20.45	7,878	1.79%	0.49%	0.69%	41.38%	37.42%
2020	306	14.66	14.47	4,485	2.85%	0.49%	0.69%	(5.51)%	(5.31)%
Vanguard VIF Small Company Growth Portfolio
2024	113	23.64	23.14	2,670	0.55%	0.49%	0.69%	10.83%	10.61%
2023	126	21.33	20.92	2,683	0.41%	0.49%	0.69%	19.06%	18.83%
2022	129	17.91	17.61	2,301	0.27%	0.49%	0.69%	(24.58)%	(26.98)%
2021	142	23.75	24.11	3,399	0.36%	0.49%	0.69%	15.17%	11.95%
2020	221	21.22	20.94	4,689	0.75%	0.49%	0.69%	22.37%	22.56%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.